UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Large Cap Equity Fund, Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small/Mid Cap Equity Fund, Goldman Sachs Enhanced Dividend Global Equity Portfolio, and Goldman Sachs Tax-Advantaged Global Equity Portfolio is filed herewith.

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A: GADGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$511,488,207
  # of Portfolio Holdings as of Period End18
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$334,874

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H167-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class: GIDGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$511,488,207
  # of Portfolio Holdings as of Period End18
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$334,874

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38143H175-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6: GRGDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$511,488,207
  # of Portfolio Holdings as of Period End18
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$334,874

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38148U197-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P: GAFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	85.3%
Exchange-Traded Funds	5.8%
Investment Company	7.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$511,488,207
  # of Portfolio Holdings as of Period End18
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$334,874

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Enhanced Dividend Global Equity Portfolio

38150B830-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A: TAGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B120-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class: TIGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38142B112-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6: TRGGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38148U189-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P: GSKPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Fund Allocation (%)

Table Summary
Underlying Funds	87.8%
Exchange-Traded Funds	1.8%
Investment Company	8.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,645,717,738
  # of Portfolio Holdings as of Period End17
  Portfolio Turnover Rate for the Period3%
  Total Net Advisory Fees Paid for the Period$3,666,074

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Tax-Advantaged Global Equity Portfolio

38150B236-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Class A: GSCGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38141W638-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Class C: GSPCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B344-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Institutional Class: GSPIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B146-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Service Class: GSPSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38142B138-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Investor Class: GSPTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N452-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Class R6: GSPUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38147X390-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Class R: GSPRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38144N460-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Equity Fund

Class P: GGGPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	30.9%
Financials	12.7%
Industrials	10.4%
Consumer Discretionary	10.0%
Health Care	9.4%
Communication Services	9.3%
Consumer Staples	4.9%
Energy	3.7%
Materials	3.1%
Other	5.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,459,854,834
  # of Portfolio Holdings as of Period End139
  Portfolio Turnover Rate for the Period35%
  Total Net Advisory Fees Paid for the Period$4,837,579

Goldman Sachs Large Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Equity Fund

38150B608-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Class A: GGOAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y104-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Class C: GGOCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y302-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Institutional Class: GGOIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y401-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Service Class: GGOSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38142Y500-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Investor Class: GGOTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N346-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Class R6: GGOUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38148U601-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Class R: GGORX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$70	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38144N353-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Growth Fund

Class P: GGQPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	27.2%
Health Care	18.4%
Consumer Discretionary	17.7%
Information Technology	15.9%
Communication Services	5.6%
Materials	3.7%
Consumer Staples	3.2%
Utilities	3.1%
Financials	2.6%
Other	2.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$980,388,893
  # of Portfolio Holdings as of Period End69
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$3,969,690

Goldman Sachs Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Growth Fund

38150B699-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Class A: GSBDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C182-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Class C: GSBAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C174-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Institutional Class: GSAJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C141-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Investor Class: GSAHX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C133-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Class R6: GSBEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C158-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Growth Fund

Class P: GSADX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	28.6%
Information Technology	24.1%
Health Care	22.7%
Consumer Discretionary	10.8%
Financials	6.6%
Materials	2.2%
Investment Company	2.2%
Consumer Staples	1.7%
Energy	1.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$424,007,615
  # of Portfolio Holdings as of Period End114
  Portfolio Turnover Rate for the Period60%
  Total Net Advisory Fees Paid for the Period$1,647,239

Goldman Sachs Small Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Fund

38145C125-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class A: GSMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H779-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class C: GSMGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H753-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class: GSMYX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H746-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Service Class: GSMQX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$75	1.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38143H738-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class: GTMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N320-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class R6: GTMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38148U700-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class R: GTMRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$78	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38144N338-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Growth Fund

Class P: GSWPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	29.8%
Information Technology	25.2%
Health Care	20.6%
Consumer Discretionary	15.0%
Financials	5.5%
Investment Company	1.7%
Materials	1.4%
Energy	0.9%
Consumer Staples	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,224,503,757
  # of Portfolio Holdings as of Period End102
  Portfolio Turnover Rate for the Period66%
  Total Net Advisory Fees Paid for the Period$5,529,836

Goldman Sachs Small/Mid Cap Growth Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Growth Fund

38150B327-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Class A: GSGRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W588-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Class C: GSGCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38142B310-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Institutional Class: GSIIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W414-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Service Class: GSGSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38141W422-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Investor Class: GRGTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N437-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Class R6: GRGUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38147X457-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Class R: GRGRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38144N445-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Equity Income Fund

Class P: GABPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	17.6%
Industrials	14.7%
Health Care	12.3%
Information Technology	11.0%
Energy	8.2%
Communication Services	8.0%
Consumer Staples	7.9%
Utilities	6.7%
Consumer Discretionary	5.4%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$436,858,595
  # of Portfolio Holdings as of Period End77
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$1,354,964

Goldman Sachs Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Equity Income Fund

38150B798-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Class A: GSLAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y815-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Class C: GSVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y781-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Institutional Class: GSLIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y773-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Service Class: GSVSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38142Y765-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Investor Class: GSVTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N411-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Class R6: GSVUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38147X440-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Class R: GSVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38144N429-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Large Cap Value Fund

Class P: GMYPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	18.7%
Financials	18.2%
Health Care	11.4%
Information Technology	10.6%
Communication Services	8.2%
Consumer Staples	8.1%
Consumer Discretionary	7.7%
Materials	5.0%
Energy	4.9%
Other	7.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$447,865,702
  # of Portfolio Holdings as of Period End64
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$1,424,149

Goldman Sachs Large Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Fund

38150B533-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Class A: GCMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V720-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Class C: GCMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38142V696-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Institutional Class: GSMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W398-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Service Class: GSMSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38141W380-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Investor Class: GCMTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N361-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Class R6: GCMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38147X432-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Class R: GCMRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38144N379-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Mid Cap Value Fund

Class P: GMPPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	19.5%
Financials	14.9%
Information Technology	11.0%
Consumer Discretionary	8.3%
Materials	8.0%
Energy	7.9%
Real Estate	7.8%
Utilities	7.5%
Health Care	7.3%
Other	7.8%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,131,391,596
  # of Portfolio Holdings as of Period End87
  Portfolio Turnover Rate for the Period48%
  Total Net Advisory Fees Paid for the Period$4,059,756

Goldman Sachs Mid Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Mid Cap Value Fund

38150B475-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Class A: GSSMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$66	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38141W612-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Class C: GSSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142B336-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Institutional Class: GSSIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V209-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Service Class: GSSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$77	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38142V308-SAR-0226     Service Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Investor Class: GSQTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N296-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Class R6: GSSUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38147X424-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Class R: GSQRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$79	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38144N312-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small Cap Value Fund

Class P: GSYPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.1%
Industrials	16.6%
Consumer Discretionary	10.0%
Materials	8.7%
Energy	8.4%
Health Care	8.3%
Information Technology	7.8%
Real Estate	6.5%
Utilities	5.4%
Other	2.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$940,659,763
  # of Portfolio Holdings as of Period End189
  Portfolio Turnover Rate for the Period41%
  Total Net Advisory Fees Paid for the Period$4,158,546

Goldman Sachs Small Cap Value Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Fund

38150B343-SAR-0226     Class P

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class A: GMVAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X101-SAR-0226     Class A

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class C: GMVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X200-SAR-0226     Class C

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class: GSMVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X309-SAR-0226     Institutional Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class: GMVIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X408-SAR-0226     Investor Class

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class R6: GMCUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X416-SAR-0226     Class R6

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class R: GMVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38147X507-SAR-0226     Class R

Semi-Annual Shareholder Report

February 28, 2026

Goldman Sachs Small/Mid Cap Equity Fund

Class P: GSVPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Equity Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.9%
Information Technology	19.1%
Financials	15.4%
Consumer Discretionary	13.5%
Health Care	8.8%
Materials	7.1%
Energy	4.5%
Real Estate	2.7%
Utilities	1.9%
Other	2.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$143,066,702
  # of Portfolio Holdings as of Period End100
  Portfolio Turnover Rate for the Period30%
  Total Net Advisory Fees Paid for the Period$556,782

Goldman Sachs Small/Mid Cap Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

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© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small/Mid Cap Equity Fund

38150B319-SAR-0226     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Fundamental Equity Growth Funds

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Aerospace & Defense – 2.3%
45,906	General Electric Co.	$15,711,788
33,023	L3Harris Technologies, Inc.	12,038,204
14,121	Woodward, Inc.	5,461,438

		33,211,430

Automobile Components – 0.4%
71,992	Aptiv PLC*	5,294,292

Automobiles – 2.0%
71,374	Tesla, Inc.*	28,728,749

Banks – 2.8%
143,345	Bank of America Corp.	7,142,881
83,421	Citigroup, Inc.	9,192,160
82,902	JPMorgan Chase & Co.	24,895,471

		41,230,512

Beverages – 1.5%
184,913	Coca-Cola Co. (The)	15,081,504
56,937	Coca-Cola Europacific Partners
	PLC (United Kingdom)	6,287,553

		21,369,057

Biotechnology – 1.2%
4,963	Argenx SE ADR (Netherlands)*	3,806,224
29,367	Insmed, Inc.*	4,385,374
14,011	Ionis Pharmaceuticals, Inc.*	1,136,993
5,746	Madrigal Pharmaceuticals, Inc.*	2,482,272
195,567	Roivant Sciences Ltd.*	5,659,709

		17,470,572

Broadline Retail – 3.5%
242,142	Amazon.com, Inc.*	50,849,820

Building Products – 0.8%
54,867	Builders FirstSource, Inc.*	5,722,079
14,343	Trane Technologies PLC	6,631,056

		12,353,135

Capital Markets – 3.2%
6,940	Blackrock, Inc.	7,378,816
44,686	Blackstone, Inc.	5,066,052
69,355	Charles Schwab Corp. (The)	6,602,596
33,944	Intercontinental Exchange, Inc.	5,571,229
67,505	Jefferies Financial Group, Inc.	2,997,222
51,872	Morgan Stanley	8,637,207
7,638	MSCI, Inc.	4,367,637
16,353	Robinhood Markets, Inc., Class A*	1,240,375
12,414	S&P Global, Inc.	5,485,498

		47,346,632

Chemicals – 1.7%
22,245	Linde PLC	11,302,240
24,783	Sherwin-Williams Co. (The)	8,986,068
57,488	Solstice Advanced Materials, Inc.	4,513,383

		24,801,691

Commercial Services & Supplies – 0.4%
37,164	Waste Connections, Inc.	6,397,039

Communications Equipment – 1.0%
61,326	Arista Networks, Inc.*	8,187,021

Shares	Description	Value

Common Stocks – (continued)

Communications Equipment – (continued)
14,543	Motorola Solutions, Inc.	$7,013,507

		15,200,528

Construction Materials – 0.6%
13,904	Martin Marietta Materials, Inc.	9,407,029

Consumer Finance – 0.9%
64,363	Capital One Financial Corp.	12,591,977

Consumer Staples Distribution & Retail – 2.0%
8,915	Costco Wholesale Corp.	9,011,193
42,098	Performance Food Group Co.*	4,086,032
121,752	Walmart, Inc.	15,578,168

		28,675,393

Containers & Packaging – 0.4%
129,844	International Paper Co.	5,654,706

Electric Utilities – 1.1%
79,174	NextEra Energy, Inc.	7,424,146
209,868	PG&E Corp.	3,987,492
64,268	Xcel Energy, Inc.	5,357,381

		16,769,019

Electrical Equipment – 2.0%
27,505	Eaton Corp. PLC	10,339,679
13,416	GE Vernova, Inc.	11,720,218
17,415	Rockwell Automation, Inc.	7,095,742

		29,155,639

Electronic Equipment, Instruments & Components – 1.0%
70,207	Amphenol Corp., Class A	10,254,434
18,976	Coherent Corp.*	4,913,456

		15,167,890

Energy Equipment & Services – 0.4%
96,001	Baker Hughes Co.	6,265,025

Entertainment – 1.0%
83,016	Netflix, Inc.*	7,989,460
11,696	Spotify Technology SA*	6,022,738

		14,012,198

Financial Services – 3.5%
41,566	Berkshire Hathaway, Inc., Class B*	20,988,752
15,805	Corpay, Inc.*	5,138,206
31,734	Mastercard, Inc., Class A	16,413,142
19,805	Rocket Cos., Inc., Class A	360,253
28,332	Visa, Inc., Class A	9,070,206

		51,970,559

Ground Transportation – 1.8%
207,913	CSX Corp.	8,875,806
60,200	Old Dominion Freight Line, Inc.	12,223,610
76,946	Uber Technologies, Inc.*	5,803,267

		26,902,683

Health Care Equipment & Supplies – 1.6%
76,296	Abbott Laboratories	8,877,040
81,833	Boston Scientific Corp.*	6,288,866
14,888	Intuitive Surgical, Inc.*	7,496,257

		22,662,163

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP EQUITY FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 1.1%
32,442	Cencora, Inc.	$12,072,966
43,115	Guardant Health, Inc.*	4,048,498

		16,121,464

Health Care REITs – 0.3%
24,474	Welltower, Inc. REIT	5,069,055

Hotels, Restaurants & Leisure – 1.9%
24,726	DoorDash, Inc., Class A*	4,363,397
64,240	DraftKings, Inc., Class A*	1,531,482
37,997	Dutch Bros, Inc., Class A*	2,037,019
18,320	Hilton Worldwide Holdings, Inc.	5,711,810
15,545	Royal Caribbean Cruises Ltd.	4,833,873
66,544	Starbucks Corp.	6,522,643
9,761	Wingstop, Inc.	2,533,077

		27,533,301

Household Products – 1.3%
111,798	Procter & Gamble Co. (The)	18,692,626

Independent Power and Renewable Electricity Producers – 0.2%
19,334	Vistra Corp.	3,361,989

Industrial Conglomerates – 1.4%
54,763	3M Co.	9,053,419
47,584	Honeywell International, Inc.	11,590,986

		20,644,405

Industrial REITs – 0.6%
59,802	Prologis, Inc. REIT	8,525,971

Insurance – 2.2%
31,573	Allstate Corp. (The)	6,773,040
53,147	Arch Capital Group Ltd.*	5,322,672
30,884	Globe Life, Inc.	4,486,210
44,104	Marsh & McLennan Cos., Inc.	8,235,981
25,989	Travelers Cos., Inc. (The)	8,021,245

		32,839,148

Interactive Media & Services – 7.7%
125,314	Alphabet, Inc., Class A	39,067,893
117,470	Alphabet, Inc., Class C	36,583,682
56,519	Meta Platforms, Inc., Class A	36,634,485

		112,286,060

IT Services – 0.6%
18,356	International Business Machines
	Corp.	4,409,295
20,318	Snowflake, Inc.*	3,421,754

		7,831,049

Life Sciences Tools & Services – 1.5%
54,314	Agilent Technologies, Inc.	6,592,633
29,106	Repligen Corp.*	3,746,816
21,574	Thermo Fisher Scientific, Inc.	11,242,427

		21,581,876

Machinery – 1.2%
23,817	Caterpillar, Inc.	17,691,982

Metals & Mining – 0.3%
26,371	Steel Dynamics, Inc.	5,093,031

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – 0.9%
87,835	CMS Energy Corp.	$6,857,279
59,657	Sempra	5,743,179

		12,600,458

Oil, Gas & Consumable Fuels – 3.3%
39,022	Chevron Corp.	7,287,749
82,308	ConocoPhillips	9,338,666
19,296	DT Midstream, Inc.	2,679,056
30,277	Expand Energy Corp.	3,267,494
111,504	Exxon Mobil Corp.	17,004,360
81,432	Kinetik Holdings, Inc.(a)	3,704,342
28,565	Phillips 66	4,408,436

		47,690,103

Passenger Airlines – 0.4%
54,129	United Airlines Holdings, Inc.*	5,753,913

Personal Care Products – 0.2%
32,341	elf Beauty, Inc.*	2,976,989

Pharmaceuticals – 4.1%
29,535	AstraZeneca PLC (United Kingdom)	6,156,571
24,205	Eli Lilly & Co.	25,463,418
74,249	Johnson & Johnson	18,445,679
81,155	Merck & Co., Inc.	10,048,612

		60,114,280

Real Estate Management & Development – 0.2%
68,724	CoStar Group, Inc.*	3,067,152

Residential REITs – 0.8%
174,132	American Homes 4 Rent, Class A REIT	5,223,960
35,318	AvalonBay Communities, Inc. REIT	6,259,409

		11,483,369

Semiconductors & Semiconductor Equipment – 13.3%
51,677	Advanced Micro Devices, Inc.*	10,346,252
31,049	Applied Materials, Inc.	11,559,543
109,964	Broadcom, Inc.	35,138,996
8,151	KLA Corp.	12,426,607
61,024	Marvell Technology, Inc.	4,985,050
33,213	Micron Technology, Inc.	13,696,045
561,610	NVIDIA Corp.	99,511,676
16,629	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	6,228,891

		193,893,060

Software – 8.1%
12,686	AppLovin Corp., Class A*	5,515,492
20,799	Cadence Design Systems, Inc.*	6,268,819
3,053	Crowdstrike Holdings, Inc., Class A*	1,135,655
25,448	Datadog, Inc., Class A*	2,849,158
11,951	Intuit, Inc.	4,888,317
181,320	Microsoft Corp.	71,211,617
51,497	Oracle Corp.	7,487,664
61,488	Palantir Technologies, Inc., Class A*	8,435,539

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
18,172	Salesforce, Inc.	$3,539,724
121,286	Samsara, Inc., Class A*	3,505,165
20,094	Zscaler, Inc.*	2,953,617

		117,790,767

Specialized REITs – 1.0%
37,998	American Tower Corp. REIT	7,290,296
6,863	Equinix, Inc. REIT	6,686,347

		13,976,643

Specialty Retail – 2.3%
1,554	AutoZone, Inc.*	5,836,171
39,265	Home Depot, Inc. (The)	14,948,971
30,279	Ross Stores, Inc.	6,226,574
43,845	TJX Cos., Inc. (The)	7,087,983

		34,099,699

Technology Hardware, Storage & Peripherals – 6.9%
336,016	Apple, Inc.	88,768,707
40,154	Dell Technologies, Inc., Class C	5,946,004
21,063	Western Digital Corp.	5,891,321

		100,606,032

Wireless Telecommunication Services – 0.7%
46,126	T-Mobile US, Inc.	10,013,493

TOTAL COMMON STOCKS (Cost $822,732,174)		1,454,825,653

Shares	Dividend Rate	Value

Investment Company – 0.3%(b)
Goldman Sachs Financial Square Government Fund -Institutional Shares
3,869,286	3.589%	3,869,286
(Cost $3,869,286)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $826,601,460)		1,458,694,939

Securities Lending Reinvestment Vehicle – 0.3%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,791,472	3.589%	3,791,472
(Cost $3,791,472)

TOTAL INVESTMENTS – 100.2% (Cost $830,392,932)		$1,462,486,411

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(2,631,577)

NET ASSETS – 100.0%		$1,459,854,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

Aerospace & Defense – 10.9%
35,141	Axon Enterprise, Inc.*	$19,060,478
157,587	Howmet Aerospace, Inc.	41,371,315
40,964	L3Harris Technologies, Inc.	14,933,017
177,004	Rocket Lab Corp.*	12,230,976
48,656	Woodward, Inc.	18,818,195

		106,413,981

Beverages – 1.1%
101,549	Coca-Cola Europacific Partners
	PLC (United Kingdom)	11,214,056

Biotechnology – 5.6%
17,455	Alnylam Pharmaceuticals, Inc.*	5,811,119
7,628	Argenx SE ADR (Netherlands)*	5,850,066
82,818	Insmed, Inc.*	12,367,212
116,280	Ionis Pharmaceuticals, Inc.*	9,436,122
11,625	Madrigal Pharmaceuticals, Inc.*	5,022,000
42,206	REVOLUTION Medicines, Inc.*	4,305,856
420,943	Roivant Sciences Ltd.*	12,182,090

		54,974,465

Broadline Retail – 0.8%
87,461	eBay, Inc.	7,946,706

Building Products – 0.8%
71,504	Builders FirstSource, Inc.*	7,457,152

Capital Markets – 0.3%
60,852	Jefferies Financial Group, Inc.	2,701,829

Chemicals – 1.6%
204,986	Solstice Advanced Materials, Inc.	16,093,451

Construction & Engineering – 4.0%
69,808	Quanta Services, Inc.	39,307,489

Construction Materials – 2.1%
30,220	Martin Marietta Materials, Inc.	20,445,945

Consumer Staples Distribution & Retail – 1.0%
14,432	Casey’s General Stores, Inc.	9,894,435

Electrical Equipment – 6.4%
51,144	Rockwell Automation, Inc.	20,838,623
164,834	Vertiv Holdings Co., Class A	42,014,538

		62,853,161

Electronic Equipment, Instruments & Components – 4.7%
68,047	Coherent Corp.*	17,619,410
77,865	Jabil, Inc.	20,633,446
354,568	Mirion Technologies, Inc.*	7,662,214

		45,915,070

Entertainment – 4.2%
148,465	Live Nation Entertainment, Inc.*	24,072,115
245,135	ROBLOX Corp., Class A*	16,830,969

		40,903,084

Financial Services – 2.3%
52,490	Corpay, Inc.*	17,064,499
301,083	Rocket Cos., Inc., Class A	5,476,700

		22,541,199

Ground Transportation – 1.9%
56,666	Old Dominion Freight Line, Inc.	$11,506,031

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
18,338	Saia, Inc.*	$7,434,042

		18,940,073

Health Care Equipment & Supplies – 3.0%
274,259	Dexcom, Inc.*	20,138,838
36,204	Insulet Corp.*	8,928,269

		29,067,107

Health Care Providers & Services – 5.9%
121,780	Cencora, Inc.	45,319,209
134,086	Guardant Health, Inc.*	12,590,676

		57,909,885

Hotels, Restaurants & Leisure – 10.7%
170,326	Cava Group, Inc.*	14,046,785
55,250	DoorDash, Inc., Class A*	9,749,967
374,427	DraftKings, Inc., Class A*	8,926,340
188,650	Dutch Bros, Inc., Class A*	10,113,527
113,707	Hilton Worldwide Holdings, Inc.	35,451,568
67,291	Royal Caribbean Cruises Ltd.	20,924,809
23,586	Wingstop, Inc.	6,120,803

		105,333,799

Household Durables – 0.7%
59,089	Lennar Corp., Class A	6,757,418

Independent Power and Renewable Electricity Producers – 3.1%
172,570	Vistra Corp.	30,008,197

Interactive Media & Services – 1.4%
96,607	Reddit, Inc., Class A*	14,086,267

IT Services – 2.5%
117,698	Cloudflare, Inc., Class A*	20,266,419
12,928	MongoDB, Inc.*	4,246,460

		24,512,879

Life Sciences Tools & Services – 3.4%
117,180	Agilent Technologies, Inc.	14,223,308
8,549	Mettler-Toledo International,
	Inc.*	11,683,833
60,496	QIAGEN NV	3,012,701
36,071	Repligen Corp.*	4,643,420

		33,563,262

Oil, Gas & Consumable Fuels – 1.3%
118,536	Expand Energy Corp.	12,792,405

Personal Care Products – 1.1%
113,885	elf Beauty, Inc.*	10,483,114

Pharmaceuticals – 0.5%
108,532	Royalty Pharma PLC, Class A	5,015,264

Semiconductors & Semiconductor Equipment – 4.4%
64,995	Marvell Technology, Inc.	5,309,441
18,657	Monolithic Power Systems, Inc.	21,320,100
52,859	Teradyne, Inc.	16,916,466

		43,546,007

Software – 4.2%
142,311	Datadog, Inc., Class A*	15,933,140
92,632	Elastic NV*	4,823,348
7,931	Fair Isaac Corp.*	11,177,634

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)

65,214	Zscaler, Inc.*	$9,585,806

		41,519,928

Specialty Retail – 4.2%

41,379	Carvana Co.*	13,827,207

25,083	Five Below, Inc.*	5,606,803

106,183	Ross Stores, Inc.	21,835,472

		41,269,482

Textiles, Apparel & Luxury Goods – 1.2%

258,088	On Holding AG, Class A

	(Switzerland)*	11,995,930

Trading Companies & Distributors – 3.3%

49,816	FTAI Aviation Ltd.	15,233,733

20,124	United Rentals, Inc.	16,904,160

		32,137,893

TOTAL COMMON STOCKS (Cost $763,818,138)		967,600,933

Shares	Dividend Rate	Value

Investment Company – 1.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
12,280,741	3.589%	12,280,741
(Cost $12,280,741)

TOTAL INVESTMENTS – 99.9% (Cost $776,098,879)		$979,881,674

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		507,219

NET ASSETS – 100.0%		$980,388,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%

Aerospace & Defense – 5.3%
42,504	Karman Holdings, Inc.*	$3,745,027
91,062	Loar Holdings, Inc.*	6,446,279
20,953	Moog, Inc., Class A	7,070,171
64,129	Voyager Technologies, Inc., Class A*	1,711,603
15,902	VSE Corp.	3,610,867

		22,583,947

Automobile Components – 0.7%
26,340	Dorman Products, Inc.*	3,104,432

Beverages – 1.0%
71,838	Vita Coco Co., Inc. (The)*	4,170,914

Biotechnology – 9.4%
74,613	Alkermes PLC*	2,245,851
38,036	Apogee Therapeutics, Inc.*	2,662,520
30,458	Arcellx, Inc.*	3,465,816
12,765	Blueprint Medicines Corp.*(a)	5,872
72,608	CG oncology, Inc.*	4,269,350
27,938	Cytokinetics, Inc.*	1,738,302
36,809	Dianthus Therapeutics, Inc.*	2,031,489
121,062	Erasca, Inc.*	1,653,707
37,118	Ionis Pharmaceuticals, Inc.*	3,012,126
9,774	Krystal Biotech, Inc.*	2,694,105
9,173	Madrigal Pharmaceuticals, Inc.*	3,962,736
74,655	Mineralys Therapeutics, Inc.*	2,184,405
34,905	Protagonist Therapeutics, Inc.*	3,214,053
30,348	REVOLUTION Medicines, Inc.*	3,096,103
32,533	Ultragenyx Pharmaceutical, Inc.*	760,947
59,241	Xenon Pharmaceuticals, Inc.
	(Canada)*	2,560,989

		39,558,371

Broadline Retail – 0.7%
26,136	Ollie’s Bargain Outlet Holdings, Inc.*	2,799,166

Building Products – 1.4%
19,787	CSW Industrials, Inc.	5,823,908

Capital Markets – 3.4%
20,630	Piper Sandler Cos.	6,097,196
42,645	Victory Capital Holdings, Inc.,
	Class A	2,950,181
306,108	WisdomTree, Inc.	5,237,508

		14,284,885

Chemicals – 1.8%
49,778	Ingevity Corp.*	3,585,509
53,514	Solstice Advanced Materials, Inc.	4,201,384

		7,786,893

Commercial Services & Supplies – 1.3%
57,827	Casella Waste Systems, Inc.,
	Class A*	5,387,163

Communications Equipment – 1.2%
62,457	Applied Optoelectronics, Inc.*	5,260,753

Construction & Engineering – 5.8%
94,251	Centuri Holdings, Inc.*	2,921,781
15,127	Dycom Industries, Inc.*	6,353,643

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
55,510	Fluor Corp.*	2,903,728
24,468	MYR Group, Inc.*	6,605,381
22,393	Primoris Services Corp.	3,375,073
81,487	Solv Energy, Inc., Class A*	2,568,470

		24,728,076

Consumer Finance – 0.9%
26,101	Enova International, Inc.*	3,629,344

Consumer Staples Distribution & Retail – 0.7%
42,048	Chefs’ Warehouse, Inc. (The)*	3,001,807

Diversified Consumer Services – 0.7%
128,953	OneSpaWorld Holdings Ltd.
	(Bahamas)	2,776,358

Electrical Equipment – 1.5%
58,922	Nextpower, Inc., Class A*	6,192,702

Electronic Equipment, Instruments & Components – 7.7%
21,684	Advanced Energy Industries, Inc.	7,276,500
30,770	Badger Meter, Inc.	4,690,271
12,078	Fabrinet (Thailand)*	6,590,119
113,471	Mirion Technologies, Inc.*	2,452,108
35,193	Novanta, Inc.*	4,730,995
20,073	Plexus Corp.*	3,896,772
74,060	Vontier Corp.	3,030,535

		32,667,300

Energy Equipment & Services – 1.7%
122,300	Archrock, Inc.	4,320,859
23,592	Kodiak Gas Services, Inc.	1,287,416
27,878	Solaris Oilfield Infrastructure, Inc.	1,383,585

		6,991,860

Financial Services – 0.7%
179,547	Remitly Global, Inc.*	2,998,435

Ground Transportation – 1.0%
10,845	Saia, Inc.*	4,396,455

Health Care Equipment & Supplies – 5.8%
35,828	Glaukos Corp.*	4,313,691
27,914	iRhythm Holdings, Inc.*	3,733,498
89,420	Kestra Medical Technologies Ltd.*	2,081,698
51,994	LeMaitre Vascular, Inc.	5,624,711
66,416	Merit Medical Systems, Inc.*	5,125,987
26,944	TransMedics Group, Inc.*	3,913,885

		24,793,470

Health Care Providers & Services – 4.8%
107,650	BrightSpring Health Services, Inc.*	4,459,940
22,909	GeneDx Holdings Corp.*	1,826,076
48,958	Guardant Health, Inc.*	4,597,156
108,196	Lumexa Imaging Holdings, Inc.*	1,529,891
86,212	Pennant Group, Inc. (The)*	2,906,207
71,405	RadNet, Inc.*	4,984,783

		20,304,053

Health Care Technology – 0.7%
38,856	HeartFlow, Inc.*	899,905

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Technology – (continued)
88,407	Waystar Holding Corp.*	2,267,640

		3,167,545

Hotels, Restaurants & Leisure – 5.1%
81,287	Black Rock Coffee Bar, Inc., Class A*	1,084,368
42,145	Brinker International, Inc.*	6,245,889
34,966	Cava Group, Inc.*	2,883,646
70,356	Dutch Bros, Inc., Class A*	3,771,785
158,685	Life Time Group Holdings, Inc.*	4,284,495
32,973	Shake Shack, Inc., Class A*	3,165,738

		21,435,921

Household Durables – 0.9%
11,995	Installed Building Products, Inc.	3,931,481

Insurance – 1.7%
40,864	Goosehead Insurance, Inc., Class A*	2,214,829
40,179	Palomar Holdings, Inc.*	4,970,544

		7,185,373

IT Services – 1.1%
84,588	DigitalOcean Holdings, Inc.*	4,742,003

Life Sciences Tools & Services – 0.5%
17,792	Repligen Corp.*	2,290,364

Machinery – 10.0%
27,472	Enpro, Inc.	7,105,633
53,616	Esab Corp.	6,764,731
44,065	Federal Signal Corp.	5,130,488
47,893	Franklin Electric Co., Inc.	4,771,100
34,125	Helios Technologies, Inc.	2,433,795
11,803	RBC Bearings, Inc.*	6,797,584
35,019	Timken Co. (The)	3,795,359
16,747	Watts Water Technologies, Inc., Class A	5,505,409

		42,304,099

Metals & Mining – 0.3%
53,776	Coeur Mining, Inc.*	1,460,018

Pharmaceuticals – 1.4%
95,457	Definium Therapeutics, Inc.*	1,665,725
15,442	Ligand Pharmaceuticals, Inc.*	3,062,303
92,513	WaVe Life Sciences Ltd.*	1,288,706

		6,016,734

Professional Services – 0.7%
43,720	Parsons Corp.*	2,885,520

Semiconductors & Semiconductor Equipment – 9.6%
112,082	Allegro MicroSystems, Inc. (Japan)*	4,087,630
92,091	Ambiq Micro, Inc.*	2,827,194
30,582	Camtek Ltd. (Israel)*	5,119,121
44,140	Credo Technology Group Holding Ltd.*	4,955,598
54,285	FormFactor, Inc.*	5,367,701
77,911	Lattice Semiconductor Corp.*	7,449,850
21,059	Onto Innovation, Inc.*	4,546,427

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
16,161	SiTime Corp.*	6,430,139

		40,783,660

Software – 4.4%
302,571	Amplitude, Inc., Class A*	2,208,768
116,089	Braze, Inc., Class A*	2,204,530
81,881	Gitlab, Inc., Class A*	2,153,470
78,614	Intapp, Inc.*	1,763,312
70,936	JFrog Ltd.*	2,848,081
176,780	Klaviyo, Inc., Class A*	3,077,740
26,965	ServiceTitan, Inc., Class A*	1,951,996
137,359	Tenable Holdings, Inc.*	2,641,414

		18,849,311

Specialty Retail – 2.0%
21,727	Boot Barn Holdings, Inc.*	4,111,183
20,423	Five Below, Inc.*	4,565,153

		8,676,336

Textiles, Apparel & Luxury Goods – 0.8%
50,176	Kontoor Brands, Inc.	3,271,977

Trading Companies & Distributors – 1.7%
26,824	Herc Holdings, Inc.	3,749,727
7,882	Watsco, Inc.	3,289,395

		7,039,122

TOTAL COMMON STOCKS (Cost $330,794,386)		417,279,756

Shares	Dividend Rate	Value

Investment Company – 2.2%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
9,246,604	3.589%	9,246,604
(Cost $9,246,604)

TOTAL INVESTMENTS – 100.6% (Cost $340,040,990)		$426,526,360

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,518,745)

NET ASSETS – 100.0%		$424,007,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Aerospace & Defense – 5.9%
157,155	Karman Holdings, Inc.*	$13,846,927
302,557	Loar Holdings, Inc.*(a)	21,418,010
61,006	Moog, Inc., Class A	20,585,255
73,028	VSE Corp.	16,582,468

		72,432,660

Biotechnology – 11.1%
35,334	Ascendis Pharma A/S ADR
	(Denmark)*	8,250,489
165,277	Bridgebio Pharma, Inc.*	10,987,615
87,019	CG oncology, Inc.*	5,116,717
112,482	Cytokinetics, Inc.*	6,998,630
97,886	Insmed, Inc.*	14,617,316
187,207	Ionis Pharmaceuticals, Inc.*	15,191,848
20,245	Madrigal Pharmaceuticals, Inc.*	8,745,840
75,083	Natera, Inc.*	15,620,267
22,286	Praxis Precision Medicines, Inc.*	7,504,810
30,011	Protagonist Therapeutics, Inc.*	2,763,413
133,786	REVOLUTION Medicines, Inc.*	13,648,848
77,319	Rhythm Pharmaceuticals, Inc.*	7,169,791
674,688	Roivant Sciences Ltd.*	19,525,471

		136,141,055

Broadline Retail – 0.6%
70,431	Ollie’s Bargain Outlet Holdings, Inc.*	7,543,160

Building Products – 1.3%
53,324	CSW Industrials, Inc.	15,694,853

Capital Markets – 2.3%
89,724	Houlihan Lokey, Inc.	14,694,099
39,130	Jefferies Financial Group, Inc.	1,737,372
38,810	Piper Sandler Cos.	11,470,296

		27,901,767

Chemicals – 1.0%
157,663	Solstice Advanced Materials, Inc.	12,378,122

Communications Equipment – 1.4%
25,082	Lumentum Holdings, Inc.*	17,580,225

Construction & Engineering – 6.0%
9,683	Comfort Systems USA, Inc.	13,840,590
34,601	Dycom Industries, Inc.*	14,533,112
22,500	EMCOR Group, Inc.	16,303,950
184,290	Fluor Corp.*	9,640,210
52,440	MYR Group, Inc.*	14,156,702
161,381	Solv Energy, Inc., Class A*	5,086,729

		73,561,293

Consumer Finance – 0.9%
75,659	Enova International, Inc.*	10,520,384

Consumer Staples Distribution & Retail – 0.7%
12,013	Casey’s General Stores, Inc.	8,235,993

Electrical Equipment – 2.2%
13,728	Bloom Energy Corp., Class A*	2,137,037
18,587	Hubbell, Inc.	9,509,667
141,868	Nextpower, Inc., Class A*	14,910,327

		26,557,031

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 7.9%
58,351	Advanced Energy Industries, Inc.	$19,580,845
45,059	Badger Meter, Inc.	6,868,343
104,800	Coherent Corp.*	27,135,864
37,879	Fabrinet (Thailand)*	20,667,919
436,945	Mirion Technologies, Inc.*	9,442,381
99,839	Novanta, Inc.*	13,421,357

		97,116,709

Energy Equipment & Services – 0.9%
211,333	Archrock, Inc.	7,466,395
81,444	Solaris Oilfield Infrastructure,
	Inc.	4,042,066

		11,508,461

Financial Services – 2.4%
202,931	Affirm Holdings, Inc.*	9,533,698
280,858	Equitable Holdings, Inc.	11,296,109
287,074	Toast, Inc., Class A*	7,839,991

		28,669,798

Ground Transportation – 1.3%
40,433	Saia, Inc.*	16,391,134

Health Care Equipment & Supplies – 2.6%
154,424	Globus Medical, Inc., Class A*	14,741,315
216,223	Merit Medical Systems, Inc.*	16,688,091

		31,429,406

Health Care Providers & Services – 4.2%
286,752	BrightSpring Health Services,
	Inc.*	11,880,135
73,609	Ensign Group, Inc. (The)	15,764,840
116,167	Guardant Health, Inc.*	10,908,081
179,115	RadNet, Inc.*	12,504,018

		51,057,074

Health Care Technology – 0.5%
261,225	Waystar Holding Corp.*	6,700,421

Hotels, Restaurants & Leisure – 7.8%
86,342	Brinker International, Inc.*	12,795,884
184,274	Cava Group, Inc.*	15,197,077
271,610	Dutch Bros, Inc., Class A*	14,561,012
87,026	Hyatt Hotels Corp., Class A(a)	14,054,699
381,096	Life Time Group Holdings, Inc.*	10,289,592
172,053	Planet Fitness, Inc., Class A*	14,134,154
79,227	Texas Roadhouse, Inc.	14,488,242

		95,520,660

Household Durables – 2.0%
127,094	SharkNinja, Inc.*	15,616,040
53,932	Toll Brothers, Inc.	8,480,267

		24,096,307

IT Services – 1.6%
23,337	MongoDB, Inc.*	7,665,505
102,341	Twilio, Inc., Class A*	12,379,167

		20,044,672

Life Sciences Tools & Services – 1.8%
225,575	Bio-Techne Corp.	13,308,925

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
71,329	Repligen Corp.*	$9,182,182

		22,491,107

Machinery – 10.3%
64,477	Crane Co.	12,929,573
59,664	Enpro, Inc.	15,432,094
130,818	Esab Corp.	16,505,307
130,133	Federal Signal Corp.	15,151,385
89,716	Franklin Electric Co., Inc.	8,937,508
43,965	IDEX Corp.	9,209,349
77,305	Nordson Corp.	22,684,379
34,526	RBC Bearings, Inc.*	19,884,214
45,151	Timken Co. (The)	4,893,465

		125,627,274

Metals & Mining – 0.3%
153,040	Coeur Mining, Inc.*	4,155,036

Pharmaceuticals – 0.4%
22,370	Ligand Pharmaceuticals, Inc.*	4,436,195

Semiconductors & Semiconductor Equipment – 9.4%
112,391	Credo Technology Group Holding Ltd.*	12,618,138
287,392	Lattice Semiconductor Corp.*	27,480,423
106,632	MACOM Technology Solutions
	Holdings, Inc.*	26,457,532
99,423	Onto Innovation, Inc.*	21,464,431
85,703	Teradyne, Inc.	27,427,531

		115,448,055

Software – 3.8%
302,759	Klaviyo, Inc., Class A*	5,271,034
155,060	Procore Technologies, Inc.*	8,534,503
59,302	PTC, Inc.*	9,286,100
131,318	Rubrik, Inc., Class A*	6,823,283
310,020	SailPoint, Inc.*	4,371,282
213,735	Samsara, Inc., Class A*	6,176,942
84,347	ServiceTitan, Inc., Class A*	6,105,879

		46,569,023

Specialty Retail – 1.7%
49,822	Boot Barn Holdings, Inc.*	9,427,319
55,093	Dick’s Sporting Goods, Inc.	11,218,587

		20,645,906

Technology Hardware, Storage & Peripherals – 1.0%
186,669	Pure Storage, Inc., Class A*	11,987,883

Textiles, Apparel & Luxury Goods – 3.0%
316,422	Amer Sports, Inc. (Finland)*	12,017,708
190,664	On Holding AG, Class A (Switzerland)*	8,862,063
98,658	Tapestry, Inc.	15,338,359

		36,218,130

Trading Companies & Distributors – 2.8%
27,855	Applied Industrial Technologies, Inc.	7,871,266
65,662	Herc Holdings, Inc.	9,178,891
24,248	Watsco, Inc.	10,119,418

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
25,119	WESCO International, Inc.	$7,271,950

		34,441,525

TOTAL COMMON STOCKS (Cost $928,572,411)		1,213,101,319

Shares	Dividend Rate	Value

Investment Company – 1.7%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
21,386,463	3.589%	21,386,463
(Cost $21,386,463)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $949,958,874)		1,234,487,782

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
875,852	3.589%	875,852
(Cost $875,852)

TOTAL INVESTMENTS – 100.9% (Cost $950,834,726)		$1,235,363,634

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(10,859,877)

NET ASSETS – 100.0%		$1,224,503,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $822,732,174, $763,818,138 and $330,794,386, respectively)(a)	$1,454,825,653	$967,600,933	$417,279,756

Investments in affiliated issuers, at value (cost $3,869,286, $12,280,741 and $9,246,604, respectively)	3,869,286	12,280,741	9,246,604

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	3,791,472	—	—

Cash	731,765	—	—

Receivables:

Dividends	1,223,557	230,517	53,604

Investments sold	459,057	5,268,597	2,845,004

Fund shares sold	86,800	922,031	510,648

Reimbursement from investment adviser	34,110	16,268	10,332

Securities lending income	2,500	—	1,673

Other assets	76,711	73,683	49,537

Total assets	1,465,100,911	986,392,770	429,997,158

Liabilities:

Payables:

Payable upon return of securities loaned	3,791,472	—	—

Fund shares redeemed	786,414	1,239,746	200,286

Management fees	330,016	259,227	116,757

Distribution and Service fees and Transfer Agency fees	125,361	52,643	9,616

Investments purchased	—	4,297,329	5,591,427

Accrued expenses	212,814	154,932	71,457

Total liabilities	5,246,077	6,003,877	5,989,543

Net Assets:

Paid-in capital	821,528,476	760,765,942	350,579,347

Total distributable earnings	638,326,358	219,622,951	73,428,268

NET ASSETS	$1,459,854,834	$980,388,893	$424,007,615

Net Assets:

Class A	$999,543,198	$213,259,382	$4,026,831

Class C	17,077,305	8,494,820	1,688,283

Institutional	210,648,581	303,830,048	211,193,585

Service	208,275	22,274,706	—

Investor	24,608,971	128,431,429	164,760,281

Class R6	12,566,205	232,322,092	26,480,206

Class R	9,669,153	30,818,317	—

Class P	185,533,146	40,958,099	15,858,429

Total Net Assets	$1,459,854,834	$980,388,893	$424,007,615

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A	29,932,912	19,650,956	227,478

Class C	1,490,806	429,466	99,952

Institutional	5,011,961	14,459,610	11,675,530

Service	6,846	2,725,433	—

Investor	708,741	9,278,180	9,155,640

Class R6	299,145	11,025,082	1,463,826

Class R	322,303	3,778,606	—

Class P	4,424,592	1,942,305	876,701

Net asset value, offering and redemption price per share:(b)

Class A	$33.39	$10.85	$17.70

Class C	11.46	19.78	16.89

Institutional	42.03	21.01	18.09

Service	30.42	8.17	—

Investor	34.72	13.84	18.00

Class R6	42.01	21.07	18.09

Class R	30.00	8.16	—

Class P	41.93	21.09	18.09

(a)	Includes loaned securities having a market value of $3,593,210, $– and $– for Large Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Large Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund is $35.33, $11.48 and $18.73, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

Small/Mid Cap Growth Fund

Assets:

Investments in unaffiliated issuers, at value (cost $928,572,411)(a)	$1,213,101,319

Investments in affiliated issuers, at value (cost $21,386,463)	21,386,463

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	875,852

Cash	17,143,563

Receivables:

Investments sold	5,543,206

Fund shares sold	248,670

Dividends	152,958

Securities lending income	42

Other assets	58,388

Total assets	1,258,510,461

Liabilities:

Payables:

Investments purchased	29,980,233

Fund shares redeemed	2,557,324

Payable upon return of securities loaned	875,852

Management fees	346,188

Distribution and Service fees and Transfer Agency fees	48,677

Accrued expenses	198,430

Total liabilities	34,006,704

Net Assets:

Paid-in capital	899,807,371

Total distributable earnings	324,696,386

NET ASSETS	$1,224,503,757

Net Assets:

Class A	$209,985,065

Class C	16,833,113

Institutional	437,289,459

Service	905,021

Investor	183,641,151

Class R6	88,095,513

Class R	6,546,973

Class P	281,207,462

Total Net Assets	$1,224,503,757

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A	10,793,455

Class C	1,382,810

Institutional	18,770,207

Service	50,391

Investor	8,477,749

Class R6	3,773,928

Class R	376,155

Class P	12,043,665

Net asset value, offering and redemption price per share:(b)

Class A	$19.45

Class C	12.17

Institutional	23.30

Service	17.96

Investor	21.66

Class R6	23.34

Class R	17.40

Class P	23.35

(a)	Includes loaned securities having a market value of $811,134 for Small/Mid Cap Growth Fund.
(b)

Maximum public offering price per share for Class A Shares of the Small/Mid Cap Growth Fund is $20.58. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $11,580, $– and $–, respectively)	$6,789,844	$1,588,839	$288,112

Dividends — affiliated issuers	82,094	274,888	117,700

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	15,385	—	—

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	—	39,384	65,969

Total Investment Income	6,887,323	1,903,111	471,781

Expenses:

Management fees	5,041,399	4,522,434	1,652,234

Distribution and/or Service (12b-1) fees(a)	1,357,636	413,347	9,790

Transfer Agency fees(a)	870,764	390,691	166,622

Custody, accounting and administrative services	101,558	55,454	31,254

Printing and mailing costs	71,710	50,289	18,797

Professional fees	63,614	67,735	62,324

Registration fees	51,354	35,897	69,991

Service fees — Class C	22,694	11,081	1,841

Service fees — Service	291	—	—

Trustee fees	15,144	14,716	14,049

Shareholder Administration fees — Service Shares	—	28,681	—

Other	19,513	14,672	9,205

Total expenses	7,615,677	5,604,997	2,036,107

Less — expense reductions	(817,639)	(885,453)	(205,135)

Net expenses	6,798,038	4,719,544	1,830,972

NET INVESTMENT INCOME (LOSS)	89,285	(2,816,433)	(1,359,191)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	65,821,632	35,312,717	1,862,010

Foreign currency transactions	(1,248)	(2,334)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,724,700	(10,948,086)	34,571,953

Foreign currency translations	32	—	—

Net realized and unrealized gain	68,545,116	24,362,297	36,433,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,634,401	$21,545,864	$35,074,772

 (a) Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Equity Fund	$1,264,368	$68,083	$291	$24,894	$758,625	$13,617	$40,642	$47	$20,974	$2,051	$7,468	$27,340
Mid Cap Growth Fund	272,752	33,241	28,681	78,673	163,652	6,648	59,401	4,589	90,127	36,267	23,602	6,405
Small Cap Growth Fund	4,267	5,523	–	–	2,560	1,104	37,986	–	119,849	2,856	–	2,267

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

Small/Mid Cap Growth Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–)	$2,224,004

Dividends — affiliated issuers	231,493

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	4,060

Total Investment Income	2,459,557

Expenses:

Management fees	5,539,654

Transfer Agency fees(a)	477,967

Distribution and/or Service (12b-1) fees(a)	344,249

Custody, accounting and administrative services	71,994

Printing and mailing costs	65,267

Professional fees	63,107

Registration fees	38,129

Service fees — Class C	22,047

Trustee fees	15,117

Shareholder Administration fees — Service Shares	1,123

Other	32,564

Total expenses	6,671,218

Less — expense reductions	(95,792)

Net expenses	6,575,426

NET INVESTMENT LOSS	(4,115,869)

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	136,042,323

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,214,012)

Net realized and unrealized gain	132,828,311

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,712,442

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small/Mid Cap Growth Fund	$261,320	$66,141	$1,123	$15,665	$156,793	$13,228	$97,939	$180	$147,680	$14,560	$4,700	$42,887

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Large Cap Equity Fund		Mid Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income (loss)	$89,285	$2,960,556	$(2,816,433)	$(3,084,185)

Net realized gain	65,820,384	122,968,484	35,310,383	167,440,803

Net change in unrealized gain (loss)	2,724,732	74,672,930	(10,948,086)	41,423,658

Net increase in net assets resulting from operations	68,634,401	200,601,970	21,545,864	205,780,276

Distributions to shareholders:

From distributable earnings:

Class A Shares	(110,999,792)	(111,397,266)	(45,714,833)	(31,621,975)

Class C Shares	(4,885,975)	(4,918,022)	(1,118,865)	(849,304)

Institutional Shares	(19,445,781)	(13,667,589)	(35,698,108)	(25,038,293)

Service Shares	(26,219)	(101,880)	(6,057,295)	(3,806,977)

Investor Shares	(3,086,160)	(6,342,017)	(21,347,660)	(12,134,205)

Class R6 Shares	(1,284,975)	(1,331,534)	(29,201,929)	(18,054,905)

Class R Shares	(1,164,404)	(1,322,424)	(8,264,354)	(5,597,392)

Class P Shares	(16,943,084)	(15,609,860)	(5,278,330)	(3,641,014)

Total distributions to shareholders	(157,836,390)	(154,690,592)	(152,681,374)	(100,744,065)

From share transactions:

Proceeds from sales of shares	111,919,093	59,102,972	98,695,709	182,933,340

Reinvestment of distributions	151,675,603	147,901,145	142,934,610	94,851,333

Cost of shares redeemed	(111,907,302)	(187,324,232)	(148,884,178)	(259,755,250)

Net increase in net assets resulting from share transactions	151,687,394	19,679,885	92,746,141	18,029,423

TOTAL INCREASE (DECREASE)	62,485,405	65,591,263	(38,389,369)	123,065,634

Net Assets:

Beginning of period	$1,397,369,429	$1,331,778,166	$1,018,778,262	$895,712,628

End of period	$1,459,854,834	$1,397,369,429	$980,388,893	$1,018,778,262

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment loss	$(1,359,191)	$(1,138,120)	$(4,115,869)	$(9,318,653)

Net realized gain (loss)	1,862,010	(8,141,597)	136,042,323	126,901,274

Net change in unrealized gain (loss)	34,571,953	28,760,576	(3,214,012)	(139,513,570)

Net increase (decrease) in net assets resulting from operations	35,074,772	19,480,859	128,712,442	(21,930,949)

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(33,451,819)	(967,308)

Class C Shares	–	–	(4,141,905)	(150,950)

Institutional Shares	–	–	(63,326,110)	(2,303,826)

Service Shares	–	–	(158,256)	(5,907)

Investor Shares	–	–	(28,283,284)	(1,034,443)

Class R6 Shares	–	–	(10,797,560)	(463,579)

Class R Shares	–	–	(1,080,075)	(30,637)

Class P Shares	–	–	(37,351,901)	(1,120,968)

Total distributions to shareholders	–	–	(178,590,910)	(6,077,618)

From share transactions:

Proceeds from sales of shares	72,676,768	293,372,263	79,163,217	213,638,339

Reinvestment of distributions	–	–	161,882,845	5,599,277

Cost of shares redeemed	(44,625,780)	(85,784,884)	(417,792,132)	(544,170,985)

Net increase (decrease) in net assets resulting from share transactions	28,050,988	207,587,379	(176,746,070)	(324,933,369)

TOTAL INCREASE (DECREASE)	63,125,760	227,068,238	(226,624,538)	(352,941,936)

Net Assets:

Beginning of period	$360,881,855	$133,813,617	$1,451,128,295	$1,804,070,231

End of period	$424,007,615	$360,881,855	$1,224,503,757	$1,451,128,295

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$35.69		$34.59	$28.07	$26.18	$34.35	$26.94

Net investment income (loss)(a)	(0.01)		0.05	0.11	0.09	0.04	(0.05)

Net realized and unrealized gain (loss)	1.75		5.21	6.55	3.87	(4.79)	8.52

Total from investment operations	1.74		5.26	6.66	3.96	(4.75)	8.47

Distributions to shareholders from net investment income	(0.01)		(0.12)	(0.11)	(0.08)	–	(0.06)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.04)		(4.16)	(0.14)	(2.07)	(3.42)	(1.06)

Net asset value, end of period	$33.39		$35.69	$34.59	$28.07	$26.18	$34.35

Total Return(b)	4.79%		16.11%	23.80%	16.13%	(15.37)%	32.38%

Net assets, end of period (in 000’s)	$999,543		$1,004,269	$941,875	$816,621	$756,801	$961,786

Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.01%	1.04%	1.07%	1.11%

Ratio of total expenses to average net assets	1.13	%(c)	1.14%	1.14%	1.17%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	0.15%	0.36%	0.35%	0.14%	(0.17)%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$14.80		$16.67	$13.65	$13.81	$19.86	$16.05

Net investment loss(a)	(0.05)		(0.09)	(0.06)	(0.05)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	0.74		2.35	3.16	1.91	(2.53)	4.97

Total from investment operations	0.69		2.26	3.10	1.86	(2.63)	4.81

Distributions to shareholders from net investment income	–		(0.09)	(0.05)	(0.03)	–	–

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.03)		(4.13)	(0.08)	(2.02)	(3.42)	(1.00)

Net asset value, end of period	$11.46		$14.80	$16.67	$13.65	$13.81	$19.86

Total Return(b)	4.42%		15.27%	22.85%	15.32%	(16.04)%	31.41%

Net assets, end of period (in 000’s)	$17,077		$18,384	$20,425	$16,921	$16,518	$21,144

Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.76%	1.79%	1.82%	1.86%

Ratio of total expenses to average net assets	1.88	%(c)	1.89%	1.89%	1.92%	1.90%	1.92%

Ratio of net investment loss to average net assets	(0.81	)%(c)	(0.59)%	(0.39)%	(0.40)%	(0.61)%	(0.92)%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.97		$41.68	$33.78	$31.09	$40.01	$31.19

Net investment income(a)	0.05		0.19	0.25	0.21	0.17	0.07

Net realized and unrealized gain (loss)	2.15		6.35	7.88	4.64	(5.67)	9.90

Total from investment operations	2.20		6.54	8.13	4.85	(5.50)	9.97

Distributions to shareholders from net investment income	(0.11)		(0.21)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.14)		(4.25)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of period	$42.03		$43.97	$41.68	$33.78	$31.09	$40.01

Total Return(b)	4.93%		16.49%	24.17%	16.54%	(15.08)%	32.86%

Net assets, end of period (in 000’s)	$210,649		$146,210	$135,154	$104,217	$93,741	$118,823

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.71%	0.72%	0.74%

Ratio of total expenses to average net assets	0.77	%(c)	0.78%	0.78%	0.80%	0.78%	0.80%

Ratio of net investment income to average net assets	0.23	%(c)	0.45%	0.67%	0.69%	0.49%	0.20%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$32.88		$32.18	$26.13	$24.51	$32.41	$25.46

Net investment income (loss)(a)	(0.04)		(0.01)	0.05	0.05	(0.03)	(0.08)

Net realized and unrealized gain (loss)	1.61		4.82	6.09	3.60	(4.45)	8.04

Total from investment operations	1.57		4.81	6.14	3.65	(4.48)	7.96

Distributions to shareholders from net investment income	–		(0.07)	(0.06)	(0.04)	–	(0.01)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.03)		(4.11)	(0.09)	(2.03)	(3.42)	(1.01)

Net asset value, end of period	$30.42		$32.88	$32.18	$26.13	$24.51	$32.41

Total Return(b)	4.67%		15.87%	23.57%	15.99%	(15.50)%	32.21%

Net assets, end of period (in 000’s)	$208		$646	$788	$960	$486	$2,151

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.20%	1.21%	1.23%	1.24%

Ratio of total expenses to average net assets	1.27	%(c)	1.28%	1.28%	1.30%	1.28%	1.30%

Ratio of net investment income (loss) to average net assets	(0.22	)%(c)	(0.04)%	0.17%	0.20%	(0.11)%	(0.30)%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$36.98		$35.69	$28.96	$26.96	$35.18	$27.56

Net investment income(a)	0.03		0.15	0.19	0.16	0.13	0.02

Net realized and unrealized gain (loss)	1.82		5.38	6.75	3.98	(4.93)	8.73

Total from investment operations	1.85		5.53	6.94	4.14	(4.80)	8.75

Distributions to shareholders from net investment income	(0.08)		(0.20)	(0.18)	(0.15)	–	(0.13)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.11)		(4.24)	(0.21)	(2.14)	(3.42)	(1.13)

Net asset value, end of period	$34.72		$36.98	$35.69	$28.96	$26.96	$35.18

Total Return(b)	4.92%		16.40%	24.10%	16.43%	(15.16)%	32.71%

Net assets, end of period (in 000’s)	$24,609		$30,108	$55,087	$40,556	$36,346	$21,889

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.76%	0.79%	0.81%	0.86%

Ratio of total expenses to average net assets	0.88	%(c)	0.89%	0.89%	0.92%	0.90%	0.92%

Ratio of net investment income to average net assets	0.19	%(c)	0.42%	0.61%	0.61%	0.44%	0.08%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.94		$41.62	$33.72	$31.04	$39.96	$31.14

Net investment income(a)	0.05		0.19	0.25	0.22	0.19	0.07

Net realized and unrealized gain (loss)	2.16		6.34	7.88	4.62	(5.69)	9.90

Total from investment operations	2.21		6.53	8.13	4.84	(5.50)	9.97

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.14)		(4.21)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of period	$42.01		$43.94	$41.62	$33.72	$31.04	$39.96

Total Return(b)	4.96%		16.47%	24.19%	16.55%	(15.07)%	32.92%

Net assets, end of period (in 000’s)	$12,566		$13,576	$14,113	$88,467	$78,897	$8,707

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.70%	0.70%	0.73%

Ratio of total expenses to average net assets	0.76	%(c)	0.77%	0.76%	0.79%	0.77%	0.78%

Ratio of net investment income to average net assets	0.24	%(c)	0.47%	0.68%	0.70%	0.56%	0.21%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$32.48		$31.85	$25.86	$24.29	$32.19	$25.32

Net investment income (loss)(a)	(0.05)		(0.03)	0.03	0.02	(0.03)	(0.12)

Net realized and unrealized gain (loss)	1.60		4.77	6.04	3.57	(4.45)	8.01

Total from investment operations	1.55		4.74	6.07	3.59	(4.48)	7.89

Distributions to shareholders from net investment income	–		(0.07)	(0.05)	(0.03)	–	(0.02)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.03)		(4.11)	(0.08)	(2.02)	(3.42)	(1.02)

Net asset value, end of period	$30.00		$32.48	$31.85	$25.86	$24.29	$32.19

Total Return(b)	4.67%		15.81%	23.48%	15.85%	(15.58)%	32.09%

Net assets, end of period (in 000’s)	$9,669		$10,388	$10,346	$8,577	$8,186	$12,608

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.26%	1.29%	1.32%	1.36%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.39%	1.42%	1.40%	1.42%

Ratio of net investment income (loss) to average net assets	(0.32	)%(c)	(0.09)%	0.11%	0.10%	(0.12)%	(0.42)%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Equity Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.87		$41.60	$33.71	$31.03	$39.94	$31.13

Net investment income(a)	0.05		0.19	0.25	0.22	0.18	0.07

Net realized and unrealized gain (loss)	2.15		6.34	7.87	4.62	(5.67)	9.89

Total from investment operations	2.20		6.53	8.12	4.84	(5.49)	9.96

Distributions to shareholders from net investment income	(0.11)		(0.22)	(0.20)	(0.17)	–	(0.15)

Distributions to shareholders from net realized gains	(4.03)		(4.04)	(0.03)	(1.99)	(3.42)	(1.00)

Total distributions	(4.14)		(4.26)	(0.23)	(2.16)	(3.42)	(1.15)

Net asset value, end of period	$41.93		$43.87	$41.60	$33.71	$31.03	$39.94

Total Return(b)	4.95%		16.48%	24.20%	16.56%	(15.08)%	32.90%

Net assets, end of period (in 000’s)	$185,533		$173,788	$153,988	$120,003	$109,347	$132,700

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.69%	0.70%	0.71%	0.73%

Ratio of total expenses to average net assets	0.76	%(c)	0.77%	0.77%	0.79%	0.77%	0.79%

Ratio of net investment income to average net assets	0.25	%(c)	0.46%	0.68%	0.70%	0.50%	0.21%

Portfolio turnover rate(d)	35%		56%	57%	42%	63%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.39		$12.38	$10.84	$11.03	$18.20	$17.14

Net investment loss(a)	(0.06)		(0.06)	(0.06)	(0.05)	(0.10)	(0.15)

Net realized and unrealized gain (loss)	0.32		2.99	1.60	0.86	(3.93)	5.26

Total from investment operations	0.26		2.93	1.54	0.81	(4.03)	5.11

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$10.85		$13.39	$12.38	$10.84	$11.03	$18.20

Total Return(b)	2.10%		24.11%	14.21%	7.76%	(25.93)%	33.85%

Net assets, end of period (in 000’s)	$213,259		$232,496	$239,246	$244,602	$262,404	$404,921

Ratio of net expenses to average net assets	1.15	%(c)	1.15%	1.15%	1.19%	1.24%	1.24%

Ratio of total expenses to average net assets	1.37	%(c)	1.37%	1.37%	1.39%	1.37%	1.37%

Ratio of net investment loss to average net assets	(0.76	)%(c)	(0.51)%	(0.50)%	(0.51)%	(0.73)%	(0.87)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.21		$19.63	$17.31	$17.15	$102.96	$162.72

Net investment loss(a)	(0.16)		(0.26)	(0.23)	(0.21)	(0.48)	(1.68)

Net realized and unrealized gain (loss)	0.53		4.76	2.55	1.37	(9.97)	39.12

Total from investment operations	0.37		4.50	2.32	1.16	(10.45)	37.44

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(75.36)	(97.20)

Net asset value, end of period	$19.78		$22.21	$19.63	$17.31	$17.15	$102.96

Total Return(b)	1.75%		23.15%	13.40%	7.00%	(26.40)%	32.89%

Net assets, end of period (in 000’s)	$8,495		$9,442	$9,664	$10,235	$13,261	$23,337

Ratio of net expenses to average net assets	1.90	%(c)	1.90%	1.90%	1.94%	1.99%	1.99%

Ratio of total expenses to average net assets	2.12	%(c)	2.12%	2.12%	2.14%	2.12%	2.12%

Ratio of net investment loss to average net assets	(1.51	)%(c)	(1.26)%	(1.25)%	(1.26)%	(1.48)%	(1.62)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.31		$20.32	$17.73	$17.37	$26.68	$23.41

Net investment loss(a)	(0.06)		(0.05)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	0.56		4.96	2.63	1.39	(6.09)	7.45

Total from investment operations	0.50		4.91	2.59	1.36	(6.17)	7.32

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$21.01		$23.31	$20.32	$17.73	$17.37	$26.68

Total Return(b)	2.25%		24.45%	14.61%	8.11%	(25.69)%	34.27%

Net assets, end of period (in 000’s)	$303,830		$309,564	$264,134	$275,045	$313,137	$478,127

Ratio of net expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.87%	0.90%	0.90%

Ratio of total expenses to average net assets	1.01	%(c)	1.01%	1.01%	1.02%	1.00%	1.00%

Ratio of net investment loss to average net assets	(0.47	)%(c)	(0.21)%	(0.20)%	(0.20)%	(0.39)%	(0.53)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.78		$10.29	$9.03	$9.36	$15.97	$15.50

Net investment loss(a)	(0.01)		(0.07)	(0.07)	(0.06)	(0.10)	(0.16)

Net realized and unrealized gain (loss)	0.20		2.48	1.33	0.73	(3.37)	4.68

Total from investment operations	0.19		2.41	1.26	0.67	(3.47)	4.52

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$8.17		$10.78	$10.29	$9.03	$9.36	$15.97

Total Return(b)	1.96%		23.93%	13.95%	7.64%	(26.06)%	33.59%

Net assets, end of period (in 000’s)	$22,275		$23,318	$22,649	$21,916	$21,107	$33,114

Ratio of net expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.37%	1.40%	1.40%

Ratio of total expenses to average net assets	1.51	%(c)	1.51%	1.51%	1.52%	1.50%	1.50%

Ratio of net investment loss to average net assets	(0.96	)%(c)	(0.71)%	(0.70)%	(0.70)%	(0.90)%	(1.03)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.30		$14.69	$12.83	$12.84	$20.61	$18.90

Net investment loss(a)	(0.09)		(0.04)	(0.04)	(0.03)	(0.07)	(0.12)

Net realized and unrealized gain (loss)	0.43		3.57	1.90	1.02	(4.56)	5.88

Total from investment operations	0.34		3.53	1.86	0.99	(4.63)	5.76

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$13.84		$16.30	$14.69	$12.83	$12.84	$20.61

Total Return(b)	2.23%		24.42%	14.50%	8.09%	(25.79)%	34.19%

Net assets, end of period (in 000’s)	$128,431		$115,989	$94,163	$69,632	$70,759	$105,878

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.93%	0.99%	0.99%

Ratio of total expenses to average net assets	1.12	%(c)	1.12%	1.12%	1.14%	1.12%	1.12%

Ratio of net investment loss to average net assets	(0.53	)%(c)	(0.26)%	(0.26)%	(0.26)%	(0.48)%	(0.62)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.36		$20.36	$17.76	$17.40	$26.72	$23.44

Net investment loss(a)	(0.22)		(0.04)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	0.73		4.96	2.64	1.39	(6.10)	7.46

Total from investment operations	0.51		4.92	2.60	1.36	(6.18)	7.33

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$21.07		$23.36	$20.36	$17.76	$17.40	$26.72

Total Return(b)	2.28%		24.45%	14.64%	8.10%	(25.69)%	34.27%

Net assets, end of period (in 000’s)	$232,322		$250,356	$195,528	$192,601	$199,472	$283,233

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.01%	0.99%	0.99%

Ratio of net investment loss to average net assets	(0.45	)%(c)	(0.20)%	(0.19)%	(0.18)%	(0.38)%	(0.53)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.76		$10.29	$9.03	$9.37	$15.99	$15.53

Net investment loss(a)	(0.08)		(0.08)	(0.07)	(0.07)	(0.11)	(0.17)

Net realized and unrealized gain (loss)	0.28		2.47	1.33	0.73	(3.37)	4.68

Total from investment operations	0.20		2.39	1.26	0.66	(3.48)	4.51

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$8.16		$10.76	$10.29	$9.03	$9.37	$15.99

Total Return(b)	2.06%		23.72%	13.95%	7.53%	(26.10)%	33.44%

Net assets, end of period (in 000’s)	$30,818		$32,778	$31,067	$31,403	$33,397	$54,987

Ratio of net expenses to average net assets	1.40	%(c)	1.40%	1.40%	1.43%	1.49%	1.49%

Ratio of total expenses to average net assets	1.62	%(c)	1.62%	1.62%	1.64%	1.62%	1.62%

Ratio of net investment loss to average net assets	(1.01	)%(c)	(0.76)%	(0.75)%	(0.76)%	(0.98)%	(1.12)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.38		$20.37	$17.78	$17.41	$26.74	$23.45

Net investment loss(a)	(0.01)		(0.04)	(0.04)	(0.03)	(0.08)	(0.13)

Net realized and unrealized gain (loss)	0.52		4.97	2.63	1.40	(6.11)	7.47

Total from investment operations	0.51		4.93	2.59	1.37	(6.19)	7.34

Distributions to shareholders from net realized gains	(2.80)		(1.92)	–	(1.00)	(3.14)	(4.05)

Net asset value, end of period	$21.09		$23.38	$20.37	$17.78	$17.41	$26.74

Total Return(b)	2.29%		24.49%	14.57%	8.15%	(25.68)%	34.26%

Net assets, end of period (in 000’s)	$40,958		$44,836	$39,261	$43,066	$50,932	$90,649

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.86%	0.89%	0.89%

Ratio of total expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.01%	0.99%	0.99%

Ratio of net investment loss to average net assets	(0.45	)%(c)	(0.19)%	(0.19)%	(0.19)%	(0.40)%	(0.53)%

Portfolio turnover rate(d)	46%		79%	63%	43%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$16.24		$14.83		$12.01		$11.16	$16.89		$12.81

Net investment loss(a)	(0.08)		(0.11	)(b)	(0.09	)(c)	(0.10)	(0.10	)(d)	(0.16	)(e)

Net realized and unrealized gain (loss)	1.54		1.52		2.91		0.95	(4.04)		5.36

Total from investment operations	1.46		1.41		2.82		0.85	(4.14)		5.20

Distributions to shareholders from net investment income	–		–		–		–	–		(0.02)

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Total distributions	–		–		–		–	(1.59)		(1.12)

Net asset value, end of period	$17.70		$16.24		$14.83		$12.01	$11.16		$16.89

Total Return(f)	8.99%		9.51%		23.48%		7.62%	(26.55)%		41.87%

Net assets, end of period (in 000’s)	$4,027		$3,129		$1,325		$561	$451		$669

Ratio of net expenses to average net assets	1.22	%(g)	1.22%		1.22%		1.24%	1.28%		1.28%

Ratio of total expenses to average net assets	1.36	%(g)	1.40%		1.68%		2.09%	2.16%		3.50%

Ratio of net investment loss to average net assets	(0.99	)%(g)	(0.72)%		(0.70	)%(c)	(0.85)%	(0.74	)%(d)	(1.01	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$15.55		$14.31		$11.67		$10.93	$16.69		$12.74

Net investment loss(a)	(0.14)		(0.21	)(b)	(0.19	)(c)	(0.17)	(0.20	)(d)	(0.27	)(e)

Net realized and unrealized gain (loss)	1.48		1.45		2.83		0.91	(3.97)		5.32

Total from investment operations	1.34		1.24		2.64		0.74	(4.17)		5.05

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Net asset value, end of period	$16.89		$15.55		$14.31		$11.67	$10.93		$16.69

Total Return(f)	8.62%		8.67%		22.62%		6.77%	(27.08)%		40.86%

Net assets, end of period (in 000’s)	$1,688		$1,252		$551		$112	$72		$119

Ratio of net expenses to average net assets	1.97	%(g)	1.97%		1.97%		2.00%	2.03%		2.03%

Ratio of total expenses to average net assets	2.11	%(g)	2.15%		2.39%		2.84%	2.92%		4.09%

Ratio of net investment loss to average net assets	(1.74	)%(g)	(1.48)%		(1.45	)%(c)	(1.58)%	(1.48	)%(d)	(1.78	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$16.57		$15.09		$12.17		$11.28	$16.98		$12.84

Net investment loss(a)	(0.06)		(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.58		1.54		2.97		0.95	(4.07)		5.37

Total from investment operations	1.52		1.48		2.92		0.89	(4.11)		5.27

Distributions to shareholders from net investment income	–		–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Total distributions	–		–		–		–	(1.59)		(1.13)

Net asset value, end of period	$18.09		$16.57		$15.09		$12.17	$11.28		$16.98

Total Return(f)	9.17%		9.81%		23.99%		7.89%	(26.21)%		42.36%

Net assets, end of period (in 000’s)	$211,194		$177,868		$27,220		$22,012	$18,661		$14,313

Ratio of net expenses to average net assets	0.91	%(g)	0.91%		0.91%		0.91%	0.91%		0.91%

Ratio of total expenses to average net assets	1.00	%(g)	1.03%		1.42%		1.73%	1.75%		2.93%

Ratio of net investment loss to average net assets	(0.67	)%(g)	(0.38)%		(0.38	)%(c)	(0.49)%	(0.34	)%(d)	(0.66	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$16.49		$15.02		$12.13		$11.24	$16.96		$12.83

Net investment loss(a)	(0.06)		(0.07	)(b)	(0.06	)(c)	(0.08)	(0.06	)(d)	(0.12	)(e)

Net realized and unrealized gain (loss)	1.57		1.54		2.95		0.97	(4.07)		5.37

Total from investment operations	1.51		1.47		2.89		0.89	(4.13)		5.25

Distributions to shareholders from net investment income	–		–		–		–	–		(0.02)

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Total distributions	–		–		–		–	(1.59)		(1.12)

Net asset value, end of period	$18.00		$16.49		$15.02		$12.13	$11.24		$16.96

Total Return(f)	9.16%		9.79%		23.83%		7.92%	(26.37)%		42.21%

Net assets, end of period (in 000’s)	$164,760		$155,057		$85,612		$5,116	$67		$91

Ratio of net expenses to average net assets	0.97	%(g)	0.97%		0.97%		0.98%	1.03%		1.03%

Ratio of total expenses to average net assets	1.11	%(g)	1.15%		1.29%		1.77%	1.90%		3.13%

Ratio of net investment loss to average net assets	(0.72	)%(g)	(0.46)%		(0.42	)%(c)	(0.63)%	(0.48	)%(d)	(0.78	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$16.57		$15.09		$12.18		$11.28	$16.99		$12.84

Net investment loss(a)	(0.06)		(0.06	)(b)	(0.05	)(c)	(0.06)	(0.05	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.58		1.54		2.96		0.96	(4.07)		5.38

Total from investment operations	1.52		1.48		2.91		0.90	(4.12)		5.28

Distributions to shareholders from net investment income	–		–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Total distributions	–		–		–		–	(1.59)		(1.13)

Net asset value, end of period	$18.09		$16.57		$15.09		$12.18	$11.28		$16.99

Total Return(f)	9.17%		9.81%		23.89%		7.98%	(26.25)%		42.44%

Net assets, end of period (in 000’s)	$26,480		$8,591		$105		$80	$68		$92

Ratio of net expenses to average net assets	0.90	%(g)	0.90%		0.90%		0.90%	0.90%		0.90%

Ratio of total expenses to average net assets	0.98	%(g)	1.03%		1.40%		1.72%	1.77%		3.00%

Ratio of net investment loss to average net assets	(0.71	)%(g)	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.65	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025		2024		2023	2022		2021

Per Share Data

Net asset value, beginning of period	$16.56		$15.08		$12.17		$11.27	$16.98		$12.84

Net investment loss(a)	(0.06)		(0.06	)(b)	(0.05	)(c)	(0.06)	(0.04	)(d)	(0.10	)(e)

Net realized and unrealized gain (loss)	1.59		1.54		2.96		0.96	(4.08)		5.37

Total from investment operations	1.53		1.48		2.91		0.90	(4.12)		5.27

Distributions to shareholders from net investment income	–		–		–		–	–		(0.03)

Distributions to shareholders from net realized gains	–		–		–		–	(1.59)		(1.10)

Total distributions	–		–		–		–	(1.59)		(1.13)

Net asset value, end of period	$18.09		$16.56		$15.08		$12.17	$11.27		$16.98

Total Return(f)	9.24%		9.81%		23.91%		7.99%	(26.27)%		42.38%

Net assets, end of period (in 000’s)	$15,858		$14,985		$19,001		$12,859	$11,540		$5,349

Ratio of net expenses to average net assets	0.90	%(g)	0.90%		0.90%		0.90%	0.90%		0.90%

Ratio of total expenses to average net assets	0.99	%(g)	1.04%		1.39%		1.72%	1.75%		3.00%

Ratio of net investment loss to average net assets	(0.65	)%(g)	(0.39)%		(0.37	)%(c)	(0.49)%	(0.35	)%(d)	(0.64	)%(e)

Portfolio turnover rate(h)	60%		73%		69%		87%	81%		101%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.11% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.10% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.01 per share and 0.08% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.85		$21.09	$18.04	$17.06	$28.31	$23.56

Net investment loss(a)	(0.09)		(0.17)	(0.14)	(0.12)	(0.17)	(0.25)

Net realized and unrealized gain (loss)	2.12		0.01	3.19	1.10	(7.31)	8.84

Total from investment operations	2.03		(0.16)	3.05	0.98	(7.48)	8.59

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$19.45		$20.85	$21.09	$18.04	$17.06	$28.31

Total Return(b)	10.24%		(0.78)%	16.91%	5.74%	(29.64)%	39.05%

Net assets, end of period (in 000’s)	$209,985		$214,352	$260,222	$255,118	$276,714	$470,941

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.24%	1.26%	1.22%	1.21%

Ratio of total expenses to average net assets	1.29	%(c)	1.29%	1.28%	1.30%	1.27%	1.26%

Ratio of net investment loss to average net assets	(0.88	)%(c)	(0.82)%	(0.72)%	(0.70)%	(0.79)%	(0.94)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$14.29		$14.59	$12.57	$11.98	$21.23	$18.59

Net investment loss(a)	(0.11)		(0.22)	(0.19)	(0.18)	(0.24)	(0.34)

Net realized and unrealized gain (loss)	1.42		–	2.21	0.77	(5.24)	6.82

Total from investment operations	1.31		(0.22)	2.02	0.59	(5.48)	6.48

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$12.17		$14.29	$14.59	$12.57	$11.98	$21.23

Total Return(b)	9.86%		(1.54)%	16.07%	4.92%	(30.18)%	38.00%

Net assets, end of period (in 000’s)	$16,833		$19,309	$29,348	$59,508	$76,089	$145,721

Ratio of net expenses to average net assets	2.00	%(c)	2.00%	1.99%	2.01%	1.97%	1.96%

Ratio of total expenses to average net assets	2.04	%(c)	2.04%	2.04%	2.05%	2.02%	2.01%

Ratio of net investment loss to average net assets	(1.62	)%(c)	(1.57)%	(1.46)%	(1.45)%	(1.54)%	(1.69)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$24.30		$24.48	$20.88	$19.68	$31.94	$26.09

Net investment loss(a)	(0.07)		(0.12)	(0.09)	(0.07)	(0.11)	(0.18)

Net realized and unrealized gain (loss)	2.50		0.02	3.69	1.27	(8.38)	9.87

Total from investment operations	2.43		(0.10)	3.60	1.20	(8.49)	9.69

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$23.30		$24.30	$24.48	$20.88	$19.68	$31.94

Total Return(b)	10.41%		(0.42)%	17.24%	6.10%	(29.42)%	39.51%

Net assets, end of period (in 000’s)	$437,289		$577,644	$739,233	$759,588	$824,359	$1,303,226

Ratio of net expenses to average net assets	0.93	%(c)	0.93%	0.92%	0.93%	0.90%	0.89%

Ratio of net investment loss to average net assets	(0.55	)%(c)	(0.50)%	(0.40)%	(0.37)%	(0.47)%	(0.63)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$19.51		$19.77	$16.94	$16.05	$26.92	$22.60

Net investment loss(a)	(0.10)		(0.19)	(0.16)	(0.14)	(0.27)	(0.27)

Net realized and unrealized gain (loss)	1.98		0.01	2.99	1.03	(6.83)	8.43

Total from investment operations	1.88		(0.18)	2.83	0.89	(7.10)	8.16

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$17.96		$19.51	$19.77	$16.94	$16.05	$26.92

Total Return(b)	10.17%		(0.93)%	16.71%	5.55%	(29.78)%	38.78%

Net assets, end of period (in 000’s)	$905		$902	$1,427	$1,206	$1,267	$22,781

Ratio of net expenses to average net assets	1.43	%(c)	1.43%	1.42%	1.43%	1.39%	1.39%

Ratio of total expenses to average net assets	1.43	%(c)	1.43%	1.42%	1.43%	1.39%	1.40%

Ratio of net investment income (loss) to average net assets	(1.05	)%(c)	(1.00)%	(0.90)%	(0.87)%	(1.10)%	1.12%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.82		$23.02	$19.64	$18.53	$30.33	$24.96

Net investment loss(a)	(0.07)		(0.13)	(0.10)	(0.09)	(0.13)	(0.19)

Net realized and unrealized gain (loss)	2.34		0.01	3.48	1.20	(7.90)	9.40

Total from investment operations	2.27		(0.12)	3.38	1.11	(8.03)	9.21

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$21.66		$22.82	$23.02	$19.64	$18.53	$30.33

Total Return(b)	10.42%		(0.54)%	17.21%	5.99%	(29.47)%	39.37%

Net assets, end of period (in 000’s)	$183,641		$218,478	$300,627	$344,304	$428,149	$815,104

Ratio of net expenses to average net assets	1.00	%(c)	1.00%	0.99%	1.01%	0.97%	0.96%

Ratio of total expenses to average net assets	1.04	%(c)	1.04%	1.03%	1.05%	1.02%	1.01%

Ratio of net investment loss to average net assets	(0.63	)%(c)	(0.57)%	(0.47)%	(0.45)%	(0.55)%	(0.69)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$24.34		$24.52	$20.91	$19.71	$31.98	$26.12

Net investment loss(a)	(0.06)		(0.12)	(0.09)	(0.07)	(0.10)	(0.18)

Net realized and unrealized gain (loss)	2.49		0.02	3.70	1.27	(8.40)	9.88

Total from investment operations	2.43		(0.10)	3.61	1.20	(8.50)	9.70

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$23.34		$24.34	$24.52	$20.91	$19.71	$31.98

Total Return(b)	10.43%		(0.42)%	17.26%	6.09%	(29.41)%	39.51%

Net assets, end of period (in 000’s)	$88,096		$108,706	$135,738	$150,699	$156,599	$139,453

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.91%	0.92%	0.89%	0.88%

Ratio of net investment loss to average net assets	(0.54	)%(c)	(0.49)%	(0.39)%	(0.36)%	(0.43)%	(0.61)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$19.01		$19.28	$16.54	$15.68	$26.41	$22.24

Net investment loss(a)	(0.10)		(0.20)	(0.17)	(0.15)	(0.20)	(0.29)

Net realized and unrealized gain (loss)	1.92		0.01	2.91	1.01	(6.76)	8.30

Total from investment operations	1.82		(0.19)	2.74	0.86	(6.96)	8.01

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$17.40		$19.01	$19.28	$16.54	$15.68	$26.41

Total Return(b)	10.12%		(1.01)%	16.57%	5.48%	(29.82)%	38.72%

Net assets, end of period (in 000’s)	$6,547		$6,324	$7,378	$8,576	$9,301	$14,818

Ratio of net expenses to average net assets	1.50	%(c)	1.50%	1.49%	1.51%	1.47%	1.46%

Ratio of total expenses to average net assets	1.54	%(c)	1.54%	1.53%	1.55%	1.52%	1.51%

Ratio of net investment loss to average net assets	(1.13	)%(c)	(1.07)%	(0.97)%	(0.95)%	(1.04)%	(1.20)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Growth Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$24.34		$24.53	$20.91	$19.71	$31.98	$26.12

Net investment loss(a)	(0.06)		(0.12)	(0.09)	(0.07)	(0.11)	(0.18)

Net realized and unrealized gain (loss)	2.50		0.01	3.71	1.27	(8.39)	9.88

Total from investment operations	2.44		(0.11)	3.62	1.20	(8.50)	9.70

Distributions to shareholders from net realized gains	(3.43)		(0.08)	–	–	(3.74)	(3.84)

Distributions to shareholders from return of capital	–		–	–	–	(0.03)	–

Total distributions	(3.43)		(0.08)	–	–	(3.77)	(3.84)

Net asset value, end of period	$23.35		$24.34	$24.53	$20.91	$19.71	$31.98

Total Return(b)	10.48%		(0.46)%	17.31%	6.09%	(29.41)%	39.51%

Net assets, end of period (in 000’s)	$281,207		$305,413	$330,098	$323,206	$345,549	$601,794

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.91%	0.92%	0.89%	0.88%

Ratio of net investment loss to average net assets	(0.55	)%(c)	(0.49)%	(0.39)%	(0.36)%	(0.46)%	(0.61)%

Portfolio turnover rate(d)	66%		105%	69%	62%	65%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Large Cap Equity Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small Cap Growth Fund	A, C, Institutional, Investor, R6, and P	Diversified

Small/Mid Cap Growth Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

48

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds – Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2026:

50

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Large Cap Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,228,891	$—	$—

Europe	16,250,348	—	—

North America	1,432,346,414	—	—

Investment Company	3,869,286	—	—

Securities Lending Reinvestment Vehicle	3,791,472	—	—

Total	$1,462,486,411	$—	$—

Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$29,060,052	$—	$—

North America	938,540,881	—	—

Investment Company	12,280,741	—	—

Total	$979,881,674	$—	$—

Small Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$15,796,870	$—	$—

North America	401,477,014	—	5,872

Investment Company	9,246,604	—	—

Total	$426,520,488	$—	$5,872

Small/Mid Cap Growth Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$20,667,919	$—	$—

Europe	29,130,260	—	—

North America	1,163,303,140	—	—

Investment Company	21,386,463	—	—

Securities Lending Reinvestment Vehicle	875,852	—	—

Total	$1,235,363,634	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

51

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Large Cap Equity Fund	0.71%	0.64%	0.61%	0.61%	0.61%	0.69%	0.66%

Mid Cap Growth Fund	0.92	0.92	0.83	0.79	0.77	0.92	0.81

Small Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

Small/Mid Cap Growth Fund	0.85	0.85	0.77	0.73	0.71	0.85	0.85

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Underlying Money Market Fund. For the six months ended February 28, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Large Cap Equity Fund	$3,388

Mid Cap Growth Fund	12,018

Small Cap Growth Fund	4,995

Small/Mid Cap Growth Fund	9,818

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

Large Cap Equity Fund	$ 11,479	$ 203

Mid Cap Growth Fund	4,932	317

Small Cap Growth Fund	66	—

Small/Mid Cap Growth Fund	3,323	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2026, the transfer agency fee waivers were as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.06%	0.06%	0.05%	0.04%

*	These arrangements will remain in effect through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual

53

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

percentage rate of average daily net assets for Large Cap Equity, Mid Cap Growth, Small Cap Growth, and Small/Mid Cap Growth are 0.004%, 0.004%, 0.024%, and 0.044%, respectively. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Large Cap Equity Fund	$ 200,432	$ 320,265	$ 296,942	$ 817,639

Mid Cap Growth Fund	540,726	113,609	231,118	885,453

Small Cap Growth Fund	–	41,172	163,963	205,135

Small/Mid Cap Growth Fund	–	85,974	9,818	95,792

G. Line of Credit Facility — As of February 28, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2026, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Large Cap Equity Fund	Goldman Sachs Mid Cap Growth Fund	Goldman Sachs Small Cap Growth Fund	Goldman Sachs Small/Mid Cap Growth Fund

Brokerage commissions paid	$22,506	$22,979	$3,663	$31,021

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund —Institutional Shares for the six months ended February 28, 2026.

Large Cap Equity Fund
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 606	$66,630,999	$(62,762,319)	$3,869,286	3,869,286	$82,094

Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	15,470,536	154,420,644	(157,610,424)	12,280,741	12,280,741	274,888

54

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 8,876,030	$82,099,708	$(81,729,134)	$9,246,604	9,246,604	$117,700

Small/Mid Cap Growth Fund
Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,734,763	317,546,397	(297,894,697)	21,386,463	21,386,463	231,493

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Large Cap Equity Fund	$510,011,579	$518,053,808

Mid Cap Growth Fund	451,513,614	510,298,072

Small Cap Growth Fund	254,226,473	229,637,273

Small/Mid Cap Growth Fund	860,457,105	1,229,246,197

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

55

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2026.

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

Large Cap Equity Fund	$—	$33,182,157	$(29,390,685)	$3,791,472

Mid Cap Growth Fund	—	68,996,893	(68,996,893)	—

Small Cap Growth Fund	3,208,990	43,181,299	(46,390,289)	—

Small/Mid Cap Growth Fund	494,130	68,157,144	(67,775,422)	875,852

7. TAX INFORMATION

As of the Funds’ most current year end, August 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Capital loss carryforwards:

Perpetual Short-Term	$—	$—	$(2,459,914)	$—

Timing differences — (Qualified late Year Loss Deferral and Post October Losses)	—	(2,048,916)	(8,062,173)	(81,464,888)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

7. TAX INFORMATION (continued)

	Large Cap Equity Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund

Tax Cost	$837,147,858	$777,926,241	$343,078,824	$961,128,280

Gross unrealized gain	636,068,712	236,713,571	90,675,726	316,851,725

Gross unrealized loss	(10,730,159)	(34,758,138)	(7,228,190)	(42,616,371)

Net unrealized gain (loss)	$625,338,553	$201,955,433	$83,447,536	$274,235,354

The difference between GAAP-basis and tax basis unrealized gain (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments and underlying fund investments,

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to

57

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. OTHER RISKS (continued)

shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10 . SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11 SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Equity Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	461,232	$16,174,552	526,792	$17,689,815

Reinvestment of distributions	3,153,239	106,132,669	3,184,876	106,239,150

Shares redeemed	(1,816,724)	(64,013,157)	(2,804,625)	(93,717,783)

	1,797,747	58,294,064	907,043	30,211,182

Class C Shares

Shares sold	127,572	1,700,161	217,838	3,212,196

Reinvestment of distributions	411,582	4,757,880	341,846	4,764,682

Shares redeemed	(290,824)	(3,690,442)	(542,607)	(7,687,340)

	248,330	2,767,599	17,077	289,538

Institutional Shares

Shares sold	1,799,127	80,513,102	384,352	15,665,410

Reinvestment of distributions	435,299	18,464,663	301,478	12,376,072

Shares redeemed	(547,995)	(23,669,399)	(602,673)	(24,634,141)

	1,686,431	75,308,366	83,157	3,407,341

Service Shares

Shares sold	2	69	526	17,152

Reinvestment of distributions	338	10,371	3,099	95,252

Shares redeemed	(13,156)	(436,395)	(8,465)	(247,487)

	(12,816)	(425,955)	(4,840)	(135,083)

Investor Shares

Shares sold	68,261	2,546,804	239,865	8,095,779

Reinvestment of distributions	88,082	3,086,161	183,447	6,342,016

Shares redeemed	(261,708)	(9,555,991)	(1,152,557)	(37,762,856)

	(105,365)	(3,923,026)	(729,245)	(23,325,061)

Class R6 Shares

Shares sold	31,783	1,394,916	64,527	2,682,100

Reinvestment of distributions	27,071	1,147,751	28,834	1,182,052

Shares redeemed	(68,657)	(2,943,311)	(123,520)	(5,044,689)

	(9,803)	(400,644)	(30,159)	(1,180,537)

Class R Shares

Shares sold	26,877	850,664	27,156	825,612

Reinvestment of distributions	37,455	1,133,025	42,545	1,292,061

Shares redeemed	(61,820)	(2,010,970)	(74,774)	(2,317,309)

	2,512	(27,281)	(5,073)	(199,636)

Class P Shares

Shares sold	192,300	8,738,825	275,093	10,914,908

Reinvestment of distributions	400,371	16,943,083	381,002	15,609,860

Shares redeemed	(129,273)	(5,587,637)	(396,328)	(15,912,627)

	463,398	20,094,271	259,767	10,612,141

NET INCREASE IN SHARES	4,070,435	$151,687,394	497,727	$19,679,885

59

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,083,756	$12,524,700	1,703,754	$21,298,289

Reinvestment of distributions	3,969,060	42,746,777	2,276,829	29,644,314

Shares redeemed	(2,763,351)	(33,303,372)	(5,938,269)	(75,013,213)

	2,289,465	21,968,105	(1,957,686)	(24,070,610)

Class C Shares

Shares sold	20,869	426,160	69,254	1,450,585

Reinvestment of distributions	55,623	1,093,544	38,312	831,754

Shares redeemed	(72,138)	(1,502,248)	(174,758)	(3,493,860)

	4,354	17,456	(67,192)	(1,211,521)

Institutional Shares

Shares sold	1,596,944	33,829,078	2,706,367	59,038,459

Reinvestment of distributions	1,604,098	33,429,391	1,033,535	23,368,225

Shares redeemed	(2,023,151)	(44,141,556)	(3,458,660)	(75,957,720)

	1,177,891	23,116,913	281,242	6,448,964

Service Shares

Shares sold	186,253	1,783,242	560,324	6,150,950

Reinvestment of distributions	737,324	5,979,700	356,765	3,742,461

Shares redeemed	(361,602)	(3,203,506)	(954,040)	(10,344,617)

	561,975	4,559,436	(36,951)	(451,206)

Investor Shares

Shares sold	1,832,936	27,780,934	2,043,573	32,405,822

Reinvestment of distributions	1,554,819	21,347,660	767,017	12,134,205

Shares redeemed	(1,225,219)	(18,284,744)	(2,103,131)	(32,532,389)

	2,162,536	30,843,850	707,459	12,007,638

Class R6 Shares

Shares sold	894,559	19,959,382	2,340,437	51,820,055

Reinvestment of distributions	1,187,429	24,817,267	701,917	15,905,454

Shares redeemed	(1,772,014)	(38,681,221)	(1,930,045)	(42,091,462)

	309,974	6,095,428	1,112,309	25,634,047

Class R Shares

Shares sold	239,254	2,144,721	433,648	4,372,911

Reinvestment of distributions	1,017,523	8,241,941	532,815	5,583,906

Shares redeemed	(523,911)	(4,687,774)	(940,687)	(9,807,258)

	732,866	5,698,888	25,776	149,559

Class P Shares

Shares sold	11,093	247,492	318,289	6,396,269

Reinvestment of distributions	252,431	5,278,330	160,539	3,641,014

Shares redeemed	(238,897)	(5,079,757)	(488,145)	(10,514,731)

	24,627	446,065	(9,317)	(477,448)

NET INCREASE IN SHARES	7,263,688	$92,746,141	55,640	$18,029,423

60

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	52,254	$884,947	126,819	$1,914,123

Shares redeemed	(17,474)	(298,398)	(23,445)	(357,464)

	34,780	586,549	103,374	1,556,659

Class C Shares

Shares sold	22,738	361,515	57,799	825,608

Shares redeemed	(3,314)	(54,344)	(15,784)	(232,427)

	19,424	307,171	42,015	593,181

Institutional Shares

Shares sold	1,616,663	27,964,317	10,709,571	173,285,989

Shares redeemed	(678,263)	(11,716,982)	(1,776,825)	(27,027,926)

	938,400	16,247,335	8,932,746	146,258,063

Investor Shares

Shares sold	1,433,464	24,291,735	7,021,864	106,955,976

Shares redeemed	(1,683,620)	(28,967,588)	(3,314,829)	(50,434,206)

	(250,156)	(4,675,853)	3,707,035	56,521,770

Class R6 Shares

Shares sold	1,125,038	19,148,765	563,109	8,616,776

Shares redeemed	(179,789)	(3,099,452)	(51,466)	(799,942)

	945,249	16,049,313	511,643	7,816,834

Class P Shares

Shares sold	1,498	25,489	118,047	1,773,791

Shares redeemed	(29,398)	(489,016)	(473,122)	(6,932,919)

	(27,900)	(463,527)	(355,075)	(5,159,128)

NET INCREASE IN SHARES	1,659,796	$28,050,988	12,941,738	$207,587,379

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	421,933	$ 8,287,093	831,866	$ 17,019,719

Reinvestment of distributions	1,614,882	30,472,818	39,308	882,072

Shares redeemed	(1,524,211)	(30,380,540)	(2,931,208)	(59,928,881)

	512,604	8,379,371	(2,060,034)	(42,027,090)

Class C Shares

Shares sold	46,009	596,974	143,627	2,057,283

Reinvestment of distributions	336,449	3,980,197	9,376	144,957

Shares redeemed	(350,576)	(4,565,738)	(813,867)	(11,443,602)

	31,882	11,433	(660,864)	(9,241,362)

61

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	1,230,624	$28,693,388	3,513,868	$83,136,211

Reinvestment of distributions	2,232,113	50,401,109	74,198	1,935,817

Shares redeemed	(8,465,926)	(203,823,258)	(10,009,242)	(235,926,310)

	(5,003,189)	(124,728,761)	(6,421,176)	(150,854,282)

Service Shares

Shares sold	4,452	78,885	5,856	111,956

Reinvestment of distributions	5,746	100,153	199	4,185

Shares redeemed	(6,061)	(109,066)	(31,969)	(594,508)

	4,137	69,972	(25,914)	(478,367)

Investor Shares

Shares sold	308,985	6,813,878	1,472,950	32,525,406

Reinvestment of distributions	1,346,167	28,269,498	42,188	1,034,443

Shares redeemed	(2,749,633)	(61,064,848)	(5,003,354)	(110,305,443)

	(1,094,481)	(25,981,472)	(3,488,216)	(76,745,594)

Class R6 Shares

Shares sold	687,253	15,618,545	1,302,402	31,270,706

Reinvestment of distributions	452,789	10,246,605	17,095	446,678

Shares redeemed	(1,832,649)	(45,609,822)	(2,388,683)	(55,858,919)

	(692,607)	(19,744,672)	(1,069,186)	(24,141,535)

Class R Shares

Shares sold	27,702	500,180	70,690	1,293,861

Reinvestment of distributions	62,792	1,060,564	1,471	30,157

Shares redeemed	(46,950)	(866,128)	(122,179)	(2,300,369)

	43,544	694,616	(50,018)	(976,351)

Class P Shares

Shares sold	796,224	18,574,274	1,941,643	46,223,197

Reinvestment of distributions	1,650,548	37,351,901	42,883	1,120,968

Shares redeemed	(2,948,918)	(71,372,732)	(2,897,869)	(67,812,953)

	(502,146)	(15,446,557)	(913,343)	(20,468,788)

NET DECREASE IN SHARES	(6,700,256)	$ (176,746,070)	(14,688,751)	$ (324,933,369)

62

(This page intentionally left blank)

TRUSTEES
Gregory G. Weaver, *Chair*
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman*
**Effective April 1, 2026.*

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2026 Goldman Sachs. All rights reserved. EQGRWSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements February 28, 2026 Goldman Sachs Fundamental Equity Value Funds Goldman Sachs Equity Income Fund Goldman Sachs Large Cap Value Fund Goldman Sachs Mid Cap Value Fund Goldman Sachs Small Cap Value Fund Goldman Sachs Small/Mid Cap Equity Fund

Goldman Sachs Fundamental Equity Value Funds

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%

Aerospace & Defense – 2.2%
15,337	General Electric Co.	$5,249,241
12,116	L3Harris Technologies, Inc.	4,416,767

		9,666,008

Banks – 9.7%
196,980	Bank of America Corp.	9,815,514
63,227	Citigroup, Inc.	6,966,983
65,384	Citizens Financial Group, Inc.	3,935,463
57,927	JPMorgan Chase & Co.	17,395,478
42,911	SouthState Bank Corp.	4,234,028

		42,347,466

Beverages – 2.0%
44,986	Coca-Cola Co. (The)	3,669,058
44,892	Coca-Cola Europacific Partners PLC (United Kingdom)	4,957,424

		8,626,482

Biotechnology – 0.7%
13,399	AbbVie, Inc.	3,109,640

Building Products – 1.4%
12,916	Trane Technologies PLC	5,971,325

Capital Markets – 5.3%
3,975	Blackrock, Inc.	4,226,339
27,946	Intercontinental Exchange, Inc.	4,586,777
40,856	KKR & Co., Inc.	3,582,254
46,838	Morgan Stanley	7,798,995
31,687	Nasdaq, Inc.	2,775,148

		22,969,513

Chemicals – 2.2%
19,281	Linde PLC	9,796,290

Commercial Services & Supplies – 1.2%
22,988	Republic Services, Inc.	5,264,252

Communications Equipment – 1.7%
93,826	Cisco Systems, Inc.	7,455,414

Consumer Finance – 1.0%
22,553	Capital One Financial Corp.	4,412,269

Consumer Staples Distribution & Retail – 3.6%
4,318	Costco Wholesale Corp.	4,364,591
88,299	Walmart, Inc.	11,297,857

		15,662,448

Containers & Packaging – 0.9%
88,638	International Paper Co.	3,860,185

Diversified Telecommunication Services – 1.6%
249,355	AT&T, Inc.	6,984,433

Electric Utilities – 2.5%
63,225	NextEra Energy, Inc.	5,928,608
61,813	Xcel Energy, Inc.	5,152,732

		11,081,340

Electrical Equipment – 1.6%
19,091	Eaton Corp. PLC	7,176,689

Electronic Equipment, Instruments & Components – 0.9%
26,893	Amphenol Corp., Class A	3,927,992

Shares	Description	Value

Common Stocks – (continued)

Entertainment – 1.4%
58,626	Walt Disney Co. (The)	$6,216,701

Ground Transportation – 1.5%
150,426	CSX Corp.	6,421,686

Health Care Equipment & Supplies – 1.4%
52,867	Abbott Laboratories	6,151,075

Health Care REITs – 0.6%
144,196	Healthpeak Properties, Inc. REIT	2,549,385

Hotels, Restaurants & Leisure – 2.2%
15,076	Hilton Worldwide Holdings, Inc.	4,700,395
50,407	Starbucks Corp.	4,940,894

		9,641,289

Household Durables – 1.0%
37,733	Lennar Corp., Class A	4,315,146

Household Products – 2.3%
61,194	Procter & Gamble Co. (The)	10,231,637

Industrial Conglomerates – 2.9%
33,846	3M Co.	5,595,421
28,961	Honeywell International, Inc.	7,054,610

		12,650,031

Industrial REITs – 1.2%
35,655	Prologis, Inc. REIT	5,083,334

Insurance – 1.6%
22,102	Marsh & McLennan Cos., Inc.	4,127,327
40,441	MetLife, Inc.	2,914,583

		7,041,910

Interactive Media & Services – 2.7%
37,391	Alphabet, Inc., Class A	11,657,018

IT Services – 1.4%
25,609	International Business Machines Corp.	6,151,538

Life Sciences Tools & Services – 2.2%
34,023	Agilent Technologies, Inc.	4,129,712
25,750	Danaher Corp.	5,423,980

		9,553,692

Machinery – 2.6%
15,032	Caterpillar, Inc.	11,166,221

Media – 1.3%
68,508	New York Times Co. (The), Class A	5,466,253

Metals & Mining – 1.2%
51,188	Rio Tinto PLC ADR (Australia)	5,085,016

Multi-Utilities – 3.5%
43,727	Ameren Corp.	4,953,395
51,392	CMS Energy Corp.	4,012,173
34,874	Dominion Energy, Inc.	2,201,944
45,093	National Grid PLC ADR (United Kingdom)	4,228,371

		15,395,883

Office REITs – 0.3%
27,427	BXP, Inc. REIT	1,579,247

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 8.2%
56,600	ConocoPhillips	$6,421,836
33,672	EOG Resources, Inc.	4,178,022
109,646	Exxon Mobil Corp.	16,721,015
30,240	Phillips 66	4,666,939
47,339	Shell PLC ADR	3,953,280

		35,941,092

Pharmaceuticals – 8.0%
19,446	AstraZeneca PLC (United Kingdom)	4,053,519
4,886	Eli Lilly & Co.	5,140,023
66,342	Johnson & Johnson	16,481,343
73,317	Merck & Co., Inc.	9,078,111

		34,752,996

Residential REITs – 0.8%
18,923	AvalonBay Communities, Inc. REIT	3,353,723

Retail REITs – 0.7%
37,864	Regency Centers Corp. REIT	2,991,256

Semiconductors & Semiconductor Equipment – 3.9%
19,870	Applied Materials, Inc.	7,397,601
12,328	Broadcom, Inc.	3,939,412
27,074	Texas Instruments, Inc.	5,742,666

		17,079,679

Software – 1.2%
6,932	Microsoft Corp.	2,722,474
12,989	Salesforce, Inc.	2,530,127

		5,252,601

Specialty Retail – 2.2%
11,652	Home Depot, Inc. (The)	4,436,149
32,953	TJX Cos., Inc. (The)	5,327,182

		9,763,331

Technology Hardware, Storage & Peripherals – 1.9%
33,599	Dell Technologies, Inc., Class C	4,975,340
157,336	Hewlett Packard Enterprise Co.	3,378,004

		8,353,344

Trading Companies & Distributors – 1.3%
128,201	Fastenal Co.	5,902,374

Water Utilities – 0.6%
19,561	American Water Works Co., Inc.	2,660,883

Wireless Telecommunication Services – 1.0%
20,835	T-Mobile US, Inc.	4,523,070

TOTAL COMMON STOCKS (Cost $305,518,010)		435,243,157

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
916	3.589%	$916
(Cost $916)

TOTAL INVESTMENTS – 99.6% (Cost $305,518,926)		$435,244,073

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,614,522

NET ASSETS – 100.0%		$436,858,595

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%

Aerospace & Defense – 3.5%
15,418	L3Harris Technologies, Inc.	$5,620,478
28,825	RTX Corp.	5,840,521
11,027	Woodward, Inc.	4,264,803

		15,725,802

Banks – 8.2%
242,138	Bank of America Corp.	12,065,737
70,164	Citigroup, Inc.	7,731,371
56,070	JPMorgan Chase & Co.	16,837,821

		36,634,929

Beverages – 1.5%
79,739	Coca-Cola Co. (The)	6,503,513

Biotechnology – 0.8%
2,358	Argenx SE ADR (Netherlands)*	1,808,397
4,032	Madrigal Pharmaceuticals, Inc.*	1,741,824

		3,550,221

Broadline Retail – 3.1%
65,745	Amazon.com, Inc.*	13,806,450

Building Products – 0.5%
20,991	Builders FirstSource, Inc.*	2,189,151

Capital Markets – 4.7%
34,066	Intercontinental Exchange, Inc.	5,591,252
29,929	Jefferies Financial Group, Inc.	1,328,848
64,724	Morgan Stanley	10,777,193
38,138	Nasdaq, Inc.	3,340,126

		21,037,419

Chemicals – 2.5%
16,287	Sherwin-Williams Co. (The)	5,905,504
66,677	Solstice Advanced Materials, Inc.	5,234,811

		11,140,315

Commercial Services & Supplies – 1.6%
41,416	Waste Connections, Inc.	7,128,936

Communications Equipment – 1.0%
35,056	Arista Networks, Inc.*	4,679,976

Construction Materials – 1.2%
8,029	Martin Marietta Materials, Inc.	5,432,180

Consumer Finance – 1.5%
34,339	Capital One Financial Corp.	6,718,082

Consumer Staples Distribution & Retail – 3.7%
3,939	Casey’s General Stores, Inc.	2,700,539
108,146	Walmart, Inc.	13,837,281

		16,537,820

Containers & Packaging – 1.3%
130,992	International Paper Co.	5,704,702

Electric Utilities – 3.0%
82,306	NextEra Energy, Inc.	7,717,834
149,377	PPL Corp.	5,822,715

		13,540,549

Electrical Equipment – 4.4%
21,562	Eaton Corp. PLC	8,105,587
5,184	GE Vernova, Inc.	4,528,742

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
17,790	Rockwell Automation, Inc.	$7,248,536

		19,882,865

Electronic Equipment, Instruments & Components – 2.5%
22,396	Coherent Corp.*	5,798,996
19,833	Jabil, Inc.	5,255,547

		11,054,543

Financial Services – 1.7%
15,148	Berkshire Hathaway, Inc., Class B*	7,648,983

Ground Transportation – 2.7%
120,407	CSX Corp.	5,140,175
34,376	Old Dominion Freight Line, Inc.	6,980,047

		12,120,222

Health Care Equipment & Supplies – 3.0%
72,044	Abbott Laboratories	8,382,319
65,496	Boston Scientific Corp.*	5,033,368

		13,415,687

Hotels, Restaurants & Leisure – 1.7%
76,281	Starbucks Corp.	7,477,064

Household Products – 2.9%
78,074	Procter & Gamble Co. (The)	13,053,973

Industrial Conglomerates – 3.6%
51,494	3M Co.	8,512,988
31,838	Honeywell International, Inc.	7,755,418

		16,268,406

Industrial REITs – 1.6%
50,144	Prologis, Inc. REIT	7,149,030

Insurance – 2.1%
35,533	Marsh & McLennan Cos., Inc.	6,635,432
8,950	Travelers Cos., Inc. (The)	2,762,328

		9,397,760

Interactive Media & Services – 7.2%
74,521	Alphabet, Inc., Class A	23,232,667
13,894	Meta Platforms, Inc., Class A	9,005,813

		32,238,480

Life Sciences Tools & Services – 2.5%
36,918	Agilent Technologies, Inc.	4,481,107
13,010	Thermo Fisher Scientific, Inc.	6,779,641

		11,260,748

Machinery – 2.3%
13,984	Caterpillar, Inc.	10,387,735

Multi-Utilities – 1.3%
52,292	Ameren Corp.	5,923,638

Oil, Gas & Consumable Fuels – 5.0%
63,080	Chevron Corp.	11,780,821
28,040	DT Midstream, Inc.	3,893,073
60,113	Expand Energy Corp.	6,487,395

		22,161,289

Pharmaceuticals – 5.1%
64,322	Johnson & Johnson	15,979,514

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
54,897	Merck & Co., Inc.	$6,797,347

		22,776,861

Residential REITs – 1.2%
31,528	AvalonBay Communities, Inc. REIT	5,587,707

Semiconductors & Semiconductor Equipment – 6.8%
34,071	Advanced Micro Devices, Inc.*	6,821,355
21,246	Applied Materials, Inc.	7,909,886
23,518	Micron Technology, Inc.	9,698,118
18,948	Teradyne, Inc.	6,063,928

		30,493,287

Software – 0.3%
3,151	AppLovin Corp., Class A*	1,369,960

Specialty Retail – 3.0%
19,646	Home Depot, Inc. (The)	7,479,625
36,500	TJX Cos., Inc. (The)	5,900,590

		13,380,215

Wireless Telecommunication Services – 1.0%
19,890	T-Mobile US, Inc.	4,317,920

TOTAL COMMON STOCKS (Cost $338,134,614)		447,696,418

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
586,129	3.589%	586,129
(Cost $586,129)

TOTAL INVESTMENTS – 100.1% (Cost $338,720,743)		$448,282,547

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(416,845)

NET ASSETS – 100.0%		$447,865,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%

Aerospace & Defense – 2.5%
76,074	L3Harris Technologies, Inc.	$27,732,016

Automobile Components – 1.0%
152,988	Aptiv PLC*	11,250,737

Automobiles – 0.7%
552,205	Ford Motor Co.	7,780,568

Banks – 4.1%
333,675	Fifth Third Bancorp	16,506,902
458,141	First Horizon Corp.	10,899,174
92,120	SouthState Bank Corp.	9,089,481
69,533	Wintrust Financial Corp.	10,016,924

		46,512,481

Beverages – 2.6%
269,402	Coca-Cola Europacific Partners PLC (United Kingdom)	29,750,063

Broadline Retail – 1.7%
213,832	eBay, Inc.	19,428,775

Building Products – 1.1%
119,724	Builders FirstSource, Inc.*	12,486,016

Capital Markets – 4.1%
541,561	Invesco Ltd.	14,221,392
180,930	Jefferies Financial Group, Inc.	8,033,292
113,378	Nasdaq, Inc.	9,929,645
94,617	Raymond James Financial, Inc.	14,483,970

		46,668,299

Chemicals – 3.0%
108,821	RPM International, Inc.	12,418,653
139,675	Solstice Advanced Materials, Inc.	10,965,884
104,264	Westlake Corp.	10,987,340

		34,371,877

Communications Equipment – 0.8%
13,549	Lumentum Holdings, Inc.*	9,496,630

Construction Materials – 2.2%
36,089	Martin Marietta Materials, Inc.	24,416,735

Consumer Finance – 1.1%
176,065	Synchrony Financial	12,167,852

Consumer Staples Distribution & Retail – 2.8%
19,734	Casey’s General Stores, Inc.	13,529,433
186,848	Performance Food Group Co.*	18,135,467

		31,664,900

Containers & Packaging – 1.6%
427,810	International Paper Co.	18,631,125

Electric Utilities – 3.2%
130,012	Exelon Corp.	6,431,694
30,194	NRG Energy, Inc.	5,403,518
476,415	PG&E Corp.	9,051,885
394,973	PPL Corp.	15,396,047

		36,283,144

Electrical Equipment – 4.2%
89,378	AMETEK, Inc.	21,381,005
65,486	Rockwell Automation, Inc.	26,682,271

		48,063,276

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 4.3%
79,478	Coherent Corp.*	$20,579,239
296,318	Ingram Micro Holding Corp.	6,130,819
30,065	Jabil, Inc.	7,966,924
620,046	Mirion Technologies, Inc.*	13,399,194

		48,076,176

Entertainment – 0.6%
44,978	Live Nation Entertainment, Inc.*	7,292,733

Financial Services – 2.8%
317,950	Equitable Holdings, Inc.	12,787,949
107,689	Global Payments, Inc.	8,233,901
642,726	Rocket Cos., Inc., Class A	11,691,186

		32,713,036

Ground Transportation – 1.7%
94,783	Old Dominion Freight Line, Inc.	19,245,688

Health Care Equipment & Supplies – 0.4%
56,141	Dexcom, Inc.*	4,122,434

Health Care Providers & Services – 3.9%
52,853	Cencora, Inc.	19,668,715
28,642	Humana, Inc.	5,457,447
88,201	Quest Diagnostics, Inc.	18,690,674

		43,816,836

Hotels, Restaurants & Leisure – 0.9%
119,792	Wyndham Hotels & Resorts, Inc.	9,798,986

Household Durables – 2.0%
118,586	Lennar Corp., Class A	13,561,495
71,318	SharkNinja, Inc.*	8,762,843

		22,324,338

Insurance – 2.7%
86,159	American Financial Group, Inc.	11,457,424
67,312	Arch Capital Group Ltd.*	6,741,297
84,685	Globe Life, Inc.	12,301,343

		30,500,064

IT Services – 0.5%
15,853	MongoDB, Inc.*	5,207,235

Life Sciences Tools & Services – 2.2%
122,653	Agilent Technologies, Inc.	14,887,622
7,467	Mettler-Toledo International, Inc.*	10,205,074

		25,092,696

Machinery – 3.8%
34,606	IDEX Corp.	7,248,919
137,137	Ingersoll Rand, Inc.	12,910,077
43,392	ITT, Inc.	8,782,974
158,007	Stanley Black & Decker, Inc.	13,666,025

		42,607,995

Media – 1.0%
131,348	Omnicom Group, Inc.	11,202,671

Metals & Mining – 1.1%
66,752	Steel Dynamics, Inc.	12,891,814

Multi-Utilities – 4.3%
182,154	CMS Energy Corp.	14,220,763

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Multi-Utilities – (continued)
408,077	NiSource, Inc.	$19,302,042
177,256	Public Service Enterprise Group, Inc.	15,256,424

		48,779,229

Office REITs – 0.8%
318,856	Kilroy Realty Corp. REIT	9,508,286

Oil, Gas & Consumable Fuels – 7.9%
403,963	BKV Corp. (Thailand)*	12,656,161
81,014	DT Midstream, Inc.	11,247,984
52,193	EOG Resources, Inc.	6,476,107
133,718	Expand Energy Corp.	14,430,846
91,122	HF Sinclair Corp.	4,557,011
110,637	Kinetik Holdings, Inc.(a)	5,032,877
385,345	Permian Resources Corp., Class A	7,047,960
119,405	Phillips 66	18,427,774
38,992	Targa Resources Corp.	9,194,314

		89,071,034

Passenger Airlines – 1.9%
206,189	United Airlines Holdings, Inc.*	21,917,891

Pharmaceuticals – 0.9%
209,614	Royalty Pharma PLC, Class A	9,686,263

Real Estate Management & Development – 1.0%
77,735	CBRE Group, Inc., Class A*	11,478,350

Residential REITs – 2.5%
79,410	AvalonBay Communities, Inc. REIT	14,073,834
99,703	Mid-America Apartment Communities, Inc. REIT	13,346,244

		27,420,078

Semiconductors & Semiconductor Equipment – 2.6%
78,277	Marvell Technology, Inc.	6,394,448
153,150	ON Semiconductor Corp.*	10,181,412
40,475	Teradyne, Inc.	12,953,214

		29,529,074

Specialized REITs – 3.5%
133,904	Digital Realty Trust, Inc. REIT	23,727,789
531,876	VICI Properties, Inc. REIT	16,067,974

		39,795,763

Specialty Retail – 2.1%
114,372	Ross Stores, Inc.	23,519,458

Technology Hardware, Storage & Peripherals – 2.9%
434,151	Hewlett Packard Enterprise Co.	9,321,222
10,975	Sandisk Corp.*	6,973,076
57,577	Western Digital Corp.	16,104,287

		32,398,585

Trading Companies & Distributors – 4.3%
385,918	Fastenal Co.	17,767,665
36,223	United Rentals, Inc.	30,427,320

		48,194,985

TOTAL COMMON STOCKS (Cost $876,640,020)		1,122,896,192

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
7,900,247	3.589%	$7,900,247
(Cost $7,900,247)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $884,540,267)		1,130,796,439

Securities Lending Reinvestment Vehicle – 0.3%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
3,839,184	3.589%	3,839,184
(Cost $3,839,184)

TOTAL INVESTMENTS – 100.3% (Cost $888,379,451)		$1,134,635,623

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(3,244,027)

NET ASSETS – 100.0%		$1,131,391,596

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%

Aerospace & Defense – 2.2%
79,593	Mercury Systems, Inc.*	$7,086,165
16,530	Moog, Inc., Class A	5,577,718
56,534	V2X, Inc.*	3,943,246
13,702	VSE Corp.	3,111,313

		19,718,442

Automobile Components – 2.3%
121,863	Dana, Inc.	4,172,589
54,040	Patrick Industries, Inc.	6,689,612
121,099	Phinia, Inc.	8,795,420
28,129	Visteon Corp.	2,691,101

		22,348,722

Banks – 17.4%
121,046	Ameris Bancorp	9,400,432
296,071	Atlantic Union Bankshares Corp.	10,972,391
332,017	Banc of California, Inc.	6,132,354
117,017	CoastalSouth Bancshares, Inc.	2,872,767
231,295	Columbia Banking System, Inc.	6,580,343
108,322	Community Financial System, Inc.	6,558,897
292,091	ConnectOne Bancorp, Inc.	7,749,174
133,266	FB Financial Corp.	7,288,318
183,163	First Merchants Corp.	7,158,010
250,443	Glacier Bancorp, Inc.	11,392,652
52,703	Nicolet Bankshares, Inc.	8,050,910
229,538	Northpointe Bancshares, Inc.	4,145,456
361,886	Old Second Bancorp, Inc.	7,103,822
189,598	Origin Bancorp, Inc.	7,887,277
295,466	Renasant Corp.	11,124,295
229,630	Seacoast Banking Corp. of Florida	7,146,086
70,340	SouthState Bank Corp.	6,940,448
119,688	TriCo Bancshares	5,718,693
109,522	UMB Financial Corp.	12,691,409
711,047	Valley National Bancorp	8,966,303
215,723	WesBanco, Inc.	7,522,261

		163,402,298

Biotechnology – 4.1%
91,745	Alkermes PLC*	2,761,525
19,714	Apogee Therapeutics, Inc.*	1,379,980
49,930	CG oncology, Inc.*	2,935,884
99,713	Cytokinetics, Inc.*	6,204,143
41,526	Dianthus Therapeutics, Inc.*	2,291,820
61,826	Halozyme Therapeutics, Inc.*	4,298,762
68,747	Immunovant, Inc.*	1,906,354
7,935	Krystal Biotech, Inc.*	2,187,203
40,512	Mineralys Therapeutics, Inc.*	1,185,381
11,407	Praxis Precision Medicines, Inc.*	3,841,307
20,737	Protagonist Therapeutics, Inc.*	1,909,463
44,038	REVOLUTION Medicines, Inc.*	4,492,757
44,488	Ultragenyx Pharmaceutical, Inc.*	1,040,574
42,772	Xenon Pharmaceuticals, Inc. (Canada)*	1,849,034

		38,284,187

Building Products – 0.7%
43,228	Griffon Corp.	3,684,755

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
294,405	Masterbrand, Inc.*	$2,979,378

		6,664,133

Capital Markets – 1.5%
453,705	Perella Weinberg Partners	8,398,080
20,637	Piper Sandler Cos.	6,099,265

		14,497,345

Chemicals – 3.9%
53,593	Ashland, Inc.	3,342,060
179,442	Avient Corp.	7,369,683
132,220	Element Solutions, Inc.	4,639,600
115,804	HB Fuller Co.	7,610,639
83,284	Ingevity Corp.*	5,998,947
26,349	Quaker Chemical Corp.	3,874,093
48,842	Solstice Advanced Materials, Inc.	3,834,585

		36,669,607

Commercial Services & Supplies – 0.5%
361,887	BrightView Holdings, Inc.*	4,990,422

Communications Equipment – 0.3%
64,922	Digi International, Inc.*	3,169,492

Construction & Engineering – 3.1%
78,550	Arcosa, Inc.	8,442,554
257,132	Centuri Holdings, Inc.*	7,971,092
52,056	Fluor Corp.*	2,723,049
54,249	Granite Construction, Inc.	7,294,320
9,060	MYR Group, Inc.*	2,445,838

		28,876,853

Consumer Finance – 1.6%
78,668	Bread Financial Holdings, Inc.	5,574,415
26,368	Enova International, Inc.*	3,666,470
271,908	Jefferson Capital, Inc.	5,609,462

		14,850,347

Containers & Packaging – 1.2%
55,018	Greif, Inc., Class A	3,998,158
301,808	O-I Glass, Inc.*	4,044,227
72,032	TriMas Corp.	2,815,011

		10,857,396

Electric Utilities – 1.3%
62,064	IDACORP, Inc.	8,935,354
36,586	MGE Energy, Inc.	3,000,784

		11,936,138

Electrical Equipment – 0.3%
26,937	Nextpower, Inc., Class A*	2,831,079

Electronic Equipment, Instruments & Components – 3.6%
10,973	Bel Fuse, Inc., Class B	2,520,608
184,351	Knowles Corp.*	5,008,817
20,018	Littelfuse, Inc.	7,055,544
185,609	Mirion Technologies, Inc.*	4,011,010
30,884	Rogers Corp.*	3,330,222
36,749	Sanmina Corp.*	5,705,650
62,664	TTM Technologies, Inc.*	6,532,095

		34,163,946

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – 2.9%
74,940	Kodiak Gas Services, Inc.	$4,089,476
188,045	Liberty Energy, Inc.	5,282,184
201,017	Noble Corp. PLC	9,132,202
77,854	Oceaneering International, Inc.*	2,763,817
139,974	Seadrill Ltd. (Norway)*	6,142,059

		27,409,738

Financial Services – 1.6%
163,372	NMI Holdings, Inc.*	6,422,153
64,421	PennyMac Financial Services, Inc.	5,922,223
55,382	Walker & Dunlop, Inc.	2,548,126

		14,892,502

Food Products – 0.4%
80,709	Fresh Del Monte Produce, Inc.	3,464,837

Gas Utilities – 3.3%
31,179	Chesapeake Utilities Corp.	4,239,409
157,375	MDU Resources Group, Inc.	3,254,515
93,226	ONE Gas, Inc.	8,151,681
88,978	Southwest Gas Holdings, Inc.	7,845,190
84,015	Spire, Inc.	7,696,614

		31,187,409

Ground Transportation – 1.1%
51,054	ArcBest Corp.	5,241,204
71,051	Knight-Swift Transportation Holdings, Inc.	4,470,529

		9,711,733

Health Care Equipment & Supplies – 1.5%
48,845	Globus Medical, Inc., Class A*	4,662,744
97,789	LivaNova PLC*	6,903,903
36,107	Merit Medical Systems, Inc.*	2,786,738

		14,353,385

Health Care Providers & Services – 0.9%
240,330	Lumexa Imaging Holdings, Inc.*	3,398,266
282,687	NeoGenomics, Inc.*	2,778,813
32,594	RadNet, Inc.*	2,275,387

		8,452,466

Hotel & Resort REITs – 0.5%
47,650	Ryman Hospitality Properties,
	Inc. REIT	4,705,437

Hotels, Restaurants & Leisure – 0.9%
69,018	Black Rock Coffee Bar, Inc., Class A*	920,700
34,710	Churchill Downs, Inc.	3,190,890
80,222	Life Time Group Holdings, Inc.*	2,165,994
42,169	Red Rock Resorts, Inc., Class A	2,553,333

		8,830,917

Household Durables – 3.3%
42,393	Century Communities, Inc.	2,850,081
12,348	Installed Building Products, Inc.	4,047,181
93,592	La-Z-Boy, Inc.	3,343,106
124,104	Meritage Homes Corp.	9,359,924
166,856	Taylor Morrison Home Corp.*	10,994,142

		30,594,434

Shares	Description	Value

Common Stocks – (continued)

Household Products – 0.3%
36,229	Spectrum Brands Holdings, Inc. $	2,839,629

Industrial REITs – 1.2%
163,879	Terreno Realty Corp. REIT	10,825,847

Insurance – 2.9%
469,465	Abacus Global Management, Inc.(a)	4,286,215
142,791	CNO Financial Group, Inc.	5,970,092
255,490	Exzeo Group, Inc.*	4,282,012
25,242	HCI Group, Inc.	4,453,194
95,750	Skyward Specialty Insurance Group, Inc.*	4,449,503
220,035	Slide Insurance Holdings, Inc.*	4,180,665

		27,621,681

IT Services – 0.3%
60,165	ASGN, Inc.*	2,581,079

Leisure Products – 0.4%
69,191	Polaris, Inc.	4,202,661

Life Sciences Tools & Services – 0.6%
140,402	10X Genomics, Inc., Class A*	3,236,266
14,853	Charles River Laboratories International, Inc.*	2,651,112

		5,887,378

Machinery – 7.0%
34,098	Alamo Group, Inc.	7,280,946
168,202	Alliance Laundry Holdings, Inc.*	3,772,771
74,079	Atmus Filtration Technologies, Inc.	4,780,318
26,274	Esab Corp.	3,314,991
21,865	ESCO Technologies, Inc.	6,062,946
302,511	Gates Industrial Corp. PLC*	8,340,228
43,420	Gorman-Rupp Co. (The)	2,788,867
18,623	Graham Corp.*	1,512,560
80,482	Helios Technologies, Inc.	5,739,976
35,746	SPX Technologies, Inc.*	8,112,197
26,341	Standex International Corp.	6,901,342
110,717	Terex Corp.	7,616,222

		66,223,364

Metals & Mining – 3.6%
247,204	Coeur Mining, Inc.*	6,711,589
158,527	Commercial Metals Co.	11,620,029
150,460	Constellium SE*	3,744,949
107,150	Ryerson Holding Corp.	2,803,044
165,704	SSR Mining, Inc. (Canada)*	5,334,012
95,290	Worthington Steel, Inc.	3,960,252

		34,173,875

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
621,484	Ladder Capital Corp. REIT	6,444,789
406,133	Rithm Capital Corp. REIT	4,081,637

		10,526,426

Multi-Utilities – 0.8%
101,552	Black Hills Corp.	7,480,320

Office REITs – 0.7%
222,707	COPT Defense Properties REIT	7,077,628

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 5.5%
119,123	California Resources Corp.	$7,009,197
9,595	Centrus Energy Corp., Class A*	1,943,851
205,455	CNX Resources Corp.*	8,583,910
34,531	Core Natural Resources, Inc.	2,834,305
264,609	DHT Holdings, Inc.	5,157,229
39,919	Kinetik Holdings, Inc.(a)	1,815,915
304,774	Magnolia Oil & Gas Corp., Class A	8,478,813
114,228	Murphy Oil Corp.	3,786,658
108,113	PBF Energy, Inc., Class A	3,848,823
76,144	Scorpio Tankers, Inc. (Monaco)	6,021,468
163,673	Talos Energy, Inc.*	2,004,994

		51,485,163

Passenger Airlines – 0.4%
38,739	SkyWest, Inc.*	4,031,955

Personal Care Products – 0.3%
117,826	Edgewell Personal Care Co.	2,679,363

Pharmaceuticals – 1.1%
20,394	Ligand Pharmaceuticals, Inc.*	4,044,334
36,338	Prestige Consumer Healthcare, Inc.*	2,518,223
49,307	Supernus Pharmaceuticals, Inc.*	2,698,572
108,665	WaVe Life Sciences Ltd.*	1,513,704

		10,774,833

Professional Services – 0.4%
128,915	Amentum Holdings, Inc.*	3,850,691

Real Estate Management & Development – 1.2%
187,802	Forestar Group, Inc.*	5,393,674
386,835	Newmark Group, Inc., Class A	5,616,844

		11,010,518

Residential REITs – 1.0%
374,729	Independence Realty Trust, Inc.
	REIT	6,209,260
166,944	UMH Properties, Inc. REIT	2,517,515

		8,726,775

Retail REITs – 1.1%
170,539	Curbline Properties Corp. REIT	4,742,690
181,224	InvenTrust Properties Corp. REIT	5,654,189

		10,396,879

Semiconductors & Semiconductor Equipment – 3.5%
54,327	Aehr Test Systems*	2,033,460
55,263	Axcelis Technologies, Inc.*	4,565,276
136,444	Cohu, Inc.*	4,120,609
55,660	FormFactor, Inc.*	5,503,661
21,025	Onto Innovation, Inc.*	4,539,087
61,846	Semtech Corp.*	5,579,746
13,796	Silicon Laboratories, Inc.*	2,821,696
67,053	Ultra Clean Holdings, Inc.*	4,068,776

		33,232,311

Specialized REITs – 0.9%
182,892	Four Corners Property Trust, Inc. REIT	4,667,404

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
114,582	Smartstop Self Storage REIT, Inc. REIT	$3,821,310

		8,488,714

Specialty Retail – 2.2%
73,931	Academy Sports & Outdoors, Inc.	4,445,471
53,625	Advance Auto Parts, Inc.	2,851,241
166,819	American Eagle Outfitters, Inc.	4,098,743
6,430	Group 1 Automotive, Inc.	2,094,508
33,659	Signet Jewelers Ltd.	3,237,659
52,579	Urban Outfitters, Inc.*	3,480,730

		20,208,352

Textiles, Apparel & Luxury Goods – 0.8%
210,986	Capri Holdings Ltd.*	4,327,323
47,356	Kontoor Brands, Inc.	3,088,085

		7,415,408

Trading Companies & Distributors – 1.0%
33,611	Boise Cascade Co.	2,780,974
208,723	DNOW, Inc.*	2,458,757
30,426	Herc Holdings, Inc.	4,253,251

		9,492,982

TOTAL COMMON STOCKS (Cost $684,322,419)		928,097,097

Shares	Dividend Rate	Value

Investment Company – 1.3%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
12,113,831	3.589%	12,113,831
(Cost $12,113,831)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $696,436,250)		940,210,928

Securities Lending Reinvestment Vehicle – 0.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
408,808	3.589%	408,808
(Cost $408,808)

TOTAL INVESTMENTS – 100.0% (Cost $696,845,058)		$940,619,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		40,027

NET ASSETS – 100.0%		$940,659,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Aerospace & Defense – 5.2%
16,297	ATI, Inc.*	$2,666,026
5,028	BWX Technologies, Inc.	1,035,668
2,412	Curtiss-Wright Corp.	1,689,196
13,900	Karman Holdings, Inc.*	1,224,729
19,724	Leonardo DRS, Inc.	855,824

		7,471,443

Automobile Components – 0.9%
10,464	Patrick Industries, Inc.	1,295,339

Banks – 7.5%
20,722	East West Bancorp, Inc.	2,268,023
65,807	First Horizon Corp.	1,565,549
18,604	Prosperity Bancshares, Inc.	1,309,163
15,569	SouthState Bank Corp.	1,536,193
13,739	UMB Financial Corp.	1,592,075
81,490	Valley National Bancorp	1,027,589
9,950	Wintrust Financial Corp.	1,433,397

		10,731,989

Biotechnology – 3.5%
41,101	Alkermes PLC*	1,237,140
9,732	Blueprint Medicines Corp.*(a)	4,477
11,139	Cytokinetics, Inc.*	693,069
2,816	Madrigal Pharmaceuticals, Inc.*	1,216,512
6,757	Natera, Inc.*	1,405,726
5,519	Rhythm Pharmaceuticals, Inc.*	511,777

		5,068,701

Capital Markets – 2.6%
4,305	Evercore, Inc., Class A	1,329,556
13,592	Jefferies Financial Group, Inc.	603,485
24,123	Stifel Financial Corp.	1,786,308

		3,719,349

Chemicals – 4.1%
51,020	Element Solutions, Inc.	1,790,292
22,516	HB Fuller Co.	1,479,751
12,142	RPM International, Inc.	1,385,645
16,252	Solstice Advanced Materials, Inc.	1,275,945

		5,931,633

Communications Equipment – 1.4%
2,761	Lumentum Holdings, Inc.*	1,935,212

Construction & Engineering – 2.1%
9,845	MasTec, Inc.*	2,934,007

Consumer Finance – 0.7%
19,187	OneMain Holdings, Inc.	1,055,669

Consumer Staples Distribution & Retail – 0.9%
1,913	Casey’s General Stores, Inc.	1,311,534

Containers & Packaging – 0.9%
10,980	Crown Holdings, Inc.	1,258,308

Electric Utilities – 1.1%
10,921	IDACORP, Inc.	1,572,296

Electrical Equipment – 2.8%
23,566	nVent Electric PLC	2,789,272
5,829	Regal Rexnord Corp.	1,288,092

		4,077,364

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – 4.7%
14,531	Coherent Corp.*	$3,762,512
24,319	Flex Ltd.*	1,532,583
8,694	TD SYNNEX Corp.	1,363,306

		6,658,401

Energy Equipment & Services – 1.7%
26,242	Archrock, Inc.	927,130
22,591	TechnipFMC PLC (United Kingdom)	1,498,009

		2,425,139

Financial Services – 1.2%
15,796	Affirm Holdings, Inc.*	742,096
36,167	MGIC Investment Corp.	959,510

		1,701,606

Ground Transportation – 1.8%
22,797	Knight-Swift Transportation Holdings, Inc.	1,434,387
2,857	Saia, Inc.*	1,158,199

		2,592,586

Health Care Equipment & Supplies – 2.5%
19,996	Globus Medical, Inc., Class A*	1,908,818
8,726	Merit Medical Systems, Inc.*	673,473
2,683	Penumbra, Inc.*	923,998

		3,506,289

Health Care Providers & Services – 0.8%
5,153	Ensign Group, Inc. (The)	1,103,618

Hotels, Restaurants & Leisure – 4.3%
6,162	Brinker International, Inc.*	913,208
7,635	Hyatt Hotels Corp., Class A	1,233,053
17,453	Red Rock Resorts, Inc., Class A	1,056,779
8,438	Texas Roadhouse, Inc.	1,543,057
18,760	Viking Holdings Ltd.*	1,463,655

		6,209,752

Household Durables – 3.6%
5,260	Installed Building Products, Inc.	1,724,018
13,888	SharkNinja, Inc.*	1,706,419
10,514	Toll Brothers, Inc.	1,653,221

		5,083,658

Insurance – 3.4%
11,315	American Financial Group, Inc.	1,504,669
6,940	Hanover Insurance Group, Inc. (The)	1,253,572
3,639	RenaissanceRe Holdings Ltd. (Bermuda)	1,100,652
25,902	Ryan Specialty Holdings, Inc.	1,019,244

		4,878,137

Life Sciences Tools & Services – 2.1%
15,927	Bio-Techne Corp.	939,693
5,835	Charles River Laboratories International, Inc.*	1,041,489
7,439	Repligen Corp.*	957,623

		2,938,805

Machinery – 9.6%
27,614	Alliance Laundry Holdings, Inc.*	619,382

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Schedule of Investments (continued) February 28, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
10,249	Crane Co.	$2,055,232
14,079	Esab Corp.	1,776,347
24,872	Flowserve Corp.	2,201,669
6,809	Lincoln Electric Holdings, Inc.	1,954,524
3,916	Nordson Corp.	1,149,111
3,824	RBC Bearings, Inc.*	2,202,318
8,072	SPX Technologies, Inc.*	1,831,860

		13,790,443

Metals & Mining – 2.1%
30,849	Coeur Mining, Inc.*	837,550
11,163	Commercial Metals Co.	818,248
4,182	Reliance, Inc.	1,320,007

		2,975,805

Multi-Utilities – 0.8%
24,255	NiSource, Inc.	1,147,261

Oil, Gas & Consumable Fuels – 2.8%
28,120	Magnolia Oil & Gas Corp., Class A	782,298
89,869	Permian Resources Corp., Class A	1,643,704
39,173	Range Resources Corp.	1,617,062

		4,043,064

Professional Services – 1.6%
2,632	CACI International, Inc., Class A*	1,605,967
6,623	Paylocity Holding Corp.*	705,283

		2,311,250

Real Estate Management & Development – 0.9%
3,925	Jones Lang LaSalle, Inc.*	1,238,534

Retail REITs – 0.9%
16,705	Regency Centers Corp. REIT	1,319,695

Semiconductors & Semiconductor Equipment – 8.9%
20,082	Lattice Semiconductor Corp.*	1,920,241
15,180	MACOM Technology Solutions Holdings, Inc.*	3,766,462
3,635	Nova Ltd. (Israel)*	1,595,256
6,524	Onto Innovation, Inc.*	1,408,466
4,588	SiTime Corp.*	1,825,473
6,924	Teradyne, Inc.	2,215,888

		12,731,786

Software – 3.2%
9,180	Guidewire Software, Inc.*	1,334,038
1,616	HubSpot, Inc.*	427,448
16,894	Procore Technologies, Inc.*	929,846
9,086	PTC, Inc.*	1,422,777
38,502	SailPoint, Inc.*	542,878

		4,656,987

Specialized REITs – 0.9%
31,833	CubeSmart REIT	1,309,610

Specialty Retail – 3.6%
10,149	Boot Barn Holdings, Inc.*	1,920,394
9,551	Five Below, Inc.*	2,134,935

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
3,393	Group 1 Automotive, Inc.	$1,105,236

		5,160,565

Technology Hardware, Storage & Peripherals – 0.9%
19,856	Pure Storage, Inc., Class A*	1,275,152

Textiles, Apparel & Luxury Goods – 1.1%
40,912	Amer Sports, Inc. (Finland)*	1,553,838

Trading Companies & Distributors – 1.7%
8,622	Applied Industrial Technologies, Inc.	2,436,405

TOTAL COMMON STOCKS (Cost $103,927,360)		141,411,230

Shares	Dividend Rate	Value

Investment Company – 1.2%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,705,092	3.589%	1,705,092
(Cost $1,705,092)

TOTAL INVESTMENTS – 100.0% (Cost $105,632,452)		$143,116,322

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(49,620)

NET ASSETS – 100.0%		$143,066,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund

Assets:

Investments in unaffiliated issuers, at value (cost $305,518,010, $338,134,614 and $876,640,020, respectively)(a)	$435,243,157	$447,696,418	$1,122,896,192
Investments in affiliated issuers, at value (cost $916, $586,129 and $7,900,247, respectively)	916	586,129	7,900,247
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	—	3,839,184
Cash	43,461	—	938,941
Receivables:
Investments sold	1,100,244	5,136,707	—
Dividends	697,721	579,675	735,562
Reimbursement from investment adviser	18,910	25,367	—
Fund shares sold	2,727	48,703	411,995
Foreign tax reclaims	2,323	—	2,625
Securities lending income	85	—	3,776
Other assets	67,481	66,377	66,964

Total assets	437,177,025	454,139,376	1,136,795,486

Liabilities:

Payables:
Management fees	98,905	109,757	278,486
Fund shares redeemed	73,724	220,615	753,098
Accrued professional fees	41,918	42,100	42,799
Distribution and Service fees and Transfer Agency fees	36,813	19,033	83,150
Custody, accounting and administrative services	35,367	35,964	73,250
Accrued Printing and mailing costs	31,423	24,959	57,226
Payable upon return of securities loaned	—	—	3,839,184
Investments purchased	—	5,820,891	262,741
Accrued expenses	280	355	13,956

Total liabilities	318,430	6,273,674	5,403,890

Net Assets:

Paid-in capital	291,967,822	325,632,071	846,067,144
Total distributable earnings	144,890,773	122,233,631	285,324,452

NET ASSETS	$436,858,595	$447,865,702	$1,131,391,596

Net Assets:
Class A	$333,157,429	$88,577,134	$426,845,671
Class C	3,757,189	4,406,401	4,572,019
Institutional	20,748,436	128,666,928	300,920,017
Service	51,252	1,165,857	28,085,838
Investor	3,667,312	5,260,913	67,716,903
Class R6	9,541,879	3,521,208	109,484,058
Class R	919,520	2,425,923	19,167,751
Class P	65,015,578	213,841,338	174,599,339
Total Net Assets	$436,858,595	$447,865,702	$1,131,391,596
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,663,042	5,456,471	11,459,847
Class C	80,886	298,101	161,928
Institutional	403,908	7,771,881	7,898,481
Service	1,017	72,264	784,628
Investor	73,537	323,993	1,902,121
Class R6	185,721	203,946	2,877,289
Class R	18,522	157,937	549,068
Class P	1,265,826	12,386,903	4,589,157
Net asset value, offering and redemption price per share:(b)
Class A	$50.00	$16.23	$37.25
Class C	46.45	14.78	28.23
Institutional	51.37	16.56	38.10
Service	50.42	16.13	35.80
Investor	49.87	16.24	35.60
Class R6	51.38	17.27	38.05
Class R	49.65	15.36	34.91
Class P	51.36	17.26	38.05

(a)	Includes loaned securities having a market value of $–, $– and $3,638,427 for Equity Income Fund, Large Cap Value Fund and Mid Cap Value Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Equity Income Fund, Large Cap Value Fund and Mid Cap Value Fund is $52.91, $17.17 and $39.42, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued) February 28, 2026 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $684,322,419 and $103,927,360, respectively)(a)	$928,097,097	$141,411,230
Investments in affiliated issuers, at value (cost $12,113,831 and $1,705,092, respectively)	12,113,831	1,705,092
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	408,808	—
Cash	—	661,113
Receivables:
Investments sold	5,632,746	776,899
Dividends	819,915	35,165
Fund shares sold	174,798	75,535
Reimbursement from investment adviser	33,877	13,495
Securities lending income	4,321	—
Other assets	66,091	58,006

Total assets	947,351,484	144,736,535

Liabilities:

Payables:
Investments purchased	5,091,225	1,557,580
Fund shares redeemed	543,346	17,160
Payable upon return of securities loaned	408,808	—
Management fees	308,025	37,439
Distribution and Service fees and Transfer Agency fees	39,939	2,053
Accrued expenses	300,378	55,601

Total liabilities	6,691,721	1,669,833

Net Assets:

Paid-in capital	672,249,571	105,250,698
Total distributable earnings	268,410,192	37,816,004

NET ASSETS	$940,659,763	$143,066,702

Net Assets:
Class A	$206,786,141	$2,608,493
Class C	762,864	456,048
Institutional	193,806,955	15,934,771
Service	6,719,705	—
Investor	18,768,788	4,030,811
Class R6	232,033,444	27,171,717
Class R	31,288,927	99,843
Class P	250,492,939	92,765,019
Total Net Assets	$940,659,763	$143,066,702
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,113,898	147,202
Class C	76,985	27,181
Institutional	4,671,204	880,550
Service	217,646	—
Investor	567,055	224,447
Class R6	5,600,736	1,502,880
Class R	994,069	5,664
Class P	6,046,830	5,134,504
Net asset value, offering and redemption price per share:(b)
Class A	$33.82	$17.72
Class C	9.91	16.78
Institutional	41.49	18.10
Service	30.87	—
Investor	33.10	17.96
Class R6	41.43	18.08
Class R	31.48	17.63
Class P	41.43	18.07

(a)	Includes loaned securities having a market value of $386,542 and $– for Small Cap Value Fund and Small/Mid Cap Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the Small Cap Value Fund and Small/Mid Cap Equity Fund is $35.79 and $18.75, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $228, $3,663 and $–, respectively)	$4,308,103	$3,090,469	$9,081,428

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	5,993	12,850	26,526

Dividends — affiliated issuers	5,784	33,616	190,546

Total Investment Income	4,319,880	3,136,935	9,298,500

Expenses:

Management fees	1,438,805	1,620,039	4,067,831

Distribution and/or Service (12b-1) fees(a)	416,234	129,388	606,902

Transfer Agency fees(a)	260,637	129,167	483,762

Professional fees	64,545	64,727	65,426

Registration fees	49,222	52,417	49,514

Custody, accounting and administrative services	31,490	31,311	59,305

Printing and mailing costs	27,116	21,003	51,432

Trustee fees	14,097	14,114	14,792

Service fees — Class C	4,506	5,307	5,761

Shareholder Administration fees — Service Shares	60	1,407	33,382

Other	7,912	8,217	15,968

Total expenses	2,314,624	2,077,097	5,454,075

Less — expense reductions	(368,429)	(408,046)	(33,534)

Net expenses	1,946,195	1,669,051	5,420,541

NET INVESTMENT INCOME	2,373,685	1,467,884	3,877,959

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	17,528,213	22,711,141	69,270,980

Foreign currency transactions	(1,044)	44	(6,365)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	22,436,394	20,230,879	42,386,896

Foreign currency translations	—	36	18

Net realized and unrealized gain	39,963,563	42,942,100	111,651,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,337,248	$44,409,984	$115,529,488

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Equity Income Fund	$400,463	$13,518	$60	$2,192	$240,279	$2,704	$3,922	$9	$2,731	$1,267	$658	$9,067
Large Cap Value Fund	106,220	15,923	1,407	5,838	63,732	3,185	25,159	225	3,856	474	1,752	30,784
Mid Cap Value Fund	511,780	17,284	33,382	44,456	307,069	3,457	56,931	5,341	57,988	15,287	13,337	24,352

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Equity Fund

Investment income:

Dividends — unaffiliated issuers	$6,560,853	$673,864

Dividends — affiliated issuers	106,358	18,720

Securities lending income, net of rebates received or paid to borrowers – unaffiliated issuer	27,437	769

Total Investment Income	6,694,648	693,353

Expenses:

Management fees	4,434,579	557,567

Distribution and/or Service (12b-1) fees(a)	327,418	4,968

Transfer Agency fees(a)	294,832	25,960

Professional fees	65,031	83,827

Custody, accounting and administrative services	56,243	19,345

Registration fees	49,933	52,327

Printing and mailing costs	17,547	18,407

Service fees — Service	16,424	—

Service fees — Class C	847	567

Trustee fees	14,605	13,822

Other	21,538	5,772

Total expenses	5,298,997	782,562

Less — expense reductions	(570,107)	(192,567)

Net expenses	4,728,890	589,995

NET INVESTMENT INCOME	1,965,758	103,358

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	58,473,824	2,711,426

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	45,134,142	13,449,111

Net realized and unrealized gain	103,607,966	16,160,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,573,724	$16,263,895

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Value Fund	$250,517	$2,542	$74,359	$150,311	$508	$36,536	$1,314	$13,897	$34,321	$22,308	$35,637
Small/Mid Cap Equity Fund	3,076	1,701	191	1,846	340	3,092	–	3,105	3,720	57	13,800

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Large Cap Value Fund
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$2,373,685	$5,410,965	$1,467,884	$4,706,740

Net realized gain	17,527,169	31,695,824	22,711,185	49,401,157

Net change in unrealized gain (loss)	22,436,394	150,885	20,230,915	(24,940,677)

Net increase in net assets resulting from operations	42,337,248	37,257,674	44,409,984	29,167,220

Distributions to shareholders:

From distributable earnings:

Class A Shares	(28,005,711)	(29,043,804)	(11,021,744)	(9,784,589)

Class C Shares	(326,643)	(362,053)	(547,175)	(683,220)

Institutional Shares	(1,698,068)	(1,779,993)	(16,398,500)	(14,500,655)

Service Shares	(4,119)	(7,735)	(148,546)	(117,532)

Investor Shares	(323,666)	(316,410)	(675,228)	(517,026)

Class R6 Shares	(728,371)	(656,544)	(397,066)	(352,060)

Class R Shares	(74,610)	(73,209)	(300,130)	(311,391)

Class P Shares	(5,242,006)	(4,965,019)	(25,619,662)	(23,325,551)

Total distributions to shareholders	(36,403,194)	(37,204,767)	(55,108,051)	(49,592,024)

From share transactions:

Proceeds from sales of shares	10,930,193	25,024,980	14,681,670	21,766,877

Reinvestment of distributions	35,754,084	36,468,242	54,254,754	48,770,592

Cost of shares redeemed	(32,497,942)	(50,235,893)	(45,811,266)	(68,075,025)

Net increase in net assets resulting from share transactions	14,186,335	11,257,329	23,125,158	2,462,444

TOTAL INCREASE (DECREASE)	20,120,389	11,310,236	12,427,091	(17,962,360)

Net Assets:

Beginning of period	$416,738,206	$405,427,970	$435,438,611	$453,400,971

End of period	$436,858,595	$416,738,206	$447,865,702	$435,438,611

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Mid Cap Value Fund		Small Cap Value Fund
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$3,877,959	$9,551,701	$1,965,758	$5,809,643

Net realized gain	69,264,615	130,706,329	58,473,824	161,561,274

Net change in unrealized gain (loss)	42,386,914	(42,422,963)	45,134,142	(108,734,301)

Net increase in net assets resulting from operations	115,529,488	97,835,067	105,573,724	58,636,616

Distributions to shareholders:

From distributable earnings:

Class A Shares	(52,810,923)	(29,533,099)	(37,018,325)	(44,600,975)

Class C Shares	(735,484)	(424,563)	(291,491)	(385,634)

Institutional Shares	(37,052,929)	(20,756,025)	(28,707,092)	(47,622,163)

Service Shares	(3,459,069)	(1,850,239)	(1,314,833)	(1,630,463)

Investor Shares	(8,966,836)	(6,863,791)	(3,529,528)	(4,696,033)

Class R6 Shares	(13,134,196)	(7,436,609)	(34,778,899)	(51,317,108)

Class R Shares	(2,412,785)	(1,352,197)	(5,741,268)	(6,534,651)

Class P Shares	(21,106,436)	(10,635,540)	(36,146,374)	(39,897,883)

Total distributions to shareholders	(139,678,658)	(78,852,063)	(147,527,810)	(196,684,910)

From share transactions:

Proceeds from sales of shares	63,679,333	125,119,190	70,747,434	151,106,414

Reinvestment of distributions	131,889,202	74,519,264	142,593,108	190,677,413

Cost of shares redeemed	(147,224,313)	(327,062,123)	(178,916,832)	(467,655,443)

Net increase (decrease) in net assets resulting from share transactions	48,344,222	(127,423,669)	34,423,710	(125,871,616)

TOTAL INCREASE (DECREASE)	24,195,052	(108,440,665)	(7,530,376)	(263,919,910)

Net Assets:

Beginning of period	$1,107,196,544	$1,215,637,209	$948,190,139	$1,212,110,049

End of period	$1,131,391,596	$1,107,196,544	$940,659,763	$948,190,139

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Equity Fund
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$103,358	$970,959

Net realized gain	2,711,426	8,155,929

Net change in unrealized gain (loss)	13,449,111	(6,587,609)

Net increase in net assets resulting from operations	16,263,895	2,539,279

Distributions to shareholders:

From distributable earnings:

Class A Shares	(137,071)	(45,131)

Class C Shares	(25,589)	(7,756)

Institutional Shares	(863,781)	(386,678)

Investor Shares	(215,485)	(106,671)

Class R6 Shares	(1,338,272)	(599,514)

Class R Shares	(5,073)	(1,679)

Class P Shares	(4,780,610)	(2,055,339)

Total distributions to shareholders	(7,365,881)	(3,202,768)

From share transactions:

Proceeds from sales of shares	7,346,471	28,849,212

Reinvestment of distributions	7,365,547	3,202,641

Cost of shares redeemed	(23,181,783)	(43,926,929)

Net decrease in net assets resulting from share transactions	(8,469,765)	(11,875,076)

TOTAL INCREASE (DECREASE)	428,249	(12,538,565)

Net Assets:

Beginning of period	$142,638,453	$155,177,018

End of period	$143,066,702	$142,638,453

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$49.49		$49.46	$42.36	$41.89	$47.25	$37.94

Net investment income(a)	0.26		0.61	0.67	0.78	0.71	0.59

Net realized and unrealized gain (loss)	4.63		3.90	8.41	1.93	(2.31)	9.28

Total from investment operations	4.89		4.51	9.08	2.71	(1.60)	9.87

Distributions to shareholders from net investment income	(0.30)		(0.64)	(0.69)	(0.77)	(0.73)	(0.56)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.38)		(4.48)	(1.98)	(2.24)	(3.76)	(0.56)

Net asset value, end of period	$50.00		$49.49	$49.46	$42.36	$41.89	$47.25

Total Return(b)	10.45%		9.66%	22.17%	6.55%	(3.79)%	26.23%

Net assets, end of period (in 000’s)	$333,157		$322,504	$327,114	$294,458	$300,621	$334,886

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	1.01%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.18	%(c)	1.19%	1.20%	1.19%	1.18%	1.20%

Ratio of net investment income to average net assets	1.08	%(c)	1.28%	1.50%	1.86%	1.58%	1.40%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$46.26		$46.51	$39.95	$39.62	$44.89	$36.06

Net investment income(a)	0.08		0.24	0.31	0.44	0.36	0.26

Net realized and unrealized gain (loss)	4.31		3.65	7.91	1.83	(2.19)	8.82

Total from investment operations	4.39		3.89	8.22	2.27	(1.83)	9.08

Distributions to shareholders from net investment income	(0.12)		(0.30)	(0.37)	(0.47)	(0.41)	(0.25)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.20)		(4.14)	(1.66)	(1.94)	(3.44)	(0.25)

Net asset value, end of period	$46.45		$46.26	$46.51	$39.95	$39.62	$44.89

Total Return(b)	10.05%		8.85%	21.24%	5.75%	(4.51)%	25.26%

Net assets, end of period (in 000’s)	$3,757		$3,707	$4,154	$4,327	$4,651	$6,026

Ratio of net expenses to average net assets	1.74	%(c)	1.74%	1.76%	1.79%	1.79%	1.79%

Ratio of total expenses to average net assets	1.93	%(c)	1.94%	1.95%	1.94%	1.93%	1.95%

Ratio of net investment income to average net assets	0.34	%(c)	0.53%	0.75%	1.11%	0.84%	0.65%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$50.73		$50.59	$43.28	$42.76	$48.15	$38.65

Net investment income(a)	0.34		0.77	0.81	0.93	0.87	0.75

Net realized and unrealized gain (loss)	4.76		3.99	8.61	1.96	(2.37)	9.44

Total from investment operations	5.10		4.76	9.42	2.89	(1.50)	10.19

Distributions to shareholders from net investment income	(0.38)		(0.78)	(0.82)	(0.90)	(0.86)	(0.69)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.46)		(4.62)	(2.11)	(2.37)	(3.89)	(0.69)

Net asset value, end of period	$51.37		$50.73	$50.59	$43.28	$42.76	$48.15

Total Return(b)	10.62%		9.98%	22.54%	6.86%	(3.49)%	26.63%

Net assets, end of period (in 000’s)	$20,748		$19,648	$19,719	$25,845	$31,702	$33,660

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.71%	0.74%	0.73%	0.73%

Ratio of total expenses to average net assets	0.82	%(c)	0.83%	0.84%	0.82%	0.81%	0.83%

Ratio of net investment income to average net assets	1.38	%(c)	1.58%	1.80%	2.18%	1.90%	1.73%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$49.86		$49.70	$42.56	$42.08	$47.45	$38.08

Net investment income(a)	0.21		0.56	0.58	0.70	0.63	0.48

Net realized and unrealized gain (loss)	4.68		3.90	8.44	1.94	(2.33)	9.35

Total from investment operations	4.89		4.46	9.02	2.64	(1.70)	9.83

Distributions to shareholders from net investment income	(0.25)		(0.46)	(0.59)	(0.69)	(0.64)	(0.46)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.33)		(4.30)	(1.88)	(2.16)	(3.67)	(0.46)

Net asset value, end of period	$50.42		$49.86	$49.70	$42.56	$42.08	$47.45

Total Return(b)	10.36%		9.44%	21.93%	6.33%	(3.98)%	26.01%

Net assets, end of period (in 000’s)	$51		$47	$91	$93	$90	$103

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.21%	1.24%	1.23%	1.23%

Ratio of total expenses to average net assets	1.32	%(c)	1.33%	1.34%	1.31%	1.31%	1.33%

Ratio of net investment income to average net assets	0.88	%(c)	1.17%	1.30%	1.67%	1.39%	1.16%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$49.37		$49.35	$42.27	$41.82	$47.18	$37.88

Net investment income(a)	0.32		0.73	0.77	0.88	0.83	0.69

Net realized and unrealized gain (loss)	4.62		3.89	8.39	1.92	(2.32)	9.27

Total from investment operations	4.94		4.62	9.16	2.80	(1.49)	9.96

Distributions to shareholders from net investment income	(0.36)		(0.76)	(0.79)	(0.88)	(0.84)	(0.66)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.44)		(4.60)	(2.08)	(2.35)	(3.87)	(0.66)

Net asset value, end of period	$49.87		$49.37	$49.35	$42.27	$41.82	$47.18

Total Return(b)	10.60%		9.93%	22.47%	6.78%	(3.55)%	26.54%

Net assets, end of period (in 000’s)	$3,667		$3,644	$3,489	$4,197	$4,394	$3,042

Ratio of net expenses to average net assets	0.74	%(c)	0.74%	0.76%	0.79%	0.79%	0.80%

Ratio of total expenses to average net assets	0.93	%(c)	0.94%	0.95%	0.94%	0.93%	0.95%

Ratio of net investment income to average net assets	1.33	%(c)	1.53%	1.74%	2.10%	1.86%	1.66%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$50.74		$50.59	$43.28	$42.76	$48.15	$38.65

Net investment income(a)	0.34		0.78	0.82	0.93	0.87	0.75

Net realized and unrealized gain (loss)	4.76		4.00	8.60	1.96	(2.36)	9.44

Total from investment operations	5.10		4.78	9.42	2.89	(1.49)	10.19

Distributions to shareholders from net investment income	(0.38)		(0.79)	(0.82)	(0.90)	(0.87)	(0.69)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.46)		(4.63)	(2.11)	(2.37)	(3.90)	(0.69)

Net asset value, end of period	$51.38		$50.74	$50.59	$43.28	$42.76	$48.15

Total Return(b)	10.63%		10.01%	22.55%	6.87%	(3.48)%	26.64%

Net assets, end of period (in 000’s)	$9,542		$8,129	$7,057	$5,817	$6,582	$6,981

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.69%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.81	%(c)	0.82%	0.83%	0.81%	0.80%	0.82%

Ratio of net investment income to average net assets	1.38	%(c)	1.60%	1.82%	2.17%	1.90%	1.73%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$49.16		$49.17	$42.12	$41.62	$46.98	$37.73

Net investment income(a)	0.20		0.49	0.55	0.67	0.60	0.49

Net realized and unrealized gain (loss)	4.61		3.86	8.37	1.92	(2.31)	9.22

Total from investment operations	4.81		4.35	8.92	2.59	(1.71)	9.71

Distributions to shareholders from net investment income	(0.24)		(0.52)	(0.58)	(0.62)	(0.62)	(0.46)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.32)		(4.36)	(1.87)	(2.09)	(3.65)	(0.46)

Net asset value, end of period	$49.65		$49.16	$49.17	$42.12	$41.62	$46.98

Total Return(b)	10.34%		9.37%	21.89%	6.23%	(4.02)%	25.91%

Net assets, end of period (in 000’s)	$920		$878	$818	$676	$630	$1,337

Ratio of net expenses to average net assets	1.24	%(c)	1.24%	1.26%	1.29%	1.29%	1.29%

Ratio of total expenses to average net assets	1.43	%(c)	1.44%	1.45%	1.44%	1.43%	1.45%

Ratio of net investment income to average net assets	0.82	%(c)	1.03%	1.26%	1.61%	1.34%	1.15%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Equity Income Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$50.72		$50.58	$43.27	$42.75	$48.14	$38.64

Net investment income(a)	0.34		0.78	0.81	0.93	0.88	0.76

Net realized and unrealized gain (loss)	4.76		3.99	8.61	1.96	(2.37)	9.43

Total from investment operations	5.10		4.77	9.42	2.89	(1.49)	10.19

Distributions to shareholders from net investment income	(0.38)		(0.79)	(0.82)	(0.90)	(0.87)	(0.69)

Distributions to shareholders from net realized gains	(4.08)		(3.84)	(1.29)	(1.47)	(3.03)	–

Total distributions	(4.46)		(4.63)	(2.11)	(2.37)	(3.90)	(0.69)

Net asset value, end of period	$51.36		$50.72	$50.58	$43.27	$42.75	$48.14

Total Return(b)	10.63%		9.99%	22.55%	6.87%	(3.48)%	26.65%

Net assets, end of period (in 000’s)	$65,016		$58,181	$42,986	$67,997	$57,277	$40,099

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.70%	0.73%	0.72%	0.72%

Ratio of total expenses to average net assets	0.81	%(c)	0.82%	0.83%	0.81%	0.80%	0.82%

Ratio of net investment income to average net assets	1.38	%(c)	1.59%	1.81%	2.17%	1.94%	1.74%

Portfolio turnover rate(d)	20%		35%	31%	32%	17%	44%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.79		$17.64	$15.02	$15.03	$17.86	$13.92

Net investment income(a)	0.04		0.14	0.16	0.15	0.15	0.12

Net realized and unrealized gain (loss)	1.60		0.97	3.37	1.15	(0.95)	4.31

Total from investment operations	1.64		1.11	3.53	1.30	(0.80)	4.43

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.17)	(0.16)	(0.12)	(0.16)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.20)		(1.96)	(0.91)	(1.31)	(2.03)	(0.49)

Net asset value, end of period	$16.23		$16.79	$17.64	$15.02	$15.03	$17.86

Total Return(b)	10.53%		6.62%	24.71%	8.88%	(5.23)%	32.64%

Net assets, end of period (in 000’s)	$88,577		$85,382	$89,817	$77,915	$77,259	$87,359

Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.01%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.24	%(c)	1.24%	1.25%	1.24%	1.22%	1.24%

Ratio of net investment income to average net assets	0.45	%(c)	0.84%	1.04%	1.04%	0.93%	0.74%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.41		$16.33	$13.94	$14.04	$16.80	$13.12

Net investment income (loss)(a)	(0.02)		0.01	0.05	0.04	0.03	–

Net realized and unrealized gain (loss)	1.47		0.89	3.12	1.06	(0.88)	4.06

Total from investment operations	1.45		0.90	3.17	1.10	(0.85)	4.06

Distributions to shareholders from net investment income	–		(0.05)	(0.04)	(0.05)	–	(0.05)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.08)		(1.82)	(0.78)	(1.20)	(1.91)	(0.38)

Net asset value, end of period	$14.78		$15.41	$16.33	$13.94	$14.04	$16.80

Total Return(b)	10.13%		5.80%	23.78%	8.03%	(5.87)%	31.59%

Net assets, end of period (in 000’s)	$4,406		$4,657	$6,774	$8,198	$10,176	$12,948

Ratio of net expenses to average net assets	1.75	%(c)	1.75%	1.76%	1.79%	1.79%	1.79%

Ratio of total expenses to average net assets	1.99	%(c)	1.99%	2.00%	1.99%	1.97%	1.99%

Ratio of net investment income (loss) to average net assets	(0.30	)%(c)	0.09%	0.31%	0.30%	0.18%	–	%(d)

Portfolio turnover rate(e)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)	Amount is less than 0.005%.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$17.11		$17.93	$15.25	$15.25	$18.08	$14.08

Net investment income(a)	0.06		0.19	0.21	0.20	0.21	0.17

Net realized and unrealized gain (loss)	1.64		0.99	3.43	1.15	(0.96)	4.37

Total from investment operations	1.70		1.18	3.64	1.35	(0.75)	4.54

Distributions to shareholders from net investment income	(0.17)		(0.23)	(0.22)	(0.20)	(0.17)	(0.21)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.25)		(2.00)	(0.96)	(1.35)	(2.08)	(0.54)

Net asset value, end of period	$16.56		$17.11	$17.93	$15.25	$15.25	$18.08

Total Return(b)	10.70%		6.98%	25.08%	9.16%	(4.88)%	33.08%

Net assets, end of period (in 000’s)	$128,667		$126,744	$132,227	$127,436	$155,700	$181,806

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.71%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.88	%(c)	0.88%	0.89%	0.87%	0.85%	0.87%

Ratio of net investment income to average net assets	0.75	%(c)	1.14%	1.35%	1.35%	1.24%	1.04%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.69		$17.54	$14.95	$14.97	$17.78	$13.86

Net investment income(a)	0.02		0.11	0.13	0.12	0.12	0.09

Net realized and unrealized gain (loss)	1.59		0.96	3.34	1.14	(0.93)	4.29

Total from investment operations	1.61		1.07	3.47	1.26	(0.81)	4.38

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.14)	(0.13)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.17)		(1.92)	(0.88)	(1.28)	(2.00)	(0.46)

Net asset value, end of period	$16.13		$16.69	$17.54	$14.95	$14.97	$17.78

Total Return(b)	10.40%		6.45%	24.38%	8.66%	(5.33)%	32.36%

Net assets, end of period (in 000’s)	$1,166		$1,149	$1,055	$964	$835	$846

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.21%	1.23%	1.23%	1.23%

Ratio of total expenses to average net assets	1.38	%(c)	1.38%	1.39%	1.37%	1.35%	1.37%

Ratio of net investment income to average net assets	0.26	%(c)	0.64%	0.84%	0.85%	0.74%	0.55%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.81		$17.66	$15.04	$15.05	$17.87	$13.93

Net investment income(a)	0.06		0.18	0.20	0.19	0.19	0.16

Net realized and unrealized gain (loss)	1.61		0.97	3.37	1.15	(0.94)	4.31

Total from investment operations	1.67		1.15	3.57	1.34	(0.75)	4.47

Distributions to shareholders from net investment income	(0.16)		(0.23)	(0.21)	(0.20)	(0.16)	(0.20)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.24)		(2.00)	(0.95)	(1.35)	(2.07)	(0.53)

Net asset value, end of period	$16.24		$16.81	$17.66	$15.04	$15.05	$17.87

Total Return(b)	10.72%		6.87%	24.94%	9.16%	(4.94)%	32.92%

Net assets, end of period (in 000’s)	$5,261		$5,194	$4,301	$6,907	$3,318	$3,559

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.76%	0.79%	0.79%	0.79%

Ratio of total expenses to average net assets	0.99	%(c)	0.99%	1.00%	0.99%	0.97%	0.99%

Ratio of net investment income to average net assets	0.69	%(c)	1.09%	1.27%	1.27%	1.19%	0.99%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$17.75		$18.53	$15.73	$15.69	$18.54	$14.43

Net investment income(a)	0.07		0.20	0.22	0.21	0.21	0.17

Net realized and unrealized gain (loss)	1.70		1.03	3.54	1.19	(0.97)	4.48

Total from investment operations	1.77		1.23	3.76	1.40	(0.76)	4.65

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.22)	(0.21)	(0.18)	(0.21)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.25)		(2.01)	(0.96)	(1.36)	(2.09)	(0.54)

Net asset value, end of period	$17.27		$17.75	$18.53	$15.73	$15.69	$18.54

Total Return(b)	10.71%		6.98%	25.10%	9.17%	(4.86)%	33.05%

Net assets, end of period (in 000’s)	$3,521		$3,002	$2,916	$2,233	$2,245	$1,958

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87	%(c)	0.87%	0.88%	0.86%	0.84%	0.86%

Ratio of net investment income to average net assets	0.76	%(c)	1.16%	1.35%	1.36%	1.26%	1.06%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.98		$16.86	$14.40	$14.47	$17.27	$13.47

Net investment income(a)	0.02		0.09	0.12	0.11	0.11	0.07

Net realized and unrealized gain (loss)	1.52		0.93	3.22	1.10	(0.91)	4.18

Total from investment operations	1.54		1.02	3.34	1.21	(0.80)	4.25

Distributions to shareholders from net investment income	(0.08)		(0.13)	(0.14)	(0.13)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.16)		(1.90)	(0.88)	(1.28)	(2.00)	(0.45)

Net asset value, end of period	$15.36		$15.98	$16.86	$14.40	$14.47	$17.27

Total Return(b)	10.38%		6.39%	24.38%	8.60%	(5.46)%	32.32%

Net assets, end of period (in 000’s)	$2,426		$2,507	$2,741	$4,114	$3,437	$3,269

Ratio of net expenses to average net assets	1.25	%(c)	1.25%	1.26%	1.29%	1.29%	1.29%

Ratio of total expenses to average net assets	1.49	%(c)	1.49%	1.50%	1.49%	1.47%	1.49%

Ratio of net investment income to average net assets	0.20	%(c)	0.59%	0.80%	0.78%	0.69%	0.49%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$17.74		$18.53	$15.73	$15.68	$18.54	$14.43

Net investment income(a)	0.07		0.20	0.22	0.21	0.21	0.17

Net realized and unrealized gain (loss)	1.70		1.02	3.54	1.20	(0.98)	4.48

Total from investment operations	1.77		1.22	3.76	1.41	(0.77)	4.65

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.22)	(0.21)	(0.18)	(0.21)

Distributions to shareholders from net realized gains	(2.08)		(1.77)	(0.74)	(1.15)	(1.91)	(0.33)

Total distributions	(2.25)		(2.01)	(0.96)	(1.36)	(2.09)	(0.54)

Net asset value, end of period	$17.26		$17.74	$18.53	$15.73	$15.68	$18.54

Total Return(b)	10.71%		6.92%	25.10%	9.24%	(4.92)%	33.05%

Net assets, end of period (in 000’s)	$213,841		$206,803	$213,570	$193,633	$197,335	$207,926

Ratio of net expenses to average net assets	0.69	%(c)	0.69%	0.70%	0.72%	0.72%	0.72%

Ratio of total expenses to average net assets	0.87	%(c)	0.87%	0.88%	0.86%	0.84%	0.86%

Ratio of net investment income to average net assets	0.76	%(c)	1.15%	1.36%	1.36%	1.26%	1.05%

Portfolio turnover rate(d)	41%		74%	51%	57%	46%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$38.34		$37.67	$33.63	$36.32	$44.72	$31.22

Net investment income(a)	0.10		0.25	0.21	0.19	0.13	–

Net realized and unrealized gain (loss)	3.82		3.03	5.43	1.57	(1.59)	13.63

Total from investment operations	3.92		3.28	5.64	1.76	(1.46)	13.63

Distributions to shareholders from net investment income	(0.30)		(0.27)	(0.20)	(0.17)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(5.01)		(2.61)	(1.60)	(4.45)	(6.94)	(0.13)

Net asset value, end of period	$37.25		$38.34	$37.67	$33.63	$36.32	$44.72

Total Return(b)	11.10%		8.89%	17.34%	4.97%	(4.46)%	43.77%

Net assets, end of period (in 000’s)	$426,846		$418,208	$437,847	$435,463	$458,090	$536,384

Ratio of net expenses to average net assets	1.19	%(c)	1.19%	1.19%	1.19%	1.20%	1.21%

Ratio of total expenses to average net assets	1.20	%(c)	1.20%	1.20%	1.21%	1.21%	1.21%

Ratio of net investment income to average net assets	0.53	%(c)	0.67%	0.60%	0.57%	0.33%	0.01%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.15		$30.17	$27.25	$30.26	$38.53	$27.00

Net investment loss(a)	(0.03)		(0.02)	(0.04)	(0.05)	(0.14)	(0.24)

Net realized and unrealized gain (loss)	2.93		2.40	4.36	1.32	(1.30)	11.77

Total from investment operations	2.90		2.38	4.32	1.27	(1.44)	11.53

Distributions to shareholders from net investment income	(0.11)		(0.06)	–	(4.28)	(6.83)	–

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	–	–	–

Total distributions	(4.82)		(2.40)	(1.40)	(4.28)	(6.83)	–

Net asset value, end of period	$28.23		$30.15	$30.17	$27.25	$30.26	$38.53

Total Return(b)	10.67%		8.09%	16.40%	4.24%	(5.20)%	42.70%

Net assets, end of period (in 000’s)	$4,572		$4,845	$5,581	$6,558	$9,337	$12,836

Ratio of net expenses to average net assets	1.94	%(c)	1.94%	1.94%	1.94%	1.95%	1.96%

Ratio of total expenses to average net assets	1.95	%(c)	1.95%	1.95%	1.96%	1.96%	1.96%

Ratio of net investment loss to average net assets	(0.21	)%(c)	(0.07)%	(0.13)%	(0.17)%	(0.42)%	(0.73)%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$39.16		$38.42	$34.27	$36.92	$45.34	$31.65

Net investment income(a)	0.16		0.38	0.34	0.32	0.28	0.15

Net realized and unrealized gain (loss)	3.91		3.09	5.53	1.61	(1.62)	13.80

Total from investment operations	4.07		3.47	5.87	1.93	(1.34)	13.95

Distributions to shareholders from net investment income	(0.42)		(0.39)	(0.32)	(0.30)	(0.25)	(0.26)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(5.13)		(2.73)	(1.72)	(4.58)	(7.08)	(0.26)

Net asset value, end of period	$38.10		$39.16	$38.42	$34.27	$36.92	$45.34

Total Return(b)	11.29%		9.26%	17.74%	5.39%	(4.12)%	44.27%

Net assets, end of period (in 000’s)	$300,920		$285,901	$326,248	$318,000	$298,877	$331,383

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.83%	0.84%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of net investment income to average net assets	0.87	%(c)	1.02%	0.95%	0.93%	0.71%	0.38%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$37.01		$36.45	$32.59	$35.32	$43.69	$30.50

Net investment income (loss)(a)	0.07		0.18	0.15	0.14	0.08	(0.04)

Net realized and unrealized gain (loss)	3.68		2.93	5.25	1.54	(1.55)	13.31

Total from investment operations	3.75		3.11	5.40	1.68	(1.47)	13.27

Distributions to shareholders from net investment income	(0.25)		(0.21)	(0.14)	(0.13)	(0.07)	(0.08)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(4.96)		(2.55)	(1.54)	(4.41)	(6.90)	(0.08)

Net asset value, end of period	$35.80		$37.01	$36.45	$32.59	$35.32	$43.69

Total Return(b)	11.04%		8.72%	17.13%	4.86%	(4.60)%	43.57%

Net assets, end of period (in 000’s)	$28,086		$27,223	$28,250	$27,582	$34,533	$34,851

Ratio of net expenses to average net assets	1.34	%(c)	1.34%	1.34%	1.33%	1.33%	1.34%

Ratio of total expenses to average net assets	1.34	%(c)	1.34%	1.34%	1.34%	1.34%	1.34%

Ratio of net investment income (loss) to average net assets	0.37	%(c)	0.52%	0.45%	0.42%	0.20%	(0.12)%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$36.88		$36.33	$32.50	$35.26	$43.60	$30.44

Net investment income(a)	0.15		0.33	0.28	0.27	0.25	0.10

Net realized and unrealized gain (loss)	3.65		2.92	5.24	1.52	(1.55)	13.28

Total from investment operations	3.80		3.25	5.52	1.79	(1.30)	13.38

Distributions to shareholders from net investment income	(0.37)		(0.36)	(0.29)	(0.27)	(0.21)	(0.22)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(5.08)		(2.70)	(1.69)	(4.55)	(7.04)	(0.22)

Net asset value, end of period	$35.60		$36.88	$36.33	$32.50	$35.26	$43.60

Total Return(b)	11.25%		9.17%	17.61%	5.24%	(4.21)%	44.11%

Net assets, end of period (in 000’s)	$67,717		$91,695	$98,243	$76,816	$68,948	$42,206

Ratio of net expenses to average net assets	0.94	%(c)	0.94%	0.94%	0.94%	0.95%	0.96%

Ratio of total expenses to average net assets	0.95	%(c)	0.95%	0.95%	0.96%	0.96%	0.96%

Ratio of net investment income to average net assets	0.84	%(c)	0.93%	0.85%	0.82%	0.65%	0.26%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$39.12		$38.38	$34.24	$36.90	$45.31	$31.62

Net investment income(a)	0.17		0.39	0.34	0.32	0.29	0.15

Net realized and unrealized gain (loss)	3.89		3.09	5.52	1.60	(1.61)	13.80

Total from investment operations	4.06		3.48	5.86	1.92	(1.32)	13.95

Distributions to shareholders from net investment income	(0.42)		(0.40)	(0.32)	(0.30)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(5.13)		(2.74)	(1.72)	(4.58)	(7.09)	(0.26)

Net asset value, end of period	$38.05		$39.12	$38.38	$34.24	$36.90	$45.31

Total Return(b)	11.29%		9.29%	17.74%	5.38%	(4.09)%	44.33%

Net assets, end of period (in 000’s)	$109,484		$100,267	$104,310	$89,605	$83,400	$80,114

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.82%	0.83%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	0.88	%(c)	1.03%	0.96%	0.94%	0.72%	0.39%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$36.21		$35.72	$31.99	$34.76	$43.09	$30.09

Net investment income (loss)(a)	0.05		0.15	0.12	0.10	0.04	(0.09)

Net realized and unrealized gain (loss)	3.59		2.86	5.15	1.51	(1.52)	13.14

Total from investment operations	3.64		3.01	5.27	1.61	(1.48)	13.05

Distributions to shareholders from net investment income	(0.23)		(0.18)	(0.14)	(0.10)	(0.02)	(0.05)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(4.94)		(2.52)	(1.54)	(4.38)	(6.85)	(0.05)

Net asset value, end of period	$34.91		$36.21	$35.72	$31.99	$34.76	$43.09

Total Return(b)	10.96%		8.62%	17.03%	4.72%	(4.68)%	43.41%

Net assets, end of period (in 000’s)	$19,168		$17,306	$19,808	$19,373	$18,760	$21,249

Ratio of net expenses to average net assets	1.44	%(c)	1.44%	1.44%	1.44%	1.45%	1.46%

Ratio of total expenses to average net assets	1.45	%(c)	1.45%	1.45%	1.46%	1.46%	1.46%

Ratio of net investment income (loss) to average net assets	0.27	%(c)	0.42%	0.35%	0.32%	0.09%	(0.23)%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Mid Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$39.11		$38.37	$34.23	$36.89	$45.30	$31.62

Net investment income(a)	0.17		0.39	0.34	0.32	0.29	0.15

Net realized and unrealized gain (loss)	3.90		3.09	5.52	1.60	(1.61)	13.79

Total from investment operations	4.07		3.48	5.86	1.92	(1.32)	13.94

Distributions to shareholders from net investment income	(0.42)		(0.40)	(0.32)	(0.30)	(0.26)	(0.26)

Distributions to shareholders from net realized gains	(4.71)		(2.34)	(1.40)	(4.28)	(6.83)	–

Total distributions	(5.13)		(2.74)	(1.72)	(4.58)	(7.09)	(0.26)

Net asset value, end of period	$38.05		$39.11	$38.37	$34.23	$36.89	$45.30

Total Return(b)	11.32%		9.28%	17.74%	5.38%	(4.09)%	44.30%

Net assets, end of period (in 000’s)	$174,599		$161,751	$195,350	$178,305	$176,827	$191,790

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.82%	0.83%

Ratio of total expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	0.88	%(c)	1.04%	0.96%	0.94%	0.71%	0.39%

Portfolio turnover rate(d)	48%		73%	56%	64%	69%	66%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$36.69		$42.27	$38.16	$44.45	$60.69	$40.60

Net investment income (loss)(a)	0.04		0.12	0.12	0.20	0.10	(0.08)

Net realized and unrealized gain (loss)	4.03		2.64	5.74	0.98	(4.46)	20.27

Total from investment operations	4.07		2.76	5.86	1.18	(4.36)	20.19

Distributions to shareholders from net investment income	(0.15)		(0.47)	(0.29)	(0.17)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(6.94)		(8.34)	(1.75)	(7.47)	(11.88)	(0.10)

Net asset value, end of period	$33.82		$36.69	$42.27	$38.16	$44.45	$60.69

Total Return(b)	12.26%		6.86%	15.90%	2.71%	(9.33)%	49.77%

Net assets, end of period (in 000’s)	$206,786		$205,965	$236,140	$248,764	$333,814	$468,122

Ratio of net expenses to average net assets	1.25	%(c)	1.26%	1.27%	1.29%	1.29%	1.30%

Ratio of total expenses to average net assets	1.43	%(c)	1.44%	1.43%	1.41%	1.36%	1.36%

Ratio of net investment income (loss) to average net assets	0.23	%(c)	0.32%	0.32%	0.52%	0.20%	(0.15)%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.42		$22.41	$21.07	$27.87	$42.63	$28.68

Net investment loss(a)	(0.03)		(0.04)	(0.09)	(0.05)	(0.18)	(0.33)

Net realized and unrealized gain (loss)	1.45		1.31	3.07	0.61	(2.73)	14.28

Total from investment operations	1.42		1.27	2.98	0.56	(2.91)	13.95

Distributions to shareholders from net investment income	(0.14)		(0.39)	(0.18)	(0.06)	–	–

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(6.93)		(8.26)	(1.64)	(7.36)	(11.85)	–

Net asset value, end of period	$9.91		$15.42	$22.41	$21.07	$27.87	$42.63

Total Return(b)	11.83%		6.06%	15.01%	1.96%	(10.00)%	48.69%

Net assets, end of period (in 000’s)	$763		$658	$1,155	$1,146	$1,788	$2,204

Ratio of net expenses to average net assets	2.00	%(c)	2.01%	2.02%	2.04%	2.04%	2.05%

Ratio of total expenses to average net assets	2.18	%(c)	2.19%	2.18%	2.15%	2.11%	2.11%

Ratio of net investment loss to average net assets	(0.55	)%(c)	(0.26)%	(0.43)%	(0.23)%	(0.54)%	(0.89)%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.54		$48.64	$43.64	$49.82	$66.58	$44.52

Net investment income(a)	0.11		0.36	0.25	0.36	0.30	0.11

Net realized and unrealized gain (loss)	4.86		2.97	6.60	1.07	(5.02)	22.22

Total from investment operations	4.97		3.33	6.85	1.43	(4.72)	22.33

Distributions to shareholders from net investment income	(0.23)		(0.56)	(0.39)	(0.31)	(0.19)	(0.27)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(7.02)		(8.43)	(1.85)	(7.61)	(12.04)	(0.27)

Net asset value, end of period	$41.49		$43.54	$48.64	$43.64	$49.82	$66.58

Total Return(b)	12.41%		7.13%	16.22%	2.96%	(9.02)%	50.29%

Net assets, end of period (in 000’s)	$193,807		$185,337	$348,969	$630,611	$1,446,222	$2,331,482

Ratio of net expenses to average net assets	0.96	%(c)	0.99%	1.02%	1.00%	0.97%	0.96%

Ratio of total expenses to average net assets	1.07	%(c)	1.08%	1.07%	1.03%	0.99%	0.99%

Ratio of net investment income to average net assets	0.51	%(c)	0.84%	0.58%	0.79%	0.51%	0.19%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Service Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$34.05		$39.75	$35.99	$42.36	$58.44	$39.10

Net investment income (loss)(a)	–	(b)	0.10	0.03	0.11	0.01	(0.15)

Net realized and unrealized gain (loss)	3.71		2.42	5.40	0.93	(4.24)	19.51

Total from investment operations	3.71		2.52	5.43	1.04	(4.23)	19.36

Distributions to shareholders from net investment income	(0.10)		(0.35)	(0.21)	(0.11)	–	(0.02)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(6.89)		(8.22)	(1.67)	(7.41)	(11.85)	(0.02)

Net asset value, end of period	$30.87		$34.05	$39.75	$35.99	$42.36	$58.44

Total Return(c)	12.13%		6.61%	15.63%	2.46%	(9.48)%	49.53%

Net assets, end of period (in 000’s)	$6,720		$6,684	$9,907	$14,083	$17,138	$27,102

Ratio of net expenses to average net assets	1.46	%(d)	1.49%	1.52%	1.51%	1.47%	1.46%

Ratio of total expenses to average net assets	1.57	%(d)	1.58%	1.57%	1.54%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.02	%(d)	0.28%	0.08%	0.29%	0.01%	(0.31)%

Portfolio turnover rate(e)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$36.08		$41.69	$37.66	$43.99	$60.18	$40.26

Net investment income(a)	0.08		0.34	0.21	0.31	0.24	0.05

Net realized and unrealized gain (loss)	3.95		2.48	5.67	0.94	(4.41)	20.09

Total from investment operations	4.03		2.82	5.88	1.25	(4.17)	20.14

Distributions to shareholders from net investment income	(0.22)		(0.56)	(0.39)	(0.28)	(0.17)	(0.22)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(7.01)		(8.43)	(1.85)	(7.58)	(12.02)	(0.22)

Net asset value, end of period	$33.10		$36.08	$41.69	$37.66	$43.99	$60.18

Total Return(b)	12.37%		7.13%	16.20%	2.94%	(9.07)%	50.14%

Net assets, end of period (in 000’s)	$18,769		$19,287	$33,030	$71,845	$131,530	$140,918

Ratio of net expenses to average net assets	1.00	%(c)	1.01%	1.02%	1.04%	1.04%	1.04%

Ratio of total expenses to average net assets	1.18	%(c)	1.19%	1.18%	1.15%	1.11%	1.11%

Ratio of net investment income to average net assets	0.48	%(c)	0.95%	0.57%	0.78%	0.46%	0.09%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.49		$48.60	$43.61	$49.78	$66.55	$44.50

Net investment income(a)	0.11		0.26	0.26	0.37	0.31	0.11

Net realized and unrealized gain (loss)	4.86		3.07	6.59	1.08	(5.02)	22.22

Total from investment operations	4.97		3.33	6.85	1.45	(4.71)	22.33

Distributions to shareholders from net investment income	(0.24)		(0.57)	(0.40)	(0.32)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(7.03)		(8.44)	(1.86)	(7.62)	(12.06)	(0.28)

Net asset value, end of period	$41.43		$43.49	$48.60	$43.61	$49.78	$66.55

Total Return(b)	12.41%		7.16%	16.21%	2.99%	(9.02)%	50.31%

Net assets, end of period (in 000’s)	$232,033		$258,264	$310,155	$443,791	$1,145,840	$1,436,954

Ratio of net expenses to average net assets	0.95	%(c)	0.97%	1.01%	0.99%	0.96%	0.95%

Ratio of total expenses to average net assets	1.06	%(c)	1.07%	1.06%	1.02%	0.98%	0.98%

Ratio of net investment income to average net assets	0.54	%(c)	0.62%	0.60%	0.82%	0.54%	0.19%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$34.57		$40.29	$36.47	$42.82	$58.98	$39.48

Net investment income (loss)(a)	–	(b)	0.03	0.03	0.10	(0.03)	(0.21)

Net realized and unrealized gain (loss)	3.78		2.51	5.47	0.94	(4.28)	19.71

Total from investment operations	3.78		2.54	5.50	1.04	(4.31)	19.50

Distributions to shareholders from net investment income	(0.08)		(0.39)	(0.22)	(0.09)	–	–

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(6.87)		(8.26)	(1.68)	(7.39)	(11.85)	–

Net asset value, end of period	$31.48		$34.57	$40.29	$36.47	$42.82	$58.98

Total Return(c)	12.13%		6.56%	15.62%	2.44%	(9.53)%	49.39%

Net assets, end of period (in 000’s)	$31,289		$30,170	$34,566	$35,901	$41,857	$62,339

Ratio of net expenses to average net assets	1.50	%(d)	1.51%	1.52%	1.54%	1.54%	1.55%

Ratio of total expenses to average net assets	1.68	%(d)	1.69%	1.68%	1.66%	1.61%	1.61%

Ratio of net investment income (loss) to average net assets	(0.03	)%(d)	0.07%	0.07%	0.26%	(0.06)%	(0.40)%

Portfolio turnover rate(e)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$43.49		$48.60	$43.61	$49.79	$66.55	$44.50

Net investment income(a)	0.11		0.22	0.25	0.35	0.31	0.11

Net realized and unrealized gain (loss)	4.86		3.11	6.60	1.09	(5.01)	22.22

Total from investment operations	4.97		3.33	6.85	1.44	(4.70)	22.33

Distributions to shareholders from net investment income	(0.24)		(0.57)	(0.40)	(0.32)	(0.21)	(0.28)

Distributions to shareholders from net realized gains	(6.79)		(7.87)	(1.46)	(7.30)	(11.85)	–

Total distributions	(7.03)		(8.44)	(1.86)	(7.62)	(12.06)	(0.28)

Net asset value, end of period	$41.43		$43.49	$48.60	$43.61	$49.79	$66.55

Total Return(b)	12.41%		7.17%	16.21%	2.97%	(9.01)%	50.28%

Net assets, end of period (in 000’s)	$250,493		$241,826	$238,187	$263,075	$265,197	$333,524

Ratio of net expenses to average net assets	0.95	%(c)	0.97%	1.01%	1.00%	0.96%	0.95%

Ratio of total expenses to average net assets	1.06	%(c)	1.07%	1.06%	1.03%	0.98%	0.98%

Ratio of net investment income to average net assets	0.52	%(c)	0.52%	0.58%	0.80%	0.53%	0.18%

Portfolio turnover rate(d)	41%		82%	83%	71%	65%	64%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.70		$16.75	$14.37	$14.86	$17.26	$11.50

Net investment income (loss)(a)	(0.02)		0.05	0.04	0.06	0.05	0.01

Net realized and unrealized gain (loss)	2.00		0.20	2.43	0.50	(1.48)	5.80

Total from investment operations	1.98		0.25	2.47	0.56	(1.43)	5.81

Distributions to shareholders from net investment income	–		(0.13)	(0.09)	(0.08)	(0.04)	(0.05)

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.30)	(0.09)	(1.05)	(0.97)	(0.05)

Net asset value, end of period	$17.72		$16.70	$16.75	$14.37	$14.86	$17.26

Total Return(b)	12.09%		1.50%	17.29%	4.03%	(8.91)%	50.62%

Net assets, end of period (in 000’s)	$2,608		$2,432	$2,596	$2,279	$2,231	$2,034

Ratio of net expenses to average net assets	1.17	%(c)	1.17%	1.18%	1.20%	1.21%	1.21%

Ratio of total expenses to average net assets	1.48	%(c)	1.45%	1.44%	1.35%	1.34%	1.42%

Ratio of net investment income (loss) to average net assets	(0.18	)%(c)	0.32%	0.28%	0.43%	0.33%	0.07%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Class C Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.92		$15.98	$13.73	$14.26	$16.68	$11.17

Net investment loss(a)	(0.07)		(0.06)	(0.06)	(0.04)	(0.07)	(0.10)

Net realized and unrealized gain (loss)	1.89		0.18	2.31	0.48	(1.42)	5.61

Total from investment operations	1.82		0.12	2.25	0.44	(1.49)	5.51

Distributions to shareholders from net investment income	–		(0.01)	–	–	–	–

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.18)	–	(0.97)	(0.93)	–

Net asset value, end of period	$16.78		$15.92	$15.98	$13.73	$14.26	$16.68

Total Return(b)	11.67%		0.70%	16.46%	3.25%	(9.56)%	49.46%

Net assets, end of period (in 000’s)	$456		$484	$680	$894	$997	$1,483

Ratio of net expenses to average net assets	1.92	%(c)	1.92%	1.93%	1.95%	1.96%	1.96%

Ratio of total expenses to average net assets	2.23	%(c)	2.20%	2.19%	2.10%	2.09%	2.17%

Ratio of net investment loss to average net assets	(0.93	)%(c)	(0.37)%	(0.45)%	(0.32)%	(0.44)%	(0.69)%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$17.01		$17.05	$14.62	$15.11	$17.51	$11.67

Net investment income(a)	0.01		0.14	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	2.04		0.18	2.47	0.50	(1.50)	5.87

Total from investment operations	2.05		0.32	2.57	0.61	(1.38)	5.94

Distributions to shareholders from net investment income	–		(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of period	$18.10		$17.01	$17.05	$14.62	$15.11	$17.51

Total Return(b)	12.28%		1.86%	17.72%	4.33%	(8.56)%	51.16%

Net assets, end of period (in 000’s)	$15,935		$15,245	$23,681	$24,274	$23,900	$18,472

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	1.12	%(c)	1.09%	1.08%	0.99%	0.97%	1.05%

Ratio of net investment income to average net assets	0.15	%(c)	0.87%	0.63%	0.79%	0.72%	0.44%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Investor Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.89		$16.94	$14.52	$15.00	$17.41	$11.59

Net investment income(a)	0.01		0.10	0.08	0.10	0.09	0.07

Net realized and unrealized gain (loss)	2.02		0.19	2.46	0.50	(1.49)	5.82

Total from investment operations	2.03		0.29	2.54	0.60	(1.40)	5.89

Distributions to shareholders from net investment income	–		(0.17)	(0.12)	(0.11)	(0.08)	(0.07)

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.34)	(0.12)	(1.08)	(1.01)	(0.07)

Net asset value, end of period	$17.96		$16.89	$16.94	$14.52	$15.00	$17.41

Total Return(b)	12.25%		1.72%	17.64%	4.28%	(8.68)%	50.98%

Net assets, end of period (in 000’s)	$4,031		$4,484	$5,491	$9,219	$11,178	$13,553

Ratio of net expenses to average net assets	0.92	%(c)	0.92%	0.93%	0.95%	0.96%	0.96%

Ratio of total expenses to average net assets	1.23	%(c)	1.20%	1.18%	1.10%	1.08%	1.15%

Ratio of net investment income to average net assets	0.08	%(c)	0.61%	0.53%	0.69%	0.55%	0.40%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.99		$17.04	$14.61	$15.09	$17.50	$11.66

Net investment income(a)	0.01		0.11	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	2.04		0.20	2.47	0.51	(1.51)	5.87

Total from investment operations	2.05		0.31	2.57	0.62	(1.39)	5.94

Distributions to shareholders from net investment income	–		(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of period	$18.08		$16.99	$17.04	$14.61	$15.09	$17.50

Total Return(b)	12.30%		1.82%	17.69%	4.41%	(8.56)%	51.12%

Net assets, end of period (in 000’s)	$27,172		$23,653	$24,928	$91,082	$93,904	$97,324

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.11	%(c)	1.08%	1.06%	0.98%	0.96%	1.04%

Ratio of net investment income to average net assets	0.16	%(c)	0.65%	0.66%	0.80%	0.70%	0.44%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Class R Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.64		$16.69	$14.32	$14.82	$17.21	$11.46

Net investment income (loss)(a)	(0.03)		0.01	0.01	0.03	0.01	(0.03)

Net realized and unrealized gain (loss)	1.98		0.20	2.41	0.49	(1.47)	5.78

Total from investment operations	1.95		0.21	2.42	0.52	(1.46)	5.75

Distributions to shareholders from net investment income	–		(0.09)	(0.05)	(0.05)	–	–

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.26)	(0.05)	(1.02)	(0.93)	–

Net asset value, end of period	$17.63		$16.64	$16.69	$14.32	$14.82	$17.21

Total Return(b)	11.95%		1.27%	16.97%	3.75%	(9.07)%	50.17%

Net assets, end of period (in 000’s)	$100		$43	$105	$107	$105	$99

Ratio of net expenses to average net assets	1.42	%(c)	1.42%	1.43%	1.45%	1.45%	1.46%

Ratio of total expenses to average net assets	1.73	%(c)	1.69%	1.69%	1.60%	1.58%	1.67%

Ratio of net investment income (loss) to average net assets	(0.41	)%(c)	0.09%	0.04%	0.18%	0.07%	(0.19)%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL/MID CAP EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small/Mid Cap Equity Fund

	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.98		$17.03	$14.60	$15.09	$17.49	$11.66

Net investment income(a)	0.01		0.11	0.10	0.11	0.12	0.07

Net realized and unrealized gain (loss)	2.04		0.20	2.47	0.50	(1.50)	5.86

Total from investment operations	2.05		0.31	2.57	0.61	(1.38)	5.93

Distributions to shareholders from net investment income	–		(0.19)	(0.14)	(0.13)	(0.09)	(0.10)

Distributions to shareholders from net realized gains	(0.96)		(0.17)	–	(0.97)	(0.93)	–

Total distributions	(0.96)		(0.36)	(0.14)	(1.10)	(1.02)	(0.10)

Net asset value, end of period	$18.07		$16.98	$17.03	$14.60	$15.09	$17.49

Total Return(b)	12.30%		1.82%	17.76%	4.34%	(8.51)%	51.04%

Net assets, end of period (in 000’s)	$92,765		$96,298	$97,695	$93,063	$97,396	$92,056

Ratio of net expenses to average net assets	0.83	%(c)	0.83%	0.83%	0.83%	0.83%	0.83%

Ratio of total expenses to average net assets	1.11	%(c)	1.08%	1.07%	0.98%	0.96%	1.04%

Ratio of net investment income to average net assets	0.16	%(c)	0.65%	0.63%	0.80%	0.70%	0.44%

Portfolio turnover rate(d)	30%		100%	67%	56%	90%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Equity Income Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Large Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Mid Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small Cap Value Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Small/Mid Cap Equity Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A Investment Valuation — The Funds’ and underlying funds’ (“Underlying Funds”) valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on

61

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Equity Income Fund	Quarterly	Annually

Large Cap Value Fund	Annually	Annually

Mid Cap Value Fund	Annually	Annually

Small Cap Value Fund	Annually	Annually

Small/Mid Cap Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

62

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved the valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are

63

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2026:

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$13,239,314	$—	$—
North America	416,918,827	—	—
Oceania	5,085,016	—	—
Investment Company	916	—	—

Total	$435,244,073	$—	$—

Large Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$1,808,397	$—	$—
North America	445,888,021	—	—
Investment Company	586,129	—	—

Total	$448,282,547	$—	$—

Mid Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$12,656,161	$—	$—
Europe	29,750,063	—	—
North America	1,080,489,968	—	—
Investment Company	7,900,247	—	—
Securities Lending Reinvestment Vehicle	3,839,184	—	—

Total	$1,134,635,623	$—	$—

64

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Value Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Europe	$12,163,527	$—	$—
North America	915,933,570	—	—
Investment Company	12,113,831	—	—
Securities Lending Reinvestment Vehicle	408,808	—	—

Total	$940,619,736	$—	$—

Small/Mid Cap Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$1,595,256	$—	$—
Europe	3,051,847	—	—
North America	136,759,650	—	4,477
Investment Company	1,705,092	—	—

Total	$143,111,845	$—	$4,477

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 28, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Equity Income Fund	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.65%*

Large Cap Value Fund	0.75	0.68	0.65	0.64	0.63	0.75	0.66*

Mid Cap Value Fund	0.75	0.75	0.68	0.65	0.64	0.75	0.75

Small Cap Value Fund	0.98	0.98	0.88	0.84	0.82	0.98	0.92*

Small/Mid Cap Equity Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM agreed to waive a portion of its management fee with respect to the Equity Income Fund, Large Cap Value Fund and Small Cap Value Fund, in order to achieve an effective net management fee rate of 0.65%, 0.66% and 0.92%, respectively, as an annual percentage of each Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

65

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Equity Income Fund	$431

Large Cap Value Fund	1,481

Mid Cap Value Fund	8,075

Small Cap Value Fund	4,530

Small/Mid Cap Equity Fund	785

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2026, Goldman Sachs retained the following amounts:

66

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Equity Income Fund	$2,980	$—

Large Cap Value Fund	7,885	—

Mid Cap Value Fund	4,352	—

Small Cap Value Fund	347	—

Small/Mid Cap Equity Fund	38	—

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended February 28, 2026, the transfer agency fee waivers were as follows:

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares)*	0.06%	0.06%	0.01%	0.07%

*	These arrangements will remain in effect through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Small/Mid Cap Equity Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	0.03%

*	These arrangements will remain in effect through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Large Cap Value, Small Cap Value and Small/Mid Cap Equity Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

67

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 28, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Equity Income Fund	$83,841	$98,546	$186,042	$368,429

Large Cap Value Fund	195,890	29,009	183,147	408,046

Mid Cap Value Fund	8,075	25,459	—	33,534

Small Cap Value Fund	276,033	87,276	206,798	570,107

Small/Mid Cap Equity Fund	785	1,070	190,712	192,567

G. Line of Credit Facility — As of February 28, 2026, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2026, the Funds did not have any borrowings under the facility.

H. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs earned the following amounts in brokerage commissions from portfolio transactions, on behalf of the Funds:

	Goldman Sachs Mid Cap Value Fund	Goldman Sachs Small Cap Value Fund

Brokerage commissions paid	$11,396	$18,378

The tables below show the transactions in and earnings from investments in the Financial Square Government Money Market Fund — Institutional Shares for the six months ended February 28, 2026:

Equity Income Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	February 28, 2026	February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$341	$24,216,838	$(24,216,263)	$916	916	$5,784

Large Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	February 28, 2026	February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	1,159,423	39,185,051	(39,758,345)	586,129	586,129	33,616

68

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Mid Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	February 28, 2026	February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$11,772,742	$126,140,117	$(130,012,612)	$7,900,247	7,900,247	$190,546

Small Cap Value Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	February 28, 2026	February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	8,029,450	125,810,755	(121,726,374)	12,113,831	12,113,831	106,358

Small/Mid Cap Equity Fund

	Beginning value
	as of August 31,			Ending value as of	Shares as of
Underlying Fund	2025	Purchases at Cost	Proceeds from Sales	February 28, 2026	February 28, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	1,088,254	18,545,343	(17,928,505)	1,705,092	1,705,092	18,720

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$85,785,718	$105,296,827

Large Cap Value Fund	179,574,231	208,047,582

Mid Cap Value Fund	525,568,722	608,143,547

Small Cap Value Fund	375,489,527	493,353,048

Small/Mid Cap Equity Fund	41,759,709	57,645,914

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual

69

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

6. SECURITIES LENDING (continued)

maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNY received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2026, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2026.

Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2026

Equity Income Fund	$1,867,020	$15,095,868	$(16,962,888)	$—

Large Cap Value Fund	—	17,031,387	(17,031,387)	—

Mid Cap Value Fund	—	34,178,997	(30,339,813)	3,839,184

Small Cap Value Fund	—	42,037,013	(41,628,205)	408,808

Small/Mid Cap Equity Fund	179,668	4,439,787	(4,619,455)	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2025, certain timing differences on a tax basis were as follows:

	Large Cap Value Fund	Small/Mid Cap Equity Fund

Timing differences — (Qualified Late Year Loss Deferral and Post October Losses)	$(1,202,156)	$(1,989,681)

As of February 28, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION (continued)

	Equity Income Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost	$305,960,676	$339,620,402	$894,104,902	$710,128,260

Gross unrealized gain	435,244,073	115,489,076	271,310,779	231,268,957

Gross unrealized loss	(305,960,676)	(6,826,932)	(30,780,058)	(777,481)

Net unrealized gain (loss)	$129,283,397	$108,662,144	$240,530,721	$230,491,476

Small/Mid Cap Equity Fund

Tax Cost	$106,125,363

Gross unrealized gain	40,537,185

Gross unrealized loss	(3,546,226)

Net unrealized gain (loss)	$36,990,959

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

71

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

72

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	46,564	$2,271,560	105,963	$5,031,739

Reinvestment of distributions	579,382	27,402,576	600,921	28,374,868

Shares redeemed	(479,831)	(23,358,087)	(804,054)	(38,249,933)

	146,115	6,316,049	(97,170)	(4,843,326)

Class C Shares

Shares sold	2,670	122,234	8,408	371,535

Reinvestment of distributions	7,435	326,347	8,196	361,898

Shares redeemed	(9,352)	(422,330)	(25,768)	(1,144,195)

	753	26,251	(9,164)	(410,762)

Institutional Shares

Shares sold	23,649	1,190,634	41,664	2,022,341

Reinvestment of distributions	34,018	1,653,190	35,409	1,713,353

Shares redeemed	(41,076)	(2,048,345)	(79,581)	(3,851,281)

	16,591	795,479	(2,508)	(115,587)

Service Shares

Shares sold	—	—	5,660	270,257

Reinvestment of distributions	70	3,317	146	6,941

Shares redeemed	—	—	(6,685)	(322,622)

	70	3,317	(879)	(45,424)

Investor Shares

Shares sold	9,544	465,160	20,270	954,955

Reinvestment of distributions	6,859	323,666	6,715	316,410

Shares redeemed	(16,669)	(810,833)	(23,878)	(1,144,553)

	(266)	(22,007)	3,107	126,812

73

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Equity Income Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	30,514	$1,543,887	43,695	$2,109,464

Reinvestment of distributions	14,986	728,371	13,566	656,544

Shares redeemed	(19,991)	(1,004,031)	(36,535)	(1,779,176)

	25,509	1,268,227	20,726	986,832

Class R Shares

Shares sold	190	9,236	301	14,324

Reinvestment of distributions	1,589	74,611	1,561	73,209

Shares redeemed	(1,113)	(55,407)	(654)	(30,754)

	666	28,440	1,208	56,779

Class P Shares

Shares sold	107,167	5,327,482	270,583	14,250,365

Reinvestment of distributions	107,874	5,242,006	102,665	4,965,019

Shares redeemed	(96,264)	(4,798,909)	(76,068)	(3,713,379)

	118,777	5,770,579	297,180	15,502,005

NET INCREASE IN SHARES	308,215	$14,186,335	212,500	$11,257,329

	Large Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	299,660	$4,903,353	437,253	$7,065,284

Reinvestment of distributions	675,195	10,457,565	562,664	9,236,001

Shares redeemed	(602,970)	(9,787,757)	(1,007,437)	(16,526,645)

	371,885	5,573,161	(7,520)	(225,360)

Class C Shares

Shares sold	32,594	472,101	73,330	1,114,150

Reinvestment of distributions	39,000	547,175	43,841	660,006

Shares redeemed	(75,670)	(1,128,105)	(229,894)	(3,496,323)

	(4,076)	(108,829)	(112,723)	(1,722,167)

Institutional Shares

Shares sold	251,213	4,194,664	266,240	4,463,890

Reinvestment of distributions	1,024,213	16,199,528	856,268	14,317,751

Shares redeemed	(913,266)	(15,035,947)	(1,088,268)	(18,349,356)

	362,160	5,358,245	34,240	432,285

Service Shares

Shares sold	1,706	27,215	13,982	222,692

Reinvestment of distributions	4,016	61,748	3,227	52,631

Shares redeemed	(2,290)	(36,067)	(8,542)	(136,606)

	3,432	52,896	8,667	138,717

74

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	26,581	$434,644	90,654	$1,469,546

Reinvestment of distributions	43,510	675,228	31,444	517,027

Shares redeemed	(54,983)	(898,935)	(56,805)	(929,605)

	15,108	210,937	65,293	1,056,968

Class R6 Shares

Shares sold	30,821	531,269	68,467	1,199,806

Reinvestment of distributions	23,936	394,822	20,199	350,235

Shares redeemed	(19,991)	(341,616)	(76,868)	(1,309,716)

	34,766	584,475	11,798	240,325

Class R Shares

Shares sold	36,328	577,405	22,207	344,632

Reinvestment of distributions	20,504	300,131	19,937	311,390

Shares redeemed	(55,817)	(900,889)	(47,766)	(740,064)

	1,015	(23,353)	(5,622)	(84,042)

Class P Shares

Shares sold	201,276	3,541,019	325,268	5,886,877

Reinvestment of distributions	1,553,126	25,618,557	1,345,220	23,325,551

Shares redeemed	(1,022,220)	(17,681,950)	(1,544,375)	(26,586,710)

	732,182	11,477,626	126,113	2,625,718

NET INCREASE IN SHARES	1,516,472	$23,125,158	120,246	$2,462,444

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	285,232	$10,490,143	505,914	$18,601,843

Reinvestment of distributions	1,429,386	50,292,855	749,704	28,105,608

Shares redeemed	(1,163,152)	(42,988,589)	(1,971,595)	(72,097,041)

	551,466	17,794,409	(715,977)	(25,389,590)

Class C Shares

Shares sold	6,155	171,567	16,187	454,999

Reinvestment of distributions	24,133	642,745	13,115	387,465

Shares redeemed	(29,046)	(818,527)	(53,637)	(1,555,842)

	1,242	(4,215)	(24,335)	(713,378)

Institutional Shares

Shares sold	581,089	21,760,290	991,125	36,622,600

Reinvestment of distributions	913,928	32,936,232	483,544	18,500,876

Shares redeemed	(897,372)	(33,656,755)	(2,666,488)	(101,107,593)

	597,645	21,039,767	(1,191,819)	(45,984,117)

75

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Service Shares

Shares sold	49,051	$1,693,284	124,742	$4,329,394

Reinvestment of distributions	101,997	3,447,255	49,933	1,807,695

Shares redeemed	(101,900)	(3,672,671)	(214,245)	(7,594,914)

	49,148	1,467,868	(39,570)	(1,457,825)

Investor Shares

Shares sold	185,604	6,689,767	610,274	21,728,547

Reinvestment of distributions	266,267	8,966,836	190,325	6,863,688

Shares redeemed	(1,035,777)	(37,348,199)	(1,018,421)	(36,043,797)

	(583,906)	(21,691,596)	(217,822)	(7,451,562)

Class R6 Shares

Shares sold	297,058	11,162,816	493,607	18,391,173

Reinvestment of distributions	336,249	12,103,634	179,978	6,878,422

Shares redeemed	(319,157)	(12,068,479)	(828,347)	(31,129,683)

	314,150	11,197,971	(154,762)	(5,860,088)

Class R Shares

Shares sold	53,490	1,905,741	132,283	4,681,678

Reinvestment of distributions	72,615	2,393,610	37,817	1,339,970

Shares redeemed	(54,959)	(1,930,633)	(246,724)	(8,593,725)

	71,146	2,368,718	(76,624)	(2,572,077)

Class P Shares

Shares sold	265,250	9,805,725	556,841	20,308,956

Reinvestment of distributions	586,313	21,106,035	278,271	10,635,540

Shares redeemed	(397,767)	(14,740,460)	(1,790,906)	(68,939,528)

	453,796	16,171,300	(955,794)	(37,995,032)

NET INCREASE (DECREASE) IN SHARES	1,454,687	$48,344,222	(3,376,703)	$(127,423,669)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	178,604	$6,054,457	378,421	$13,493,566

Reinvestment of distributions	1,091,442	34,980,208	1,152,029	42,127,895

Shares redeemed	(770,156)	(26,469,304)	(1,503,419)	(54,083,865)

	499,890	14,565,361	27,031	1,537,596

Class C Shares

Shares sold	10,023	103,328	10,034	166,393

Reinvestment of distributions	27,399	260,250	23,092	361,223

Shares redeemed	(3,109)	(42,444)	(41,976)	(657,105)

	34,313	321,134	(8,850)	(129,489)

76

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	$		$		$		$
	Small Cap Value Fund

	For the Six Months Ended February 28, 2026 (Unaudited)				For the Fiscal Year Ended August 31, 2025

	Shares		Dollars		Shares		Dollars

Institutional Shares

Shares sold		371,210		$15,466,513		900,464		$38,661,863

Reinvestment of distributions		689,523		27,118,582		1,048,246		45,389,636

Shares redeemed		(645,829)		(26,952,814)		(4,866,519)		(210,343,012)

		414,904		15,632,281		(2,917,809)		(126,291,513)

Service Shares

Shares sold		16,026		495,617		30,658		1,031,028

Reinvestment of distributions		40,052		1,171,053		43,889		1,488,686

Shares redeemed		(34,736)		(1,068,199)		(127,462)		(4,546,967)

		21,342		598,471		(52,915)		(2,027,253)

Investor Shares

Shares sold		33,141		1,110,940		79,428		2,863,928

Reinvestment of distributions		112,205		3,525,072		130,419		4,690,677

Shares redeemed		(112,899)		(3,734,300)		(467,595)		(17,878,310)

		32,447		901,712		(257,748)		(10,323,705)

Class R6 Shares

Shares sold		396,901		16,466,058		711,511		29,757,664

Reinvestment of distributions		857,613		33,685,877		1,161,664		50,239,202

Shares redeemed		(1,591,985)		(68,009,660)		(2,316,889)		(97,185,503)

		(337,471)		(17,857,725)		(443,714)		(17,188,637)

Class R Shares

Shares sold		62,830		2,015,519		264,893		9,639,031

Reinvestment of distributions		191,474		5,705,883		188,010		6,482,211

Shares redeemed		(132,840)		(4,287,153)		(438,201)		(15,910,435)

		121,464		3,434,249		14,702		210,807

Class P Shares

Shares sold		725,550		29,035,002		1,322,785		55,492,941

Reinvestment of distributions		920,243		36,146,183		922,527		39,897,883

Shares redeemed		(1,159,545)		(48,352,958)		(1,585,808)		(67,050,246)

		486,248		16,828,227		659,504		28,340,578

NET INCREASE (DECREASE) IN SHARES		1,273,137		$34,423,710		(2,979,799)		$(125,871,616)

	$		$		$		$
	Small/Mid Cap Equity Fund

	For the Six Months Ended February 28, 2026 (Unaudited)				For the Fiscal Year Ended August 31, 2025

	Shares		Dollars		Shares		Dollars

Class A Shares

Shares sold		5,791		$ 98,008		19,284		$ 310,630

Reinvestment of distributions		8,082		137,071		2,631		45,131

Shares redeemed		(12,291)		(208,673)		(31,284)		(512,511)

		1,582		26,406		(9,369)		(156,750)

77

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Equity Fund

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	160	$2,593	534	$8,019

Reinvestment of distributions	1,591	25,589	470	7,756

Shares redeemed	(5,005)	(80,647)	(13,129)	(202,583)

	(3,254)	(52,465)	(12,125)	(186,808)

Institutional Shares

Shares sold	48,459	837,346	144,043	2,379,182

Reinvestment of distributions	49,881	863,447	22,210	386,551

Shares redeemed	(114,122)	(1,945,112)	(658,592)	(11,004,148)

	(15,782)	(244,319)	(492,339)	(8,238,415)

Investor Shares

Shares sold	3,997	68,192	29,390	477,040

Reinvestment of distributions	12,543	215,485	6,167	106,671

Shares redeemed	(57,540)	(991,331)	(94,332)	(1,540,362)

	(41,000)	(707,654)	(58,775)	(956,651)

Class R6 Shares

Shares sold	200,623	3,468,356	603,869	10,228,894

Reinvestment of distributions	77,402	1,338,272	34,472	599,514

Shares redeemed	(167,158)	(2,914,147)	(709,278)	(11,468,081)

	110,867	1,892,481	(70,937)	(639,673)

Class R Shares

Shares sold	2,865	47,788	1,053	16,632

Reinvestment of distributions	300	5,073	98	1,679

Shares redeemed	(59)	(1,020)	(4,902)	(79,784)

	3,106	51,841	(3,751)	(61,473)

Class P Shares

Shares sold	160,039	2,824,188	972,766	15,428,815

Reinvestment of distributions	276,656	4,780,610	118,284	2,055,339

Shares redeemed	(973,108)	(17,040,853)	(1,157,373)	(19,119,460)

	(536,413)	(9,436,055)	(66,323)	(1,635,306)

NET DECREASE IN SHARES	(480,894)	$(8,469,765)	(713,619)	$(11,875,076)

78

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman* *Effective April 1, 2026. GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. EQVALSAR-26

Goldman Sachs Global Tax-Aware Equity Portfolios

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 85.3%

Equity – 85.3%
16,453,660	Goldman Sachs U.S. Equity Dividend and Premium Fund	$301,266,507
8,967,707	Goldman Sachs International Equity Dividend and Premium Fund	83,668,708
844,125	Goldman Sachs Small Cap Equity Insights Fund	26,750,332
750,682	Goldman Sachs International Small Cap Insights Fund*	14,007,721
794,311	Goldman Sachs Emerging Markets Equity Insights Fund	10,357,814

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $245,404,024)		436,051,082

Exchange-Traded Funds – 5.8%

360,213	iShares Core S&P Mid-Cap ETF	25,751,627

14,058	State Street Health Care Select Sector SPDR ETF	2,252,092

8,246	iShares MSCI Mexico ETF	667,431

21,400	Sprott Physical Uranium Trust*	431,749

2,004	iShares Core MSCI Emerging Markets ETF	153,827

1,395	Vanguard Russell 2000 ETF	147,479

3,628	Sprott Physical Gold Trust*	145,664

8,906	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	132,878

391	Vanguard Real Estate ETF	37,415

249	iShares 7-10 Year Treasury Bond ETF	24,400

56	iShares 20+ Year Treasury Bond ETF	5,086

TOTAL EXCHANGE-TRADED FUNDS
(Cost $24,472,803)		29,749,648

Shares	Dividend Rate	Value

Investment Company – 7.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
35,592,651	3.589%	$35,592,651
(Cost $35,592,651)

TOTAL INVESTMENTS – 98.0% (Cost $305,469,478)		$501,393,381

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		10,094,826

NET ASSETS – 100.0%		$511,488,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2026, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	USD	834,851	HKD	6,480,000	3/18/2026	$5,893
	USD	9,310,482	JPY	1,433,272,100	3/18/2026	119,442

TOTAL						$125,335
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	USD	2,891,027	AUD	4,389,962	3/18/2026	(232,877)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
(continued)
	USD	4,020,383	CHF	3,180,844	3/18/2026	$(125,157)
	USD	884,638	DKK	5,630,000	3/18/2026	(6,617)
	USD	15,045,973	EUR	12,834,225	3/18/2026	(132,600)
	USD	6,202,024	GBP	4,659,415	3/18/2026	(77,556)
	USD	272,407	ILS	880,000	3/18/2026	(8,558)
	USD	439,683	MXN	8,125,000	3/18/2026	(31,359)
	USD	252,841	NOK	2,550,000	3/18/2026	(15,319)
	USD	80,756	NZD	140,000	3/18/2026	(3,281)
	USD	1,332,945	SEK	12,450,000	3/18/2026	(47,519)
	USD	591,574	SGD	760,000	3/18/2026	(10,039)

TOTAL						$(690,882)

FUTURES CONTRACTS — At February 28, 2026, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index	9	03/19/26	$678,899	$58,945
IFSC NIFTY 50	17	03/30/26	859,690	(15,030)
Mini MDAX Index	12	03/20/26	448,560	17,189
STOXX EUROPE 600 Index	2	03/20/26	74,937	2,740
U.S. Treasury 10 Year Note	66	06/18/26	7,507,500	54,878
U.S. Treasury 2 Year Note	51	06/30/26	10,670,953	18,239
U.S. Treasury 5 Year Note	43	06/30/26	4,735,039	24,425
Total Futures Contracts				$161,386

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.000%(b)	1 Day BZDIO	1/2/2030	BRL 5,597	$ 10,077	$ –	$ 10,077

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2026.
(b)	Payments made annually.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)*
SXDR	2.271%(b)	JPMorgan Chase	08/05/2026	$ 1,065	$ –	$ 30,989
TOTAL						$ 30,989

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

(a)

The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value		Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$135.00	06/19/2026	6,281	$6,281	$168,429		$64,887	$103,542

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value		Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$146.00	06/19/2026	(12,561)	$(12,561)		$(215,209)	$(64,244)	$(150,965)
Puts
iShares Expanded Tech- Software Sector ETF	Morgan Stanley Co., Inc.	$76.62	04/20/2026	(7,730)	$(7,730)		$(16,859)	$(21,438)	$4,579
Total written option contracts				(20,291)	$(20,291)		$(232,068)	$(85,682)	$(146,386)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value		Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:

Calls
CALL EUR/GBP 0.8824 6/26	Bank of America N.A.	EUR 0.88	06/12/2026	780,000	$780,000	$8,697		$11,828	$(3,131)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value		Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:

Calls
CALL EUR/GBP 0.9075 6/26	Bank of America N.A.	EUR 0.91	06/12/2026	(780,000)	$(780,000)	$(2,452)		$(4,449)	$1,997

Investment Abbreviations:
BZDIO	—Brazil Interbank Rate

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments February 28, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 87.8%
Equity – 87.8%
69,550,157	Goldman Sachs U.S. Tax- Managed Equity Fund	$3,814,130,623
46,051,270	Goldman Sachs International Tax-Managed Equity Fund	870,829,522
8,136,013	Goldman Sachs International Small Cap Insights Fund	151,818,006
9,030,693	Goldman Sachs Emerging Markets Equity Insights Fund	117,760,233

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $1,949,453,466)		4,954,538,384

Exchange-Traded Funds – 1.8%

607,602	iShares Core MSCI EAFE ETF	59,739,429

147,535	State Street Health Care Select

	Sector SPDR ETF	23,635,107

79,716	iShares MSCI Mexico ETF	6,452,213

236,600	Sprott Physical Uranium Trust*	4,773,456

22,083	iShares Core MSCI Emerging Markets ETF	1,695,091

15,377	Vanguard Russell 2000 ETF	1,625,656

39,974	Sprott Physical Gold Trust*	1,604,956

98,114	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,463,861

4,328	Vanguard Real Estate ETF	414,146

2,743	iShares 7-10 Year Treasury Bond ETF	268,787

627	iShares 20+ Year Treasury Bond ETF	56,944

TOTAL EXCHANGE-TRADED FUNDS
(Cost $88,980,387)		101,729,646

Shares	Dividend Rate	Value

Investment Company – 8.6%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
484,684,983	3.589%	$484,684,983
(Cost $484,684,983)

TOTAL INVESTMENTS – 98.1% (Cost $2,523,118,836)		$5,540,953,013

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		104,764,725

NET ASSETS – 100.0%		$5,645,717,738

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2026, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	AUD	2,030,000	USD	1,366,555	3/18/2026	$77,996
	NOK	50,000	USD	4,975	3/18/2026	283
	USD	3,508,009	GBP	2,600,000	3/18/2026	3,941
	USD	9,241,033	HKD	71,730,000	3/18/2026	64,923
	USD	111,385,963	JPY	17,168,154,282	3/18/2026	1,292,993

TOTAL						$1,440,136

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	USD	31,863,987	AUD	48,384,774	3/18/2026	(2,566,696)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc. (continued)
	USD	46,711,734	CHF	36,952,984	3/18/2026	$(1,448,459)
	USD	9,605,031	DKK	61,130,000	3/18/2026	(72,131)
	USD	175,470,699	EUR	149,673,958	3/18/2026	(1,543,258)
	USD	67,952,858	GBP	51,051,169	3/18/2026	(849,751)
	USD	3,285,636	ILS	10,600,000	3/18/2026	(98,711)
	USD	4,532,116	MXN	83,750,000	3/18/2026	(323,237)
	USD	2,806,045	NOK	28,300,000	3/18/2026	(170,012)
	USD	847,966	NZD	1,470,000	3/18/2026	(34,422)
	USD	15,695,864	SEK	146,400,000	3/18/2026	(537,066)
	USD	6,869,311	SGD	8,820,000	3/18/2026	(112,573)

TOTAL						$(7,756,316)

FUTURES CONTRACTS — At February 28, 2026, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index	101	03/19/26	$7,618,757	$670,106
IFSC NIFTY 50	200	03/30/26	10,114,000	(176,824)
Mini MDAX Index	128	03/20/26	4,784,632	183,354
STOXX EUROPE 600 Index	24	03/20/26	899,245	32,603
TOPIX Index	7	03/12/26	1,772,580	135,559
U.S. Treasury 10 Year Note	730	06/18/26	83,037,500	606,940
U.S. Treasury 2 Year Note	567	06/30/26	118,635,891	202,774
U.S. Treasury 5 Year Note	478	06/30/26	52,636,016	271,773
Total Futures Contracts				$1,926,285

SWAP CONTRACTS — At February 28, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
0.000%(b)	1 Day BZDIO	1/2/2030	BRL 60,127	$136,117	$16,494	$119,623

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2026.
(b)	Payments made annually.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)*
SXDR	2.271%(b)	JPMorgan Chase	08/05/2026	$11,723	$–	$341,261
TOTAL						$341,261

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX - ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued) February 28, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

(a)

The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

(b)	Payments made quarterly.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At February 28, 2026, the Fund had the following purchased and written option contracts:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$135.00	06/19/2026	67,328	$67,328	$1,805,443	$695,545	$1,109,898

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
Health Care Select Sector SPDR Fund	Morgan Stanley Co., Inc.	$146.00	06/19/2026	(134,655)	$(134,655)	$(2,307,061)	$(688,707)	$(1,618,355)
Puts
EQO IGV.Z U.S. 17Apr26	Morgan Stanley Co., Inc.	$76.62	04/20/2026	(84,901)	$(84,901)	$(185,166)	$(235,456)	$50,291
Total written option contracts				(219,556)	$(219,556)	$(2,492,227)	$(924,163)	$(1,568,064)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Purchased Option Contracts:
Calls
CALL EUR/GBP 0.8824	Bank of America N.A.	EUR 0.88	06/12/2026	8,640,000	$8,640,000	$96,330	$130,698	$(34,368)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written Option Contracts:
Calls
CALL EUR/GBP 0.9075	Bank of America N.A.	EUR 0.91	06/12/2026	(8,640,000)	$(8,640,000)	$(27,165)	$(48,974)	$21,809

Investment Abbreviations:
BZDIO	—Brazil Interbank Rate

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities February 28, 2026 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Assets:

Investments in affiliated issuers, at value (cost $280,996,675 and $2,434,138,449, respectively)	$471,643,733	$5,439,223,367
Investments in unaffiliated issuers, at value (cost $24,472,803 and $88,980,387, respectively)	29,749,648	101,729,646
Purchased Options, at value (premiums paid $76,715 and $826,243, respectively)	177,126	1,901,773
Cash	7,678,445	85,091,668
Foreign Currency, at value (cost $406,232 and $(16,155,765), respectively)	407,308	4,239,099
Receivables:
Collateral on certain derivative contracts(a)	1,803,396	21,508,035
Fund shares sold	850,580	1,737,148
Investments sold	90,267	1,327,590
Reimbursement from investment adviser	9,581	—
Dividends	9	104
Foreign tax reclaims	—	177,446
Unrealized gain on forward foreign currency exchange contracts	125,335	1,440,136
Unrealized gain on swap contracts	41,066	460,884
Upfront payments received on swap contracts	—	16,494
Variation margin on futures contracts	57,938	665,232
Variation margin on swap contracts	1,005	10,555
Other assets	40,078	47,265

Total assets	512,675,515	5,659,576,442

Liabilities:

Written options, at value (premiums received $90,131 and $973,137, respectively)	234,520	2,519,392
Unrealized loss on forward foreign currency exchange contracts	690,882	7,756,316
Payables:
Fund shares redeemed	113,371	2,645,137
Investments purchased	42,455	470,939
Management fees	23,308	252,136
Distribution and Service fees and Transfer Agency fees	5,421	55,813
Accrued expenses	77,351	158,971

Total liabilities	1,187,308	13,858,704

Net Assets:

Paid-in capital	314,105,776	2,662,856,633
Total distributable earnings	197,382,431	2,982,861,105

NET ASSETS	$511,488,207	$5,645,717,738

Net Assets:
Class A	$3,348,353	$1,222,629
Institutional	7,709,431	57,334,137
Class R6	20,394	12,425,690
Class P	500,410,029	5,574,735,282
Total Net Assets	$511,488,207	$5,645,717,738

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	221,203	41,814
Institutional	501,262	1,941,386
Class R6	1,330	427,308
Class P	32,658,545	191,692,062

Net asset value, offering and redemption price per share:(b)
Class A	$15.14	$29.24
Institutional	15.38	29.53
Class R6	15.34	29.08
Class P	15.32	29.08

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Enhanced Dividend Global Equity Portfolio	$404,760	$—	$1,398,636
Tax-Advantaged Global Equity Portfolio	4,357,659	16,250,000	900,376

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio is $16.02 and $30.94, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations For the Six Months Ended February 28, 2026 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$3,776,032	$51,478,711

Dividends — unaffiliated issuers (net of foreign withholding taxes of $ – and $240, respectively)	232,587	1,507,023

Total Investment Income	4,008,619	52,985,734

Expenses:

Management fees	364,022	4,021,776

Transfer Agency fees(a)	75,082	807,809

Professional fees	60,120	60,137

Custody, accounting and administrative services	52,826	210,799

Registration fees	24,682	35,037

Printing and mailing costs	14,325	18,092

Trustee fees	14,153	18,931

Distribution and/or Service (12b-1) fees	3,952	1,424

Other	9,095	39,548

Total expenses	618,257	5,213,553

Less — expense reductions	(171,006)	(364,081)

Net expenses	447,251	4,849,472

NET INVESTMENT INCOME	3,561,368	48,136,262

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	100,876	2,448,481

Investments in affiliated Underlying Funds	1,807,298	63,319,592

Forward foreign currency exchange contracts	865,776	9,316,583

Swap Contracts	342,713	3,839,441

Written Options	80,897	857,618

Foreign currency transactions	(6,763)	(86,682)

Purchased Options	(68,877)	(752,320)

Futures contracts	146,716	(5,821,007)

Capital gain distributions from affiliated Underlying Funds	18,206,065	6,188,021

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,879,385	13,147,771

Investment in affiliated Underlying Funds	16,496,712	403,902,532

Futures contracts	70,271	3,232,199

Purchased Options	83,601	896,309

Foreign currency translations	20,722	166,300

Swap Contracts	(224)	9,750

Written options	(195,663)	(2,083,133)

Forward foreign currency exchange contracts	(547,725)	(6,132,783)

Net realized and unrealized gain	40,281,780	492,448,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,843,148	$540,584,934

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations (continued) For the Six Months Ended February 28, 2026 (Unaudited)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Fund	Class A	Institutional	Class R6	Class P
Enhanced Dividend Global Equity Portfolio	$2,371	$1,519	$4	$71,188
Tax-Advantaged Global Equity Portfolio	854	11,082	1,772	794,101

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025	For the Six Months Ended February 28, 2026 (Unaudited)	For the Fiscal Year Ended August 31, 2025

From operations:

Net investment income	$3,561,368	$7,653,066	$48,136,262	$48,719,857

Net realized gain	21,474,701	19,940,876	79,309,727	175,489,513

Net change in unrealized gain	18,807,079	23,709,150	413,138,945	408,418,447

Net increase in net assets resulting from operations	43,843,148	51,303,092	540,584,934	632,627,817

Distributions to shareholders:

From distributable earnings:

Class A Shares	(164,594)	(184,554)	(55,624)	(16,398)

Institutional Shares	(407,090)	(512,400)	(2,867,195)	(993,154)

Class R6 Shares	(1,029)	(1,171)	(622,897)	(213,936)

Class P Shares	(25,270,376)	(29,814,564)	(279,632,982)	(94,037,337)

Total distributions to shareholders	(25,843,089)	(30,512,689)	(283,178,698)	(95,260,825)

From share transactions:

Proceeds from sales of shares	36,399,973	27,233,021	350,728,282	336,776,517

Reinvestment of distributions	7,832,927	30,510,699	98,812,891	94,933,078

Cost of shares redeemed	(22,627,889)	(52,752,185)	(199,184,763)	(312,003,492)

Net increase in net assets resulting from share transactions	21,605,011	4,991,535	250,356,410	119,706,103

TOTAL INCREASE	39,605,070	25,781,938	507,762,646	657,073,095

Net Assets:

Beginning of period	$471,883,137	$446,101,199	$5,137,955,092	$4,480,881,997

End of period	$511,488,207	$471,883,137	$5,645,717,738	$5,137,955,092

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$14.61		$13.99	$12.30	$12.08	$14.54	$11.76

Net investment income(a)(b)	0.08		0.19	0.22	0.18	0.25	0.19

Net realized and unrealized gain (loss)	1.23		1.36	1.97	1.14	(1.54)	2.80

Total from investment operations	1.31		1.55	2.19	1.32	(1.29)	2.99

Distributions to shareholders from net investment income	(0.17)		(0.29)	(0.23)	(0.22)	(0.45)	(0.21)

Distributions to shareholders from net realized gains	(0.61)		(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.78)		(0.93)	(0.50)	(1.10)	(1.17)	(0.21)

Net asset value, end of period	$15.14		$14.61	$13.99	$12.30	$12.08	$14.54

Total Return(c)	9.20%		11.61%	18.38%	11.84%	(9.61)%	25.64%

Net assets, end of period (in 000’s)	$3,348		$3,009	$2,685	$2,774	$2,713	$3,801

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.51%	0.51%	0.53%	0.52%	0.50%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.64%	0.64%	0.65%	0.61%	0.63%

Ratio of net investment income to average net assets	1.14	%(e)	1.39%	1.69%	1.50%	1.89%	1.49%

Portfolio turnover rate(f)	3%		17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$14.83		$14.19	$12.47	$12.24	$14.71	$11.90

Net investment income(a)(b)	0.11		0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.24		1.37	2.00	1.15	(1.55)	2.81

Total from investment operations	1.35		1.61	2.26	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.19)		(0.33)	(0.27)	(0.26)	(0.50)	(0.25)

Distributions to shareholders from net realized gains	(0.61)		(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.80)		(0.97)	(0.54)	(1.14)	(1.22)	(0.25)

Net asset value, end of period	$15.38		$14.83	$14.19	$12.47	$12.24	$14.71

Total Return(c)	9.37%		11.93%	18.74%	12.24%	(9.32)%	26.05%

Net assets, end of period (in 000’s)	$7,709		$7,952	$8,428	$8,456	$9,109	$13,638

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.17%	0.13%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.28%	0.27%	0.28%	0.24%	0.26%

Ratio of net investment income to average net assets	1.48	%(e)	1.72%	1.99%	1.83%	2.24%	1.87%

Portfolio turnover rate(f)	3%		17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$14.79		$14.16	$12.44	$12.21	$14.68	$11.88

Net investment income(a)(b)	0.11		0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.24		1.37	2.00	1.15	(1.55)	2.81

Total from investment operations	1.35		1.61	2.26	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.19)		(0.34)	(0.27)	(0.26)	(0.50)	(0.26)

Distributions to shareholders from net realized gains	(0.61)		(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.80)		(0.98)	(0.54)	(1.14)	(1.22)	(0.26)

Net asset value, end of period	$15.34		$14.79	$14.16	$12.44	$12.21	$14.68

Total Return(c)	9.40%		12.00%	18.72%	12.20%	(9.25)%	26.03%

Net assets, end of period (in 000’s)	$20		$19	$17	$14	$12	$14

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.18%	0.17%	0.19%	0.17%	0.13%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.25%	0.24%	0.25%	0.22%	0.23%

Ratio of net investment income to average net assets	1.47	%(e)	1.73%	2.01%	1.86%	2.24%	1.86%

Portfolio turnover rate(f)	3%		17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$14.78		$14.14	$12.43	$12.20	$14.67	$11.87

Net investment income(a)(b)	0.11		0.24	0.26	0.22	0.30	0.25

Net realized and unrealized gain (loss)	1.24		1.37	1.99	1.15	(1.55)	2.81

Total from investment operations	1.35		1.61	2.25	1.37	(1.25)	3.06

Distributions to shareholders from net investment income	(0.20)		(0.33)	(0.27)	(0.26)	(0.50)	(0.26)

Distributions to shareholders from net realized gains	(0.61)		(0.64)	(0.27)	(0.88)	(0.72)	–

Total distributions	(0.81)		(0.97)	(0.54)	(1.14)	(1.22)	(0.26)

Net asset value, end of period	$15.32		$14.78	$14.14	$12.43	$12.20	$14.67

Total Return(c)	9.34%		11.99%	18.73%	12.20%	(9.26)%	26.05%

Net assets, end of period (in 000’s)	$500,410		$460,903	$434,972	$403,126	$391,095	$470,368

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.17%	0.12%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.27%	0.26%	0.27%	0.23%	0.25%

Ratio of net investment income to average net assets	1.47	%(e)	1.72%	2.01%	1.86%	2.25%	1.91%

Portfolio turnover rate(f)	3%		17%	10%	8%	23%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$27.84		$24.92	$20.43	$18.81	$21.83	$17.16

Net investment income(a)(b)	0.20		0.17	0.21	0.22	0.21	0.16

Net realized and unrealized gain (loss)	2.63		3.19	4.49	1.98	(2.91)	4.67

Total from investment operations	2.83		3.36	4.70	2.20	(2.70)	4.83

Distributions to shareholders from net investment income	(0.17)		(0.23)	(0.21)	(0.19)	(0.27)	(0.16)

Distributions to shareholders from net realized gains	(1.26)		(0.21)	–	(0.39)	(0.05)	–

Total distributions	(1.43)		(0.44)	(0.21)	(0.58)	(0.32)	(0.16)

Net asset value, end of period	$29.24		$27.84	$24.92	$20.43	$18.81	$21.83

Total Return(c)	10.36%		13.67%	23.19%	12.09%	(12.59)%	28.29%

Net assets, end of period (in 000’s)	$1,223		$1,083	$878	$603	$526	$606

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.55%	0.56%	0.55%	0.50%

Ratio of total expenses to average net assets(d)	0.56	%(e)	0.57%	0.57%	0.58%	0.57%	0.58%

Ratio of net investment income to average net assets	1.41	%(e)	0.68%	0.92%	1.18%	1.03%	0.81%

Portfolio turnover rate(f)	3%		28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$28.14		$25.17	$20.62	$18.98	$22.03	$17.30

Net investment income(a)(b)	0.25		0.27	0.30	0.30	0.29	0.23

Net realized and unrealized gain (loss)	2.66		3.22	4.53	1.99	(2.94)	4.71

Total from investment operations	2.91		3.49	4.83	2.29	(2.65)	4.94

Distributions to shareholders from net investment income	(0.26)		(0.31)	(0.28)	(0.26)	(0.35)	(0.21)

Distributions to shareholders from net realized gains	(1.26)		(0.21)	–	(0.39)	(0.05)	–

Total distributions	(1.52)		(0.52)	(0.28)	(0.65)	(0.40)	(0.21)

Net asset value, end of period	$29.53		$28.14	$25.17	$20.62	$18.98	$22.03

Total Return(c)	10.55%		14.07%	23.66%	12.51%	(12.31)%	28.81%

Net assets, end of period (in 000’s)	$57,334		$54,225	$48,612	$40,174	$37,591	$33,151

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.18%	0.13%

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.21%	0.21%	0.22%	0.20%	0.21%

Ratio of net investment income to average net assets	1.76	%(e)	1.03%	1.31%	1.55%	1.40%	1.17%

Portfolio turnover rate(f)	3%		28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$27.73		$24.81	$20.33	$18.73	$21.73	$17.07

Net investment income(a)(b)	0.26		0.27	0.29	0.29	0.29	0.26

Net realized and unrealized gain (loss)	2.62		3.17	4.48	1.97	(2.89)	4.62

Total from investment operations	2.88		3.44	4.77	2.26	(2.60)	4.88

Distributions to shareholders from net investment income	(0.27)		(0.31)	(0.29)	(0.27)	(0.35)	(0.22)

Distributions to shareholders from net realized gains	(1.26)		(0.21)	–	(0.39)	(0.05)	–

Total distributions	(1.53)		(0.52)	(0.29)	(0.66)	(0.40)	(0.22)

Net asset value, end of period	$29.08		$27.73	$24.81	$20.33	$18.73	$21.73

Total Return(c)	10.57%		14.09%	23.67%	12.47%	(12.24)%	28.84%

Net assets, end of period (in 000’s)	$12,426		$11,311	$10,112	$8,284	$8,343	$9,971

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.16%	0.12%

Ratio of total expenses to average net assets(d)	0.19	%(e)	0.20%	0.20%	0.21%	0.19%	0.20%

Ratio of net investment income to average net assets	1.80	%(e)	1.05%	1.31%	1.54%	1.41%	1.36%

Portfolio turnover rate(f)	3%		28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2026 (Unaudited)		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Data
Net asset value, beginning of period	$27.74		$24.82	$20.34	$18.73	$21.74	$17.07

Net investment income(a)(b)	0.25		0.26	0.29	0.30	0.29	0.23

Net realized and unrealized gain (loss)	2.62		3.18	4.48	1.97	(2.90)	4.66

Total from investment operations	2.87		3.44	4.77	2.27	(2.61)	4.89

Distributions to shareholders from net investment income	(0.27)		(0.31)	(0.29)	(0.27)	(0.35)	(0.22)

Distributions to shareholders from net realized gains	(1.26)		(0.21)	–	(0.39)	(0.05)	–

Total distributions	(1.53)		(0.52)	(0.29)	(0.66)	(0.40)	(0.22)

Net asset value, end of period	$29.08		$27.74	$24.82	$20.34	$18.73	$21.74

Total Return(c)	10.53%		14.08%	23.66%	12.53%	(12.28)%	28.87%

Net assets, end of period (in 000’s)	$5,574,735		$5,071,336	$4,421,281	$3,596,886	$3,232,977	$3,585,571

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.17%	0.12%

Ratio of total expenses to average net assets(d)	0.19	%(e)	0.20%	0.20%	0.21%	0.19%	0.20%

Ratio of net investment income to average net assets	1.80	%(e)	1.04%	1.31%	1.56%	1.41%	1.18%

Portfolio turnover rate(f)	3%		28%	9%	4%	22%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements February 28, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Enhanced Dividend Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Goldman Sachs Tax-Advantaged Global Equity Portfolio	A, Institutional, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange-traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

21

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	CapitalGains Distributions Declared/Paid

Enhanced Dividend Global Equity Portfolio	Quarterly	Annually

Tax-Advantaged Global Equity Portfolio	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Portfolios follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Portfolio operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Portfolio, as prescribed in the Portfolios’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Portfolios’ Investment Adviser. The CODM monitors and actively manages the operating results of each Portfolio. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Portfolios’ single segment, is consistent with that presented within each Portfolio’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant

22

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Portfolios (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities— Equity securities traded on a United States securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts— A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

23

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options —When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

24

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy— The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of February 28, 2026:

Enhanced Dividend Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$436,051,082	$—	$—

Exchange-Traded Funds	29,749,648	—	—

Investment Companies	35,592,651	—	—

Total	$501,393,381	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$125,335	$—

Futures Contracts(a)	176,416	—	—

Interest Rate Swap Contracts(a)	—	10,077	—

Purchased Options Contracts	—	177,126	—

Total Return Swap Contracts(a)	—	30,989	—

Total	$176,416	$343,527	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(690,882)	$—

Futures Contracts(a)	(15,030)	—	—

Written Options Contracts	—	(234,520)	—

Total	$(15,030)	$(925,402)	$—

Tax-Advantaged Global Equity Portfolio

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$4,954,538,384	$—	$—

Exchange-Traded Funds	101,729,646	—	—

Investment Companies	484,684,983	—	—

Total	$5,540,953,013	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,440,136	$—

Futures Contracts(a)	2,103,109	—	—

25

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Interest Rate Swap Contracts(a)	$—	$119,623	$—

Purchased Options Contracts	—	1,901,773	—

Total Return Swap Contracts(a)	—	341,261	—

Total	$2,103,109	$3,802,793	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(7,756,316)	$—

Futures Contracts(a)	(176,824)	—	—

Written Options Contracts	—	(2,519,392)	—

Total	$(176,824)	$(10,275,708)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For	further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2026. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity Portfolio
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$134,032	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(693,334)

Equity	Purchased options at value, Variation margin on futures and swaps contracts	$263,262	Written options at value, Variation margin on futures contracts	$(232,068)

Interest Rate	Variation margin on futures and swaps contracts	$107,619	Variation margin on futures and swaps contracts	$—

Total		$504,913	Total	$(925,402)

Tax-Advantaged Global Equity Portfolio
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Unrealized gain on forward foreign currency exchange contracts and Purchased options, at value	$1,536,466	Unrealized gain on forward foreign currency exchange contracts and Written options, at value	$(7,783,481)

Equity	Purchased options at value, Variation margin on futures contracts	$2,991,502	Written options at value, Variation margin on futures contracts	$(2,492,227)

Interest Rate	Variation margin on futures and swaps contracts	$1,201,110	Variation margin on futures and swaps contracts	$—

Total		$5,729,078	Total	$(10,275,708)

(1)

Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Schedule of Investments. Only variation margin as of February 28, 2026 is reported within the Statements of Assets and Liabilities.

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts, purchased options, and written options/Net change in unrealized gain (loss) on forward currency exchange contracts, purchased options, and written options	$850,910	$(546,503)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	412,041	(43,716)

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures, swap contracts, purchased options and written options	104,274	480

Total		$1,367,225	$(589,739)

Tax-Advantaged Global Equity Portfolio

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward currency exchange contracts, purchased options and written options	9,153,046	(6,120,277)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(2,931,532)	2,005,173

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures, swap contracts, purchased options and written options	1,218,803	37,446

Total		$7,440,317	$(4,077,658)

For the six months ended February 28, 2026, the relevant values for each derivative type was as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts	Purchased Options	Written Options

Enhanced Dividend Global Equity Portfolio	225	42,239,603	133,996	3,429,766	2,757,424

Tax-Advantaged Global Equity Portfolio	2,426	464,095,670	1,463,016	37,243,983	29,550,089

(a)

Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended February 28, 2026.

27

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. For the six months ended February 28, 2026, the effective net management fee with GSAM was at 0.14% of each Portfolio’s average daily net assets.

The Portfolios invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) and Class R6 Shares of the Goldman Sachs Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the six months ended February 28, 2026, the management fees waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived

Enhanced Dividend Global Equity Portfolio	$ 29,148

Tax-Advantaged Global Equity Portfolio	355,702

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2026, Goldman Sachs retained front-end sales charges of $288 for the Enhanced Dividend Global Equity Portfolio.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A Shares of the Goldman Sachs Enhanced Dividend Global Equity Portfolio through at least December 29, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 29, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

28

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Enhanced Dividend Global Equity Portfolio	$29,148	$632	$141,226	$171,006

Tax-Advantaged Global Equity Portfolio	355,702	–	8,379	364,081

F. Line of Credit Facility — As of February 28, 2026, the Portfolios participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2026, the Portfolios did not have any borrowings under the facility.

G. Other Transactions with Affiliates — For the six months ended February 28, 2026, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio.

The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2026:

Enhanced Dividend Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs U.S. Equity Dividend and Premium Fund

	$ 288,281,853	$17,065,237	$(6,301,801)	$668,039	$1,553,178	$301,266,507	16,453,660	$1,627,883	$15,437,355

Goldman Sachs Emerging Markets Equity Insights Fund

	8,521,488	193,242	(613,600)	100,618	2,156,066	10,357,814	794,311	193,242	–

Goldman Sachs Energy Infrastructure Fund

	568,004	43,872	(616,433)	133,070	(128,514)	–	–	10,384	33,488

Goldman Sachs Financial Square Government Fund - Institutional Shares

	29,846,434	29,439,464	(23,693,228)	(19)	–	35,592,651	35,592,651	639,911	–

Goldman Sachs International Equity Dividend and Premium Fund

	71,126,030	1,901,169	–	–	10,641,509	83,668,708	8,967,707	743,689	–

Goldman Sachs International Small Cap Insights Fund

	12,478,991	925,826	(1,268,124)	610,296	1,260,733	14,007,721	750,682	380,164	545,662

Goldman Sachs Small Cap Equity Insights Fund

	25,335,668	2,370,320	(2,264,670)	295,275	1,013,740	26,750,332	844,125	180,759	2,189,560

Total	$ 436,158,468	$51,939,130	$(34,757,856)	$1,807,279	$16,496,712	$471,643,733		$3,776,032	$18,206,065

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Emerging Markets Equity Insights Fund

	$ 90,299,067	$2,197,012	$–	$–	$25,264,154	$117,760,233	9,030,693	$2,197,012	$–

Goldman Sachs Energy Infrastructure Fund

	4,648,256	359,024	(5,044,570)	1,117,193	(1,079,903)	–	–	84,974	274,050

29

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity Portfolio

Underlying Fund	Beginning value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of February 28, 2026	Shares as of February 28, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 305,012,766	$405,344,705	$(225,672,488)	$–	$–	$484,684,983	484,684,983	$8,043,250	$–

Goldman Sachs International Small Cap Insights Fund

	131,646,220	10,034,255	(10,116,354)	3,679,061	16,574,824	151,818,006	8,136,013	4,120,285	5,913,971

Goldman Sachs International Tax-Managed Equity Fund

	787,161,136	29,127,002	(101,250,000)	37,222,702	118,568,682	870,829,522	46,051,270	17,385,517	–

Goldman Sachs U.S. Tax-Managed Equity Fund

	3,685,800,547	46,674,664	(184,220,000)	21,300,636	244,574,776	3,814,130,623	69,550,157	19,647,673	–

Total	$ 5,004,567,992	$493,736,662	$(526,303,412)	$63,319,592	$403,902,533	$5,439,223,367		$51,478,711	$6,188,021

As of February 28, 2026, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Goldman Sachs U.S. Equity Dividend and Premium Fund	8%	–%

Goldman Sachs International Equity Dividend & Premium Fund	50	–

Goldman Sachs U.S. Tax-Managed Equity Fund	–	87

Goldman Sachs International Tax-Managed Equity Fund	–	78

As of February 28, 2026, the Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Fund	Class R6

Enhanced Dividend Global Equity Portfolio	100%

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of long-term securities for the six months ended February 28, 2026, were as follows:

Fund	Purchases	Sales

Enhanced Dividend Global Equity Portfolio	$22,704,410	$11,709,334

Tax-Advantaged Global Equity Portfolio	143,505,002	299,872,965

30

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year ended August 31, 2025, certain timing differences on a tax-basis were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Timing differences — (Qualified Late Year Loss Deferral/Post October Loss Deferral/ Straddle Deferral)	$(818,888)	$(8,574,087)

As of February 28, 2026, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio

Tax Cost	$319,639,473	$2,574,509,962

Gross unrealized gain	195,930,211	3,018,005,873

Gross unrealized loss	(14,176,303)	(51,562,821)

Net unrealized gain (loss)	$181,753,908	$2,966,443,052

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment companies and swap transactions.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Counterparty Risk — Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

8. OTHER RISKS (continued)

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Expenses Risk — By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Investments in the Underlying Funds Risk — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of February 28, 2026, the Enhanced Dividend Global Equity Portfolio invested 58.9% and 16.4% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2026, the Tax-Advantaged Global Equity Portfolio invested 58.3% and 13.3% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the

32

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio uses leverage, the sum of that Portfolio’s investment exposure may significantly exceed the amount of assets invested in the Portfolio, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Portfolios adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by

33

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued) February 28, 2026 (Unaudited)

10. OTHER MATTERS (continued)

jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	18,137	$267,844	13,006	$180,134

Reinvestment of distributions	3,109	45,749	13,324	183,678

Shares redeemed	(6,032)	(89,829)	(12,255)	(167,756)

	15,214	223,764	14,075	196,056

Institutional Shares

Shares sold	60,261	909,263	65,563	902,019

Reinvestment of distributions	8,017	119,784	36,552	511,285

Shares redeemed	(103,259)	(1,545,464)	(159,787)	(2,229,694)

	(34,981)	(516,417)	(57,672)	(816,390)

Class R6 Shares

Shares sold	48	719	1	11

Reinvestment of distributions	21	311	84	1,172

Shares redeemed	—	—	—	(1)

	69	1,030	85	1,182

Class P Shares

Shares sold	2,352,423	35,222,147	1,904,286	26,150,857

Reinvestment of distributions	514,969	7,667,083	2,139,188	29,814,564

Shares redeemed	(1,397,113)	(20,992,596)	(3,608,813)	(50,354,734)

	1,470,279	21,896,634	434,661	5,610,687

NET INCREASE IN SHARES	1,450,581	$21,605,011	391,149	$4,991,535

34

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2026 (Unaudited)		For the Fiscal Year Ended August 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	3,544	$100,998	6,234	$163,716

Reinvestment of distributions	603	17,072	642	16,397

Shares redeemed	(1,238)	(35,875)	(3,201)	(83,342)

	2,909	82,195	3,675	96,771

Institutional Shares

Shares sold	101,005	2,906,340	88,276	2,207,660

Reinvestment of distributions	34,689	992,614	38,405	986,797

Shares redeemed	(121,144)	(3,513,047)	(131,105)	(3,309,680)

	14,550	385,907	(4,424)	(115,223)

Class R6 Shares

Shares sold	14,457	407,455	510	12,963

Reinvestment of distributions	7,757	218,603	8,449	213,936

Shares redeemed	(2,765)	(79,045)	(8,624)	(220,327)

	19,449	547,013	335	6,572

Class P Shares

Shares sold	12,225,936	347,313,489	13,205,709	334,392,178

Reinvestment of distributions	3,462,903	97,584,602	3,701,310	93,715,948

Shares redeemed	(6,842,102)	(195,556,796)	(12,229,685)	(308,390,143)

	8,846,737	249,341,295	4,677,334	119,717,983

NET INCREASE IN SHARES	8,883,645	$250,356,410	4,676,920	$119,706,103

35

TRUSTEES
Gregory G. Weaver, *Chair*
Cheryl K. Beebe
Dwight L. Bush
Kathryn A. Cassidy
John G. Chou
Joaquin Delgado
Eileen H. Dowling
Lawrence Hughes
John F. Killian
Steven D. Krichmar
Michael Latham
James A. McNamara
Lawrence W. Stranghoener
Brian J. Wildman*
**Effective April 1, 2026.*

OFFICERS
James A. McNamara, *President and Principal Executive Officer*
Joseph F. DiMaria, *Principal Financial Officer, Principal Accounting Officer and Treasurer*
Robert Griffith, *Secretary*

GOLDMAN SACHS & CO. LLC
Distributor and Transfer Agent

© 2026 Goldman Sachs. All rights reserved. TAGEDGSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	May 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	May 5, 2026